UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 21.4%
Auto Components - 4.1%
Aisin Seiki Co., Ltd.	559,400	$23,785,261
Continental AG	89,750	21,250,764
Halla Visteon Climate Control Corp.	34,840	1,203,405
Hankook Tire Co., Ltd.	203,740	7,662,355
Linamar Corp.	17,020	1,105,414
Magna International, Inc. (New York)-Class A	299,520	16,800,077
Nexen Tire Corp.	67,870	759,969
Nokian Renkaat Oyj	494,040	15,478,470
Plastic Omnium SA	407,940	10,435,956
SAF-Holland SA	65,950	1,017,713
Sumitomo Electric Industries Ltd.	1,971,900	30,519,768
Sumitomo Rubber Industries Ltd.	60,500	937,164
Valeo SA	153,880	24,341,195

		155,297,511

Automobiles - 3.4%
Honda Motor Co., Ltd.	1,106,600	35,765,126
Peugeot SA (a)	1,201,430	24,775,674
Toyota Motor Corp.	1,050,000	70,263,134

		130,803,934

Distributors - 0.0%
Inchcape PLC	106,130	1,350,981

Diversified Consumer Services - 1.1%
Estacio Participacoes SA	1,811,800	10,489,338
G8 Education Ltd.	203,470	511,359
GAEC Educacao SA	86,600	605,818
Kroton Educacional SA	3,267,200	12,494,615
TAL Education Group (ADR) (a)	514,023	18,145,012

		42,246,142

Hotels, Restaurants & Leisure - 2.8%
Ardent Leisure Group	659,940	1,103,649
Betfair Group PLC	142,690	5,395,667
Domino’s Pizza Group PLC	64,630	789,043
Jollibee Foods Corp.	335,490	1,467,649
Melco International Development Ltd.	5,403,000	7,642,034
Merlin Entertainments PLC (b)	3,929,874	26,357,095
Mitchells & Butlers PLC (a)	107,970	773,706
Oriental Land Co., Ltd./Japan	59,600	3,801,832
Sodexo SA	432,778	41,199,483
Tabcorp Holdings Ltd.	1,609,314	5,641,040
Tatts Group Ltd.	1,232,613	3,534,214
Yum! Brands, Inc.	98,470	8,870,178

		106,575,590

Household Durables - 0.1%
Auto Trader Group PLC (a)(b)	165,411	795,952
Berkeley Group Holdings PLC	22,100	1,161,330
Rinnai Corp.	11,200	881,945
Techtronic Industries Co., Ltd.	200,500	658,141

		3,497,368

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.0%
Ikyu Corp. (a)	34,900	$745,304
Qunar Cayman Islands Ltd. (ADR) (a)	21,435	918,490

		1,663,794

Leisure Products - 0.0%
Amer Sports Oyj	42,200	1,124,619

Media - 3.6%
Cineplex, Inc.	91,350	3,438,973
CTS Eventim AG & Co. KGaA	242,041	8,825,094
Liberty Global PLC-Class A (a)	57,684	3,118,974
Liberty Global PLC-Series C (a)	718,625	36,383,984
Loen Entertainment, Inc.	13,450	970,561
Mediaset Espana Comunicacion SA	46,750	613,766
Metropole Television SA	46,990	915,137
Naspers Ltd.-Class N	24,200	3,763,205
Reed Elsevier PLC	889,920	14,461,803
Sky PLC	403,300	6,568,804
Thomson Reuters Corp.	335,570	12,777,990
TV Asahi Holdings Corp.	99,900	1,677,079
Vivendi SA	1,024,702	25,982,934
Wolters Kluwer NV	357,760	10,648,277
WPP PLC	401,530	9,012,812

		139,159,393

Multiline Retail - 1.7%
B&M European Value Retail SA	6,606,891	35,596,713
Dollarama, Inc.	34,180	2,071,598
Don Quijote Holdings Co., Ltd.	46,200	1,965,762
Harvey Norman Holdings Ltd.	307,840	1,068,949
Next PLC	97,860	11,453,715
Poundland Group PLC	2,790,990	14,177,813

		66,334,550

Specialty Retail - 1.8%
Ace Hardware Indonesia Tbk PT	12,383,000	598,434
AutoCanada, Inc.	23,970	792,603
Card Factory PLC	108,730	551,820
L’Occitane International SA	309,250	881,685
Luk Fook Holdings International Ltd.	260,000	765,638
Mr. Price Group Ltd.	69,120	1,422,693
Shimamura Co., Ltd.	11,100	1,165,379
Sports Direct International PLC (a)	3,224,621	36,357,242
WH Smith PLC	269,810	6,470,525
Yamada Denki Co., Ltd.	4,845,500	19,383,354

		68,389,373

Textiles, Apparel & Luxury Goods - 2.8%
Brunello Cucinelli SpA	32,580	610,206
Cie Financiere Richemont SA	531,576	43,205,329
Eclat Textile Co., Ltd.	164,561	2,700,160
Global Brands Group Holding Ltd. (a)	28,400,000	5,895,196
HUGO BOSS AG	163,452	18,273,293
Nan Liu Enterprise Co., Ltd.	205,188	1,229,939
Pacific Textiles Holdings Ltd.	3,187,000	5,098,180
Samsonite International SA	7,181,900	24,703,520
Yue Yuen Industrial Holdings Ltd.	1,464,000	4,878,071

		106,593,894

		823,037,149

Company	Shares	U.S. $ Value
Financials - 18.9%
Banks - 7.5%
Australia & New Zealand Banking Group Ltd.	387,740	$9,622,605
Banca Popolare dell’Emilia Romagna SC	92,010	820,941
Banca Popolare di Milano Scarl	765,840	807,677
Banco Macro SA (ADR)	9,490	432,744
Bank Hapoalim BM	3,499,650	18,834,946
Bank of Georgia Holdings PLC	24,150	739,632
Bank of Montreal	46,060	2,729,304
Bank of Queensland Ltd.	2,758,184	27,139,023
BOC Hong Kong Holdings Ltd.	3,340,000	13,944,284
Chiba Bank Ltd. (The)	172,000	1,309,744
Danske Bank A/S	1,141,100	33,544,898
DBS Group Holdings Ltd.	792,500	12,159,837
DGB Financial Group, Inc.	67,000	701,667
FinecoBank Banca Fineco SpA	741,063	5,488,942
Hang Seng Bank Ltd.	186,000	3,632,757
ING Groep NV	2,204,850	36,612,338
Liberbank SA (a)	1,513,510	1,102,180
Mitsubishi UFJ Financial Group, Inc.	7,708,100	55,455,628
Resona Holdings, Inc.	1,723,100	9,398,005
Seven Bank Ltd.	5,611,800	25,978,199
SpareBank 1 SR-Bank ASA	155,920	1,038,068
Toronto-Dominion Bank (The)	84,610	3,593,046
UniCredit SpA	3,055,700	20,536,964

		285,623,429

Capital Markets - 2.1%
3i Group PLC	232,050	1,882,896
GAM Holding AG (a)	65,210	1,369,959
Partners Group Holding AG	46,080	13,772,740
UBS Group AG (a)	3,034,117	64,373,273

		81,398,868

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	166,000	463,220
Aeon Thana Sinsap Thailand PCL (NVDR)	43,000	119,936
Credito Real SAB de CV SOFOM ER	286,197	640,040
Gentera SAB de CV	303,900	540,417
International Personal Finance PLC	121,630	874,361

		2,637,974

Diversified Financial Services - 1.1%
Chailease Holding Co., Ltd.	331,960	800,438
Challenger Ltd./Australia	2,811,140	14,571,807
ORIX Corp.	1,880,000	27,917,006

		43,289,251

Insurance - 6.5%
Admiral Group PLC	1,902,920	41,465,185
AIA Group Ltd.	9,341,400	60,839,510
Anadolu Hayat Emeklilik AS	493,489	1,034,815
Assicurazioni Generali SpA	1,574,065	28,370,585

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	2,323,594	$12,259,880
Euler Hermes Group	69,367	6,974,101
Intact Financial Corp.	48,740	3,386,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	26,220	4,648,655
NN Group NV	572,140	16,112,757
Prudential PLC	2,242,220	54,036,457
Sampo Oyj-Class A	76,950	3,626,418
Topdanmark A/S (a)	245,220	6,573,698
Tryg A/S	530,850	11,068,209

		250,397,095

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	22,170	629,067
Concentradora Fibra Hotelera Mexicana SA de CV	413,130	455,251
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	505,280	520,305
Granite Real Estate Investment Trust (Toronto)	40,610	1,396,802
Vastned Retail NV	23,670	1,045,412

		4,046,837

Real Estate Management & Development - 1.5%
Aeon Mall Co., Ltd.	53,000	992,465
Altus Group Ltd./Canada	41,130	586,160
Ayala Land, Inc.	8,757,800	7,239,892
CA Immobilien Anlagen AG (a)	56,500	985,778
CIFI Holdings Group Co., Ltd.	2,514,000	661,617
Corp. Inmobiliaria Vesta SAB de CV	562,320	915,883
Countrywide PLC	101,795	908,506
Daito Trust Construction Co., Ltd.	38,900	4,025,966
Global Logistic Properties Ltd.	20,317,000	38,140,448
Huaku Development Co., Ltd.	308,000	668,584
Lend Lease Group	76,000	878,731
Nexity SA	24,460	959,877
Quintain Estates & Development PLC (a)	703,920	1,172,396

		58,136,303

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	189,030	1,229,174

		726,758,931

Industrials - 15.8%
Aerospace & Defense - 2.8%
Airbus Group SE	595,043	38,759,491
Saab AB-Class B	45,100	1,101,999
Safran SA	269,530	18,317,087
Senior PLC	169,580	764,211
Zodiac Aerospace	1,470,606	47,903,163

		106,845,951

Air Freight & Logistics - 0.4%
bpost SA	413,780	11,378,984
Oesterreichische Post AG	101,995	4,692,205

		16,071,189

Airlines - 1.8%
Air Canada (a)	76,630	810,474

Company	Shares	U.S. $ Value
International Consolidated Airlines Group SA (a)	3,769,150	$29,290,437
Japan Airlines Co., Ltd.	222,300	7,747,020
Qantas Airways Ltd. (a)	8,517,782	20,698,075
Ryanair Holdings PLC (Sponsored ADR)	130,280	9,295,478

		67,841,484

Building Products - 0.4%
Assa Abloy AB	526,440	9,910,651
China Lesso Group Holdings Ltd.	580,000	470,922
DIRTT Environmental Solutions (a)	140,377	726,049
Kingspan Group PLC	101,650	2,454,502

		13,562,124

Commercial Services & Supplies - 2.6%
APR Energy PLC	1,420,187	2,504,824
Babcock International Group PLC	2,900,386	49,139,594
Berendsen PLC	310,510	4,970,607
Kaba Holding AG (a)	1,860	1,107,107
Loomis AB-Class B	34,680	972,491
Park24 Co., Ltd.	492,200	8,426,207
Regus PLC	7,544,345	30,911,655
Rentokil Initial PLC	774,320	1,798,314

		99,830,799

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	824,000	1,473,873
UGL Ltd.	272,580	444,755

		1,918,628

Electrical Equipment - 0.0%
TKH Group NV	42,450	1,783,237

Machinery - 1.1%
Bodycote PLC	94,790	1,003,326
Hoshizaki Electric Co., Ltd. (a)	37,600	2,211,611
IHI Corp.	237,000	1,103,513
JTEKT Corp.	1,497,800	28,324,024
Krones AG	17,170	1,794,141
KUKA AG	27,890	2,323,074
LISI	35,150	987,903
Melrose Industries PLC	203,569	791,218
Morgan Advanced Materials PLC	257,400	1,320,091
Nabtesco Corp.	49,600	1,244,152
Nachi-Fujikoshi Corp.	127,000	748,097
Pfeiffer Vacuum Technology AG	8,060	718,268
Vesuvius PLC	165,400	1,102,387

		43,671,805

Marine - 0.7%
Nippon Yusen KK	9,405,000	26,184,033

Professional Services - 3.6%
Bureau Veritas SA	1,786,107	41,173,259
Capita PLC	2,413,946	46,904,460
Teleperformance	722,560	51,047,431

		139,125,150

Company	Shares	U.S. $ Value
Road & Rail - 1.2%
Central Japan Railway Co.	253,800	$45,799,362
National Express Group PLC	231,622	1,119,210

		46,918,572

Trading Companies & Distributors - 1.1%
Brenntag AG	502,700	28,845,619
Bunzl PLC	391,830	10,688,899
Diploma PLC	108,370	1,375,833
Ramirent Oyj	69,990	511,082
Rexel SA	92,570	1,493,767

		42,915,200

		606,668,172

Health Care - 9.1%
Biotechnology - 0.5%
Basilea Pharmaceutica (REG) (a)	10,580	1,328,586
CSL Ltd.	216,740	14,449,270
Medy-Tox, Inc.	4,140	2,065,761
Taiwan Liposome Co., Ltd. (a)	106,000	636,861

		18,480,478

Health Care Equipment & Supplies - 0.6%
Cochlear Ltd.	61,430	3,796,278
Essilor International SA	61,360	7,350,953
Ginko International Co., Ltd.	116,000	1,457,983
Sartorius AG (Preference Shares)	44,816	8,331,346
Sorin SpA (a)	496,250	1,388,643

		22,325,203

Health Care Providers & Services - 0.5%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	232,300	646,396
Sonic Healthcare Ltd.	1,001,150	16,485,611

		17,132,007

Health Care Technology - 0.0%
M3, Inc.	49,800	1,001,051
NNIT A/S (a)(b)	25,531	579,912

		1,580,963

Life Sciences Tools & Services - 1.6%
Eurofins Scientific SE	204,603	62,292,358
Horizon Discovery Group PLC (a)	192,580	518,944

		62,811,302

Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	809,600	11,533,431
China Traditional Chinese Medicine Co., Ltd. (a)	1,466,000	1,196,679
GlaxoSmithKline PLC	2,390,040	49,693,556
Novartis AG (REG)	246,350	24,231,098
Novo Nordisk A/S-Class B	640,925	35,170,672
Ouro Fino Saude Animal Participacoes SA	71,200	732,817
Recordati SpA	417,473	8,755,838

Company	Shares	U.S. $ Value
Roche Holding AG	256,159	$71,824,786
Sanofi	36,750	3,635,672
Shionogi & Co., Ltd.	376,000	14,571,210
Teva Pharmaceutical Industries Ltd.	97,270	5,756,238

		227,101,997

		349,431,950

Information Technology - 8.0%
Communications Equipment - 0.2%
BYD Electronic International Co., Ltd. (a)	810,000	1,095,305
VTech Holdings Ltd.	374,000	4,940,883

		6,036,188

Electronic Equipment, Instruments & Components - 0.1%
Ju Teng International Holdings Ltd.	1,434,250	693,853
PAX Global Technology Ltd. (a)	1,392,000	1,993,917
Samsung Electro-Mechanics Co., Ltd.	15,760	720,871
Tongda Group Holdings Ltd.	4,037,600	779,833

		4,188,474

Internet Software & Services - 0.9%
Baidu, Inc. (Sponsored ADR) (a)	123,360	24,558,509
Tencent Holdings Ltd.	564,100	11,287,325

		35,845,834

IT Services - 0.9%
Alten SA	39,070	1,818,603
Amadeus IT Holding SA-Class A	266,180	10,625,959
CGI Group, Inc.-Class A (a)	172,020	6,727,924
Computacenter PLC	85,040	1,036,884
Obic Co., Ltd.	316,700	14,119,343
Optimal Payments PLC (a)	171,670	631,134
Wirecard AG	16,707	639,438

		35,599,285

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Semiconductor Engineering, Inc.	5,534,000	7,498,047
ASM International NV	44,060	2,038,276
Hermes Microvision, Inc.	26,000	1,688,368
Hua Hong Semiconductor Ltd. (a)(b)	588,000	778,280
Infineon Technologies AG	1,530,160	18,988,659
Novatek Microelectronics Corp.	3,247,000	15,661,500
Sanken Electric Co., Ltd.	192,000	1,186,321
SCREEN Holdings Co., Ltd.	3,967,000	24,965,158
Siltronic AG (a)	28,469	1,110,853
Sumco Corp.	1,853,000	23,175,481
Tokyo Electron Ltd.	462,900	29,420,559

		126,511,502

Software - 2.0%
Capcom Co., Ltd.	51,800	1,002,796
Constellation Software, Inc./Canada	13,810	5,482,647
Dassault Systemes	453,840	32,946,130
NICE-Systems Ltd.	151,399	9,615,625
Oracle Corp. Japan	333,200	13,929,659

Company	Shares	U.S. $ Value
Sage Group PLC (The)	435,950	$3,509,190
SAP SE	71,121	4,983,895
SDL PLC	146,980	960,050
UBISOFT Entertainment (a)	111,630	1,995,797

		74,425,789

Technology Hardware, Storage & Peripherals - 0.6%
Catcher Technology Co., Ltd.	964,000	12,051,927
Samsung Electronics Co., Ltd.	8,940	10,143,191

		22,195,118

		304,802,190

Consumer Staples - 7.9%
Beverages - 0.6%
Anheuser-Busch InBev NV	91,310	10,988,276
Cott Corp.	110,920	1,084,334
Heineken NV	130,920	9,953,503

		22,026,113

Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc.-Class B	136,150	5,824,255
Booker Group PLC	623,250	1,647,930
Clicks Group Ltd.	117,880	871,814
Delhaize Group SA	340,600	27,703,472
Koninklijke Ahold NV	179,194	3,363,945
Lawson, Inc.	87,000	5,953,510
Lenta Ltd. (GDR) (a)(b)	298,880	2,229,174
MARR SpA	62,460	1,107,785
Metro, Inc.	72,780	1,953,231
Olam International Ltd.	8,355,273	11,659,497
Sugi Holdings Co., Ltd.	90,400	4,612,128
Tsuruha Holdings, Inc.	21,200	1,649,044

		68,575,785

Food Products - 0.7%
Calbee, Inc.	40,800	1,718,823
Glanbia PLC	76,185	1,496,104
Mayora Indah Tbk PT	436,200	850,143
Nestle SA (REG)	192,650	13,899,813
Unilever PLC	165,673	7,113,855

		25,078,738

Household Products - 0.7%
Henkel AG & Co. KGaA	109,337	10,425,923
Pigeon Corp.	77,100	2,428,106
Reckitt Benckiser Group PLC	185,027	15,955,664

		28,809,693

Personal Products - 0.7%
Cosmax, Inc.	9,890	1,785,267
Kao Corp.	254,100	11,817,417
L’Oreal SA	80,600	14,421,022

		28,023,706

Tobacco - 3.4%
British American Tobacco PLC	1,315,030	70,804,502

Company	Shares	U.S. $ Value
Imperial Tobacco Group PLC	790,980	$38,095,327
Japan Tobacco, Inc.	577,000	20,511,930

		129,411,759

		301,925,794

Telecommunication Services - 6.2%
Diversified Telecommunication Services - 3.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	9,261,719	15,772,450
BT Group PLC	4,071,820	28,833,950
Com Hem Holding AB	132,730	1,231,071
Nippon Telegraph & Telephone Corp.	1,234,000	44,690,220
Proximus	169,810	6,009,050
Singapore Telecommunications Ltd.	3,142,700	9,887,262
Telefonica Brasil SA (Preference Shares)	956,303	13,398,269
Telenor ASA	611,300	13,402,660
Telstra Corp., Ltd.	1,202,740	5,692,024

		138,916,956

Wireless Telecommunication Services - 2.6%
China Mobile Ltd.	1,161,500	14,882,578
SK Telecom Co., Ltd.	36,110	8,079,833
SoftBank Corp.	462,000	27,213,177
Sunrise Communications Group AG (a)(b)	126,852	10,578,794
Vodafone Group PLC	10,747,392	39,205,329

		99,959,711

		238,876,667

Materials - 4.8%
Chemicals - 3.9%
Arkema SA	236,754	17,114,366
Chr Hansen Holding A/S	22,700	1,106,898
Croda International PLC	175,610	7,593,220
Denki Kagaku Kogyo KK	313,000	1,390,825
Essentra PLC	4,278,778	66,727,500
Fuchs Petrolub SE (Preference Shares)	16,870	713,311
Fufeng Group Ltd.	819,800	608,270
Givaudan SA (REG) (a)	4,140	7,167,606
Hyosung Corp.	9,160	1,179,510
JSR Corp.	1,464,000	25,844,425
Kansai Paint Co., Ltd.	100,000	1,549,320
Koninklijke DSM NV	316,323	18,365,770
Lanxess AG	17,050	1,005,985
Teijin Ltd.	350,000	1,358,160

		151,725,166

Construction Materials - 0.1%
Cementos Pacasmayo SAA	310,590	498,195
Cemex Latam Holdings SA (a)	139,660	684,036
West China Cement Ltd.	4,836,000	940,623

		2,122,854

Containers & Packaging - 0.1%
Amcor Ltd./Australia	345,300	3,648,955
Smurfit Kappa Group PLC	50,520	1,392,427

		5,041,382

Company	Shares	U.S. $ Value
Metals & Mining - 0.1%
Dowa Holdings Co., Ltd.	150,000	$1,417,535
Western Areas Ltd.	306,010	761,229

		2,178,764

Paper & Forest Products - 0.6%
Mondi PLC	977,450	21,043,770
Sappi Ltd. (a)	108,583	385,119

		21,428,889

		182,497,055

Energy - 3.5%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (b)	166,810	935,463

Oil, Gas & Consumable Fuels - 3.5%
BG Group PLC	2,270,914	37,821,617
Gaztransport Et Technigaz SA	12,781	808,482
JX Holdings, Inc.	10,097,500	43,533,837
Petroleo Brasileiro SA (Sponsored ADR) (a)	1,426,130	11,637,221
Royal Dutch Shell PLC-Class B	221,875	6,316,894
TOTAL SA	709,890	34,820,774

		134,938,825

		135,874,288

Utilities - 1.5%
Electric Utilities - 1.3%
EDP-Energias de Portugal SA	8,808,650	33,560,903
Electricite de France SA	726,280	16,245,874
Elia System Operator SA/NV	23,426	949,334

		50,756,111

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	34,700	1,225,809
Huadian Fuxin Energy Corp., Ltd.-Class H	2,446,000	1,172,148
Huadian Power International Corp., Ltd.-Class H	664,000	738,795

		3,136,752

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	230,600	1,223,795
CT Environmental Group Ltd.	910,000	1,206,995
Pennon Group PLC	104,200	1,327,385

		3,758,175

		57,651,038

Total Common Stocks (cost $3,346,807,802)		3,727,523,234

WARRANTS - 1.4%
Financials - 0.8%
Banks - 0.1%
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(b)	264,850	600,988
Yes Bank Ltd., Merrill Lynch Intl & Co., expiring 6/25/18 (a)	94,040	1,248,757

		1,849,745

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	1,290,390	$26,325,517
LIC Housing Finance Ltd., JPMorgan Chase Bank, expiring 3/06/17 (a)(b)	117,660	835,407

		27,160,924

		29,010,669

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	413,020	5,980,070
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	95,710	3,843,901
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	144,663	5,816,323

		15,640,294

Health Care - 0.2%
Pharmaceuticals - 0.2%
Aurobindo Pharma Ltd., Merrill Lynch Intl & Co., expiring 10/03/18 (a)	49,650	1,139,140
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	429,080	5,910,782

		7,049,922

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	109,450	891,822

Total Warrants (cost $40,300,964)		52,592,707

RIGHTS - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sorin SpA, expiring 7/15/22 (a) (cost $0)	496,250	1

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
State Street Bank & Trust Co.
0.00%, dated 6/30/15 due 7/01/15 in the amount of $21,464,329 (collateralized by $21,760,000 U.S. Treasury Notes, 2.00%, 5/31/21, value $21,896,000)
(cost $21,464,329)	$21,464	$21,464,329

Total Investments - 99.0% (cost $3,408,573,095) (c)		3,801,580,271
Other assets less liabilities - 1.0%		37,559,576

Net Assets - 100.0%		$3,839,139,847

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	HKD	1,090,910	USD	140,721	7/15/15	$(11,682)
Barclays Bank PLC	TWD	1,055,659	USD	34,197	7/15/15	19,486
Barclays Bank PLC	USD	52,810	CHF	49,727	7/15/15	401,678
BNP Paribas SA	AUD	35,497	USD	28,040	7/15/15	671,906
BNP Paribas SA	AUD	15,670	USD	11,891	7/15/15	(190,056)
BNP Paribas SA	GBP	34,562	USD	54,842	7/15/15	540,986
BNP Paribas SA	GBP	67,758	USD	101,556	7/15/15	(4,898,885)
BNP Paribas SA	KRW	9,152,061	USD	8,345	7/15/15	173,541
BNP Paribas SA	USD	8,978	CAD	11,215	7/15/15	(62)
BNP Paribas SA	USD	134,276	GBP	87,591	7/15/15	3,338,932
Citibank	CAD	38,733	USD	31,011	7/15/15	4,738
Citibank	ILS	89,863	USD	22,843	7/15/15	(969,623)
Credit Suisse International	CHF	49,727	USD	53,378	7/15/15	166,191
Credit Suisse International	USD	53,102	EUR	48,976	7/15/15	1,508,537
Credit Suisse International	USD	11,395	NOK	86,272	7/15/15	(395,110)
Credit Suisse International	CHF	25,107	USD	27,046	10/14/15	79,902
Credit Suisse International	USD	56,059	SEK	462,784	10/14/15	(109,809)
Deutsche Bank AG	ILS	31,536	USD	8,136	7/15/15	(220,529)
Deutsche Bank AG	USD	130,816	GBP	86,011	7/15/15	4,316,539
Deutsche Bank AG	USD	44,356	JPY	5,301,269	7/15/15	(1,032,704)
Goldman Sachs Bank USA	USD	16,655	CAD	20,243	7/15/15	(450,155)
HSBC Bank USA	AUD	25,986	USD	20,233	7/15/15	197,996
HSBC Bank USA	USD	8,278	HKD	64,182	7/15/15	1,402
Morgan Stanley & Co., Inc.	BRL	144,397	USD	46,541	7/02/15	97,300
Morgan Stanley & Co., Inc.	USD	46,289	BRL	144,397	7/02/15	154,836
Morgan Stanley & Co., Inc.	GBP	71,282	USD	105,923	7/15/15	(6,068,692)
Morgan Stanley & Co., Inc.	NZD	42,269	USD	29,083	7/15/15	472,193
Morgan Stanley & Co., Inc.	USD	21,490	JPY	2,575,017	7/15/15	(446,860)
Morgan Stanley & Co., Inc.	USD	62,337	SEK	537,589	7/15/15	2,528,035
Morgan Stanley & Co., Inc.	BRL	144,397	USD	45,772	8/04/15	(136,477)
Morgan Stanley & Co., Inc.	ILS	35,124	USD	9,276	10/14/15	(36,508)
Morgan Stanley & Co., Inc.	USD	16,966	AUD	22,311	10/14/15	151,857
Northern Trust Co.	NOK	86,272	USD	10,694	7/15/15	(306,176)
Royal Bank of Scotland PLC	CAD	78,475	USD	62,686	7/15/15	(133,900)
Royal Bank of Scotland PLC	JPY	19,060,757	USD	152,967	7/15/15	(2,800,876)
Royal Bank of Scotland PLC	NZD	38,536	USD	28,196	7/15/15	2,111,803

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	15,317	CAD	18,780	7/15/15	$(283,788)
Royal Bank of Scotland PLC	USD	19,573	JPY	2,346,073	7/15/15	(400,025)
Standard Chartered Bank	HKD	57,513	USD	7,420	7/15/15	677
Standard Chartered Bank	USD	171,307	AUD	225,338	7/15/15	2,426,320
Standard Chartered Bank	USD	75,963	NZD	101,921	7/15/15	(6,975,593)
State Street Bank & Trust Co.	EUR	10,905	USD	11,885	7/15/15	(274,201)
State Street Bank & Trust Co.	USD	76,793	EUR	70,308	7/15/15	1,603,272
State Street Bank & Trust Co.	USD	8,572	HKD	66,457	7/15/15	1,732
State Street Bank & Trust Co.	USD	7,500	HKD	58,131	7/15/15	(1,000)
UBS AG	BRL	144,397	USD	45,386	7/02/15	(1,056,891)
UBS AG	USD	46,541	BRL	144,397	7/02/15	(97,300)
UBS AG	EUR	48,308	USD	54,241	7/15/15	375,076
UBS AG	EUR	14,970	USD	16,657	7/15/15	(35,687)
UBS AG	NZD	21,116	USD	15,779	7/15/15	1,485,738
UBS AG	USD	72,008	JPY	8,838,398	7/15/15	220,885
UBS AG	USD	77,819	JPY	9,538,770	10/14/15	242,094

						$(4,038,937)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $70,016,582 or 1.8% of net assets.
(c)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $533,318,920 and gross unrealized depreciation of investments was $(140,311,744), resulting in net unrealized appreciation of $393,007,176.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

June 30, 2015 (unaudited)

23.3%	United Kingdom
20.4%	Japan
14.0%	France
6.7%	Switzerland
3.6%	Germany
3.5%	Australia
2.8%	Hong Kong
2.8%	Netherlands
2.3%	Denmark
2.3%	China
1.9%	Singapore
1.8%	Italy
1.6%	Canada
1.5%	Belgium
11.5%	Other

100.0%	Total Investments

*	All data are as of June 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Argentina, Austria, Brazil, Colombia, Finland, Georgia, India, Indonesia, Ireland, Israel, Luxembourg, Mexico, Norway, Peru, Philippines, Portugal, Russia, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, Turkey and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$194,543,618		$628,493,531		$	– 0	–	$823,037,149
Financials	32,379,902		694,379,029			– 0	–	726,758,931
Industrials	73,867,395		532,800,777			– 0	–	606,668,172
Health Care	11,551,662		337,880,288			– 0	–	349,431,950
Information Technology	40,388,950		264,413,240			– 0	–	304,802,190
Consumer Staples	8,861,820		293,063,974			– 0	–	301,925,794
Telecommunication Services	13,398,269		225,478,398			– 0	–	238,876,667
Materials	1,567,350		180,929,705			– 0	–	182,497,055
Energy	12,445,703		123,428,585			– 0	–	135,874,288
Utilities	1,223,795		56,427,243			– 0	–	57,651,038
Warrants	– 0	–	52,592,707			– 0	–	52,592,707
Rights	– 0	–	– 0	–		1		1
Short-Term Investments	21,464,329		– 0	–		– 0	–	21,464,329

Total Investments in Securities	411,692,793		3,389,887,477	+		1		3,801,580,271
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	23,293,652			– 0	–	23,293,652
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(27,332,589)			– 0	–	(27,332,589)

Total(a)^	$411,692,793		$3,385,848,540			$1		$3,797,541,334

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $42,826,225 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 9/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		$–0	–		– 0	–
Change in unrealized appreciation/depreciation		1			1
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/15		$1			$1

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15		$1			$1

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 21.7%
Auto Components - 4.3%
Aisin Seiki Co., Ltd.	247,900	$10,540,519
Continental AG	44,360	10,503,442
Halla Visteon Climate Control Corp.	15,130	522,604
Hankook Tire Co., Ltd.	84,560	3,180,175
Linamar Corp.	7,370	478,666
Magna International, Inc. (New York)-Class A	167,790	9,411,341
Nexen Tire Corp.	27,100	303,450
Nokian Renkaat Oyj	204,010	6,391,714
Plastic Omnium SA	168,806	4,318,410
SAF-Holland SA	27,490	424,214
Sumitomo Electric Industries Ltd.	742,800	11,496,569
Sumitomo Rubber Industries Ltd.	25,200	390,356
Valeo SA	63,622	10,063,916

		68,025,376

Automobiles - 3.4%
Honda Motor Co., Ltd.	448,400	14,492,213
Peugeot SA (a)	510,450	10,526,408
Toyota Motor Corp.	435,600	29,149,163

		54,167,784

Distributors - 0.0%
Inchcape PLC	46,140	587,339

Diversified Consumer Services - 1.1%
Estacio Participacoes SA	742,800	4,300,409
G8 Education Ltd.	88,640	222,769
GAEC Educacao SA	37,600	263,034
Kroton Educacional SA	1,339,600	5,122,976
TAL Education Group (ADR) (a)	214,301	7,564,825

		17,474,013

Hotels, Restaurants & Leisure - 2.8%
Ardent Leisure Group	274,510	459,076
Betfair Group PLC	59,390	2,245,768
Domino’s Pizza Group PLC	26,900	328,412
Jollibee Foods Corp.	146,030	638,829
Melco International Development Ltd.	2,219,000	3,138,566
Merlin Entertainments PLC (b)	1,630,711	10,936,942
Mitchells & Butlers PLC (a)	44,910	321,822
Oriental Land Co., Ltd./Japan	24,700	1,575,592
Sodexo SA	178,410	16,984,227
Tabcorp Holdings Ltd.	669,930	2,348,269
Tatts Group Ltd.	513,115	1,471,231
Yum! Brands, Inc.	40,500	3,648,240

		44,096,974

Household Durables - 0.1%
Auto Trader Group PLC (a)(b)	71,915	346,053
Berkeley Group Holdings PLC	9,630	506,046
Rinnai Corp.	4,900	385,851
Techtronic Industries Co., Ltd.	87,500	287,218

		1,525,168

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.0%
Ikyu Corp.	15,200	$324,603
Qunar Cayman Islands Ltd. (ADR) (a)	9,323	399,490

		724,093

Leisure Products - 0.0%
Amer Sports Oyj	17,540	467,436

Media - 3.6%
Cineplex, Inc.	38,040	1,432,058
CTS Eventim AG & Co. KGaA	100,070	3,648,668
Liberty Global PLC-Class A (a)	26,215	1,417,445
Liberty Global PLC-Series C (a)	297,237	15,049,109
Loen Entertainment, Inc.	5,840	421,418
Mediaset Espana Comunicacion SA	20,400	267,825
Metropole Television SA	20,410	397,488
Naspers Ltd.-Class N	9,870	1,534,828
Reed Elsevier PLC	370,450	6,020,063
Sky PLC	166,360	2,709,611
Thomson Reuters Corp.	108,730	4,140,271
TV Asahi Holdings Corp.	41,500	696,685
Vivendi SA	426,585	10,816,735
Wolters Kluwer NV	148,930	4,432,715
WPP PLC	167,150	3,751,878

		56,736,797

Multiline Retail - 1.7%
B&M European Value Retail SA	2,704,550	14,571,617
Dollarama, Inc.	14,830	898,824
Don Quijote Holdings Co., Ltd.	20,000	850,979
Harvey Norman Holdings Ltd.	128,250	445,338
Next PLC	40,000	4,681,674
Poundland Group PLC	1,140,710	5,794,637

		27,243,069

Specialty Retail - 1.8%
Ace Hardware Indonesia Tbk PT	5,374,000	259,710
AutoCanada, Inc.	9,970	329,673
Card Factory PLC	45,330	230,056
L’Occitane International SA	123,250	351,391
Luk Fook Holdings International Ltd.	108,000	318,034
Mr. Price Group Ltd.	30,110	619,752
Shimamura Co., Ltd.	4,600	482,950
Sports Direct International PLC (a)	1,343,611	15,149,064
WH Smith PLC	111,820	2,681,643
Yamada Denki Co., Ltd.	2,011,100	8,044,962

		28,467,235

Textiles, Apparel & Luxury Goods - 2.9%
Brunello Cucinelli SpA	14,160	265,209
Cie Financiere Richemont SA	217,607	17,686,619
Eclat Textile Co., Ltd.	71,336	1,170,500
Global Brands Group Holding Ltd. (a)	11,628,000	2,413,709
HUGO BOSS AG	72,824	8,141,438
Nan Liu Enterprise Co., Ltd.	89,230	534,863
Pacific Textiles Holdings Ltd.	1,320,000	2,111,578
Samsonite International SA	3,181,900	10,944,754
Yue Yuen Industrial Holdings Ltd.	646,000	2,152,482

		45,421,152

		344,936,436

Company	Shares	U.S. $ Value
Financials - 19.0%
Banks - 7.3%
Australia & New Zealand Banking Group Ltd.	171,440	$4,254,654
Banca Popolare dell’Emilia Romagna SC	38,350	342,170
Banca Popolare di Milano Scarl	319,250	336,690
Banco Macro SA (ADR) (a)	3,950	180,120
Bank Hapoalim BM	1,455,206	7,831,848
Bank of Georgia Holdings PLC	10,500	321,579
Bank of Queensland Ltd.	1,143,572	11,252,123
BOC Hong Kong Holdings Ltd.	1,472,000	6,145,505
Chiba Bank Ltd. (The)	72,000	548,265
Danske Bank A/S	475,010	13,963,861
DBS Group Holdings Ltd.	214,900	3,297,349
DGB Financial Group, Inc.	28,390	297,318
FinecoBank Banca Fineco SpA	308,637	2,286,028
Hang Seng Bank Ltd.	77,400	1,511,696
ING Groep NV	907,910	15,076,176
Liberbank SA (a)	649,000	472,620
Mitsubishi UFJ Financial Group, Inc.	3,188,000	22,935,943
Resona Holdings, Inc.	717,300	3,912,245
Seven Bank Ltd.	2,330,600	10,788,836
SpareBank 1 SR-Bank ASA	64,850	431,751
Toronto-Dominion Bank (The)	35,220	1,495,652
UniCredit SpA	1,272,020	8,549,082

		116,231,511

Capital Markets - 2.2%
3i Group PLC	101,000	819,532
GAM Holding AG (a)	28,350	595,589
Partners Group Holding AG	20,520	6,133,173
UBS Group AG (a)	1,274,393	27,038,130

		34,586,424

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	72,200	201,473
Aeon Thana Sinsap Thailand PCL (NVDR)	18,300	51,042
Credito Real SAB de CV SOFOM ER	124,522	278,476
Gentera SAB de CV	126,410	224,791
International Personal Finance PLC	52,940	380,570

		1,136,352

Diversified Financial Services - 1.1%
Chailease Holding Co., Ltd.	146,010	352,066
Challenger Ltd./Australia	1,126,470	5,839,163
ORIX Corp.	779,400	11,573,678

		17,764,907

Insurance - 6.6%
Admiral Group PLC	789,252	17,198,032
AIA Group Ltd.	3,887,200	25,316,906
Anadolu Hayat Emeklilik AS	214,791	450,403
Assicurazioni Generali SpA	652,738	11,764,799

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	949,465	$5,009,622
Euler Hermes Group	28,869	2,902,466
Intact Financial Corp.	20,160	1,400,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	10,670	1,891,729
NN Group NV	237,990	6,702,337
Prudential PLC	933,390	22,494,264
Sampo Oyj-Class A	32,150	1,515,131
Topdanmark A/S (a)	105,330	2,823,618
Tryg A/S	222,950	4,648,502

		104,118,679

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	9,170	260,196
Concentradora Fibra Hotelera Mexicana SA de CV	179,770	198,099
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	210,170	216,419
Granite Real Estate Investment Trust (Toronto)	16,790	577,501
Vastned Retail NV	9,840	434,594

		1,686,809

Real Estate Management & Development - 1.6%
Aeon Mall Co., Ltd.	21,200	396,986
Altus Group Ltd./Canada	17,870	254,673
Ayala Land, Inc.	3,861,400	3,192,140
CA Immobilien Anlagen AG (a)	23,540	410,712
CIFI Holdings Group Co., Ltd.	1,048,000	275,805
Corp. Inmobiliaria Vesta SAB de CV	244,480	398,199
Countrywide PLC	44,518	397,317
Daito Trust Construction Co., Ltd.	16,200	1,676,623
Global Logistic Properties Ltd.	8,647,833	16,234,298
Huaku Development Co., Ltd.	128,000	277,853
Lend Lease Group	31,660	366,061
Nexity SA	10,620	416,757
Quintain Estates & Development PLC (a)	306,300	510,150

		24,807,574

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	78,820	512,530

		300,844,786

Industrials - 16.1%
Aerospace & Defense - 2.8%
Airbus Group SE	246,507	16,056,799
Saab AB-Class B	18,800	459,370
Safran SA	118,900	8,080,368
Senior PLC	70,540	317,888
Zodiac Aerospace	610,770	19,895,074

		44,809,499

Air Freight & Logistics - 0.4%
bpost SA	171,360	4,712,414
Oesterreichische Post AG	41,686	1,917,734

		6,630,148

Airlines - 1.9%
Air Canada (a)	31,930	337,706

Company	Shares	U.S. $ Value
International Consolidated Airlines Group SA (a)	1,906,570	$14,816,144
Japan Airlines Co., Ltd.	92,600	3,227,054
Qantas Airways Ltd. (a)	3,451,820	8,387,868
Ryanair Holdings PLC (Sponsored ADR)	54,240	3,870,024

		30,638,796

Building Products - 0.4%
Assa Abloy AB	218,070	4,105,341
China Lesso Group Holdings Ltd.	243,000	197,300
DIRTT Environmental Solutions (a)	61,032	315,666
Kingspan Group PLC	44,230	1,068,004

		5,686,311

Commercial Services & Supplies - 2.6%
APR Energy PLC	602,804	1,063,182
Babcock International Group PLC	1,204,799	20,412,226
Berendsen PLC	126,810	2,029,959
Kaba Holding AG (a)	810	482,127
Loomis AB-Class B	15,080	422,871
Park24 Co., Ltd.	204,900	3,507,781
Regus PLC	3,129,139	12,821,109
Rentokil Initial PLC	322,880	749,870

		41,489,125

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	358,000	640,348
UGL Ltd.	113,390	185,012

		825,360

Electrical Equipment - 0.0%
TKH Group NV	17,690	743,120

Machinery - 1.1%
Bodycote PLC	39,450	417,567
Hoshizaki Electric Co., Ltd.	15,600	917,583
IHI Corp.	107,000	498,210
JTEKT Corp.	612,300	11,578,849
Krones AG	7,460	779,516
KUKA AG	11,940	994,532
LISI	14,650	411,743
Melrose Industries PLC	88,686	344,699
Morgan Advanced Materials PLC	107,280	550,192
Nabtesco Corp.	22,200	556,859
Nachi-Fujikoshi Corp.	56,000	329,870
Pfeiffer Vacuum Technology AG	3,510	312,794
Vesuvius PLC	68,790	458,484

		18,150,898

Marine - 0.7%
Nippon Yusen KK	3,855,000	10,732,530

Professional Services - 3.7%
Bureau Veritas SA	783,920	18,070,889
Capita PLC	956,476	18,584,919
Teleperformance	300,597	21,236,582

		57,892,390

Company	Shares	U.S. $ Value
Road & Rail - 1.2%
Central Japan Railway Co.	104,800	$18,911,635
National Express Group PLC	100,595	486,081

		19,397,716

Trading Companies & Distributors - 1.2%
Brenntag AG	222,200	12,750,142
Bunzl PLC	161,690	4,410,811
Diploma PLC	47,060	597,460
Ramirent Oyj	29,110	212,568
Rexel SA	39,440	636,428

		18,607,409

		255,603,302

Health Care - 9.2%
Biotechnology - 0.5%
Basilea Pharmaceutica (REG) (a)	4,410	553,786
CSL Ltd.	89,930	5,995,307
Medy-Tox, Inc.	1,800	898,157
Taiwan Liposome Co., Ltd. (a)	46,000	276,374

		7,723,624

Health Care Equipment & Supplies - 0.6%
Cochlear Ltd.	25,440	1,572,152
Essilor International SA	27,290	3,269,354
Ginko International Co., Ltd.	50,000	628,441
Sartorius AG (Preference Shares)	18,535	3,445,678
Sorin SpA (a)	203,720	570,064

		9,485,689

Health Care Providers & Services - 0.5%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	96,700	269,076
Sonic Healthcare Ltd.	413,120	6,802,713

		7,071,789

Health Care Technology - 0.0%
M3, Inc.	21,700	436,201
NNIT A/S (a)(b)	11,107	252,285

		688,486

Life Sciences Tools & Services - 1.7%
Eurofins Scientific SE	86,063	26,202,290
Horizon Discovery Group PLC (a)	83,728	225,621

		26,427,911

Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	323,700	4,611,378
China Traditional Chinese Medicine Co., Ltd. (a)	634,000	517,527
GlaxoSmithKline PLC	993,479	20,656,351
Novartis AG (REG)	101,890	10,021,947
Novo Nordisk A/S-Class B	266,707	14,635,510
Ouro Fino Saude Animal Participacoes SA	31,000	319,063
Recordati SpA	176,811	3,708,332

Company	Shares	U.S. $ Value
Roche Holding AG	105,300	$29,525,217
Sanofi	15,300	1,513,627
Shionogi & Co., Ltd.	156,500	6,064,879
Teva Pharmaceutical Industries Ltd.	40,230	2,380,728

		93,954,559

		145,352,058

Consumer Staples - 8.1%
Beverages - 0.6%
Anheuser-Busch InBev NV	37,760	4,544,051
Cott Corp.	46,230	451,936
Heineken NV	54,150	4,116,882

		9,112,869

Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc.-Class B	56,688	2,425,012
Booker Group PLC	270,460	715,121
Clicks Group Ltd.	51,180	378,516
Delhaize Group SA	140,850	11,456,353
Koninklijke Ahold NV	74,595	1,400,345
Lawson, Inc.	21,800	1,491,799
Lenta Ltd. (GDR) (a)(b)	121,760	908,138
MARR SpA	27,200	482,417
Metro, Inc.	30,330	813,980
Olam International Ltd.	3,426,746	4,781,907
Sugi Holdings Co., Ltd.	37,900	1,933,625
Tsuruha Holdings, Inc.	9,200	715,623

		27,502,836

Food Products - 0.8%
Calbee, Inc.	17,800	749,878
Glanbia PLC	33,116	650,325
Mayora Indah Tbk PT	179,567	349,972
Nestle SA (REG)	78,690	5,677,531
Unilever PLC	116,770	5,014,002

		12,441,708

Household Products - 0.7%
Henkel AG & Co. KGaA	45,440	4,332,970
Pigeon Corp.	33,600	1,058,163
Reckitt Benckiser Group PLC	76,523	6,598,903

		11,990,036

Personal Products - 0.8%
Cosmax, Inc.	4,310	778,008
Kao Corp.	105,100	4,887,881
L’Oreal SA	35,910	6,425,048

		12,090,937

Tobacco - 3.5%
British American Tobacco PLC	542,644	29,217,309
Imperial Tobacco Group PLC	326,220	15,711,469

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	278,600	$9,904,027

		54,832,805

		127,971,191

Information Technology - 7.9%
Communications Equipment - 0.2%
BYD Electronic International Co., Ltd. (a)	337,000	455,701
VTech Holdings Ltd.	166,000	2,193,012

		2,648,713

Electronic Equipment, Instruments & Components - 0.1%
Ju Teng International Holdings Ltd.	595,750	288,208
PAX Global Technology Ltd. (a)	605,000	866,609
Samsung Electro-Mechanics Co., Ltd.	6,580	300,973
Tongda Group Holdings Ltd.	1,759,600	339,854

		1,795,644

Internet Software & Services - 0.9%
Baidu, Inc. (Sponsored ADR) (a)	51,150	10,182,942
Tencent Holdings Ltd.	233,900	4,680,208

		14,863,150

IT Services - 0.9%
Alten SA	16,970	789,908
Amadeus IT Holding SA-Class A	110,830	4,424,356
CGI Group, Inc.-Class A (a)	71,610	2,800,759
Computacenter PLC	36,932	450,308
Obic Co., Ltd.	131,300	5,853,709
Optimal Payments PLC (a)	74,660	274,483
Wirecard AG	7,259	277,829

		14,871,352

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Semiconductor Engineering, Inc.	2,464,000	3,338,487
ASM International NV	18,330	847,971
Hermes Microvision, Inc.	11,000	714,310
Hua Hong Semiconductor Ltd. (a)(b)	245,000	324,284
Infineon Technologies AG	567,610	7,043,807
Novatek Microelectronics Corp.	1,338,000	6,453,676
Sanken Electric Co., Ltd.	83,000	512,837
SCREEN Holdings Co., Ltd.	1,647,000	10,364,914
Siltronic AG (a)	11,842	462,072
Sumco Corp.	767,600	9,600,377
Tokyo Electron Ltd.	192,700	12,247,444

		51,910,179

Software - 1.9%
Capcom Co., Ltd.	21,600	418,154
Constellation Software, Inc./Canada	5,750	2,282,782
Dassault Systemes	187,680	13,624,471
NICE-Systems Ltd.	63,013	4,002,070
Oracle Corp. Japan	128,700	5,380,393
Sage Group PLC (The)	181,460	1,460,666
SAP SE	31,471	2,205,371
SDL PLC	63,890	417,320

Company	Shares	U.S. $ Value
UBISOFT Entertainment (a)	45,370	$811,156

		30,602,383

Technology Hardware, Storage & Peripherals - 0.6%
Catcher Technology Co., Ltd.	401,000	5,013,301
Samsung Electronics Co., Ltd.	900	1,021,127
Samsung Electronics Co., Ltd. (GDR) (London) (b)	5,210	2,972,305

		9,006,733

		125,698,154

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,837,979	6,535,972
BT Group PLC	1,317,740	9,331,368
Com Hem Holding AB	55,100	511,052
Nippon Telegraph & Telephone Corp.	513,800	18,607,646
Proximus	70,110	2,480,976
Singapore Telecommunications Ltd.	1,284,000	4,046,769
Telefonica Brasil SA (Preference Shares)	404,800	5,671,444
Telenor ASA	253,160	5,550,495
Telstra Corp., Ltd.	500,690	2,369,539

		55,105,261

Wireless Telecommunication Services - 2.6%
China Mobile Ltd.	477,000	6,111,915
SK Telecom Co., Ltd.	13,780	3,083,359
SoftBank Corp.	191,500	11,279,921
Sunrise Communications Group AG (a)(b)	63,013	5,254,955
Vodafone Group PLC	4,436,379	16,183,433

		41,913,583

		97,018,844

Materials - 4.8%
Chemicals - 4.0%
Arkema SA	97,032	7,014,205
Chr Hansen Holding A/S	9,860	480,794
Croda International PLC	72,730	3,144,780
Denki Kagaku Kogyo KK	130,000	577,659
Essentra PLC	1,779,838	27,756,556
Fuchs Petrolub SE (Preference Shares)	7,330	309,933
Fufeng Group Ltd.	343,400	254,794
Givaudan SA (REG) (a)	1,630	2,822,029
Hyosung Corp.	3,930	506,056
JSR Corp.	638,400	11,269,864
Kansai Paint Co., Ltd.	44,000	681,701
Koninklijke DSM NV	134,935	7,834,350
Lanxess AG	7,410	437,205
Teijin Ltd.	146,000	566,547

		63,656,473

Construction Materials - 0.1%
Cementos Pacasmayo SAA	134,730	216,110
Cemex Latam Holdings SA (a)	60,770	297,644
West China Cement Ltd.	2,012,000	391,343

		905,097

Company	Shares	U.S. $ Value
Containers & Packaging - 0.1%
Amcor Ltd./Australia	143,740	$1,518,971
Smurfit Kappa Group PLC	20,750	571,910

		2,090,881

Metals & Mining - 0.1%
Dowa Holdings Co., Ltd.	63,000	595,364
Western Areas Ltd.	127,540	317,268

		912,632

Paper & Forest Products - 0.5%
Mondi PLC	372,480	8,019,217
Sappi Ltd. (a)	49,649	176,093

		8,195,310

		75,760,393

Energy - 3.4%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (b)	69,550	390,033

Oil, Gas & Consumable Fuels - 3.4%
BG Group PLC	841,726	14,018,778
Gaztransport Et Technigaz SA	5,554	351,327
JX Holdings, Inc.	4,166,800	17,964,525
Petroleo Brasileiro SA (Sponsored ADR) (a)	590,490	4,818,398
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	97,888	2,783,921
Total SA	284,100	13,935,373

		53,872,322

		54,262,355

Utilities - 1.4%
Electric Utilities - 1.2%
EDP - Energias de Portugal SA	3,498,080	13,327,664
Electricite de France SA	248,590	5,560,612
Elia System Operator SA/NV	10,087	408,774

		19,297,050

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	14,800	522,823
Huadian Fuxin Energy Corp., Ltd.-Class H	1,062,000	508,921
Huadian Power International Corp., Ltd.-Class H	276,000	307,090

		1,338,834

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	96,100	510,003
CT Environmental Group Ltd.	396,000	525,241
Pennon Group PLC	43,420	553,120

		1,588,364

		22,224,248

Total Common Stocks (cost $1,412,883,657)		1,549,671,767

Company	Shares	U.S. $ Value
WARRANTS – 1.3%
Financials – 0.7%
Banks – 0.1%
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(b)	110,350	$250,402
Yes Bank Ltd., Merrill Lynch Intl & Co., expiring 6/25/18 (a)	40,880	542,845

		793,247

Thrifts & Mortgage Finance – 0.6%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	507,480	10,353,206
LIC Housing Finance Ltd., JPMorgan Chase Bank, expiring 3/06/17 (a)(b)	48,940	347,483

		10,700,689

		11,493,936

Information Technology – 0.4%
IT Services – 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	170,340	2,466,334
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	34,950	1,403,661
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	51,128	2,055,653

		5,925,648

Health Care – 0.2%
Pharmaceuticals – 0.2%
Aurobindo Pharma Ltd., Merrill Lynch Intl & Co., expiring 10/03/18 (a)	21,560	494,660
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	177,880	2,450,382

		2,945,042

Consumer Discretionary – 0.0%
Auto Components – 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	47,630	388,099

Total Warrants (cost $15,831,276)		20,752,725

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Sorin SpA, expiring 7/15/22 (a) (cost $0)	203,720	0	^

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
State Street Bank & Trust Co.
0.00%, dated 06/30/15 due 07/01/15 in the amount of $3,595,540 (collateralized by $3,645,000 U.S. Treasury Notes, 2.00% due 5/31/21, Value $3,667,781)
(cost $3,595,540)	$3,596	$3,595,540

Total Investments - 99.2% (cost $1,432,310,473) (c)		1,574,020,032
Other assets less liabilities - 0.8%		12,328,104

Net Assets - 100.0%		$1,586,348,136

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	21,575	CHF	20,261	9/17/15	$160,794
Barclays Bank PLC	USD	23,963	EUR	21,162	9/17/15	(345,162)
BNP Paribas SA	CAD	7,397	USD	5,971	9/17/15	54,291
BNP Paribas SA	GBP	15,150	USD	24,007	9/17/15	215,663
BNP Paribas SA	GBP	9,460	USD	14,820	9/17/15	(35,464)
BNP Paribas SA	HKD	395,062	USD	50,955	9/17/15	(6,388)
BNP Paribas SA	NZD	13,953	USD	9,467	9/17/15	73,704
Citibank	CAD	5,828	USD	4,662	9/17/15	471
Credit Suisse International	CHF	31,881	USD	34,304	9/17/15	102,505
Credit Suisse International	USD	24,697	SEK	204,006	9/17/15	(48,489)
Deutsche Bank AG	USD	37,482	GBP	24,610	9/17/15	1,164,656
Goldman Sachs Bank USA	KRW	4,382,844	USD	3,935	9/17/15	28,347
HSBC Bank USA	ILS	50,061	USD	13,091	9/17/15	(178,383)
Morgan Stanley & Co., Inc.	BRL	59,302	USD	19,114	7/02/15	39,960
Morgan Stanley & Co., Inc.	USD	19,010	BRL	59,302	7/02/15	63,589
Morgan Stanley & Co., Inc.	BRL	59,302	USD	18,798	8/04/15	(56,050)
Morgan Stanley & Co., Inc.	ILS	15,096	USD	3,986	9/17/15	(15,606)
Morgan Stanley & Co., Inc.	USD	7,327	AUD	9,621	9/17/15	65,580
Morgan Stanley & Co., Inc.	USD	10,514	CAD	12,984	9/17/15	(129,508)
Royal Bank of Scotland PLC	JPY	3,460,030	USD	27,789	9/17/15	(510,544)
Royal Bank of Scotland PLC	TWD	444,264	USD	14,408	9/17/15	8,872
Royal Bank of Scotland PLC	USD	47,839	AUD	62,051	9/17/15	(162,718)
Royal Bank of Scotland PLC	USD	26,581	SEK	219,294	9/17/15	(84,855)
Standard Chartered Bank	CAD	28,534	USD	23,210	9/17/15	387,540
Standard Chartered Bank	USD	9,975	NZD	13,953	9/17/15	(581,192)
UBS AG	BRL	59,302	USD	18,640	7/02/15	(434,052)
UBS AG	USD	19,114	BRL	59,302	7/02/15	(39,960)
UBS AG	EUR	7,417	USD	8,260	9/17/15	(17,614)
UBS AG	USD	60,510	JPY	7,421,365	9/17/15	190,537

						$(89,476)

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $32,336,086 or 2.0% of net assets.
(c)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $197,091,660 and gross unrealized depreciation of investments was $(55,382,101), resulting in net unrealized appreciation of $141,709,559.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

June 30, 2015 (unaudited)

23.2%	United Kingdom
20.3%	Japan
14.0%	France
6.7%	Switzerland
3.7%	Germany
3.4%	Australia
2.9%	Hong Kong
2.8%	Netherlands
2.3%	Denmark
2.3%	China
1.8%	Singapore
1.8%	Italy
1.7%	Canada
1.5%	Belguim
11.6%	Other

100.0%	Total Investments

*	All data are as of June 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Austria, Brazil, Colombia, Finland, Georgia, India, Indonesia, Ireland, Isle of Man, Israel, Luxembourg, Mexico, Norway, Peru, Philippines, Portugal, Russia, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, Turkey and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$81,757,929		$263,178,507		$	– 0	–	$344,936,436
Financials	12,342,026		288,502,760			– 0	–	300,844,786
Industrials	30,782,416		224,820,886			– 0	–	255,603,302
Health Care	4,812,711		140,539,347			– 0	–	145,352,058
Consumer Staples	3,690,928		124,280,263			– 0	–	127,971,191
Information Technology	19,763,660		105,934,494			– 0	–	125,698,154
Telecommunication Services	5,671,444		91,347,400			– 0	–	97,018,844
Materials	689,847		75,070,546			– 0	–	75,760,393
Energy	5,169,725		49,092,630			– 0	–	54,262,355
Utilities	510,003		21,714,245			– 0	–	22,224,248
Warrants	– 0	–	20,752,725			– 0	–	20,752,725
Rights	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments	3,595,540		– 0	–		– 0	–	3,595,540

Total Investments in Securities	168,786,229		1,405,233,803	+		– 0	–	1,574,020,032
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,556,509			– 0	–	2,556,509
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,645,985)			– 0	–	(2,645,985)

Total(a)(b)	$168,786,229		$1,405,144,327		$	– 0	–	$1,573,930,556

^	Less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $17,582,449 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $16,387,378 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 9/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/15	$	– 0	–^	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$	– 0	–	$	– 0	–

^	Less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 30.4%
Banks - 18.6%
Axis Bank Ltd.	952,870	$8,338,896
Banco Bradesco SA (Preference Shares)	222,000	2,034,994
Banco Davivienda SA (Preference Shares)	385,677	3,958,600
Banco do Brasil SA	829,700	6,479,404
Banco Macro SA (ADR) (a)	62,450	2,847,720
Bangkok Bank PCL (NVDR)	996,700	5,241,838
Bank Mandiri Persero Tbk PT	8,722,500	6,556,967
Bank of Baroda	2,360,260	5,342,831
Bank of China Ltd.-Class H	42,195,000	27,438,091
Bank of Communications Co., Ltd.-Class H	10,978,000	11,426,763
China CITIC Bank Corp. Ltd.-Class H (a)	6,073,000	4,835,334
China Construction Bank Corp.-Class H	40,389,400	36,893,446
China Development Financial Holding Corp.	4,406,000	1,669,490
China Merchants Bank Co., Ltd.-Class H	4,329,500	12,631,367
Credicorp Ltd.	61,330	8,519,964
DGB Financial Group, Inc.	755,948	7,916,776
First Gulf Bank PJSC	399,665	1,649,226
HDFC Bank Ltd.	733,237	12,260,116
ICICI Bank Ltd.	631,150	3,062,820
ICICI Bank Ltd. (Sponsored ADR)	364,300	3,796,006
Industrial & Commercial Bank of China Ltd.-Class H	15,487,000	12,269,385
Itausa-Investimentos Itau SA (Preference Shares)	2,153,030	6,170,113
Kasikornbank PCL (NVDR)	578,700	3,228,565
KB Financial Group, Inc.	575,097	18,994,240
Komercni banka AS	40,499	8,977,741
Punjab National Bank	1,486,355	3,247,900
Shinhan Financial Group Co., Ltd.	432,080	16,082,855
State Bank of India	453,200	1,869,238

		243,740,686

Capital Markets - 0.1%
Haitong Securities Co., Ltd.-Class H	556,800	1,472,156

Consumer Finance - 0.4%
Muthoot Finance Ltd.	455,321	1,435,391
Shriram Transport Finance Co., Ltd.	286,687	3,831,072

		5,266,463

Diversified Financial Services - 0.9%
Cielo SA	237,840	3,352,143
Power Finance Corp. Ltd.	1,044,580	4,188,666
Premium Leisure Corp.	158,838,000	4,150,445

		11,691,254

Insurance - 3.5%
AIA Group Ltd.	3,689,400	24,028,656
BB Seguridade Participacoes SA	1,035,500	11,357,161
New China Life Insurance Co., Ltd.-Class H	764,000	4,567,948
Ping An Insurance Group Co. of China Ltd.-Class H	406,500	5,470,211

		45,423,976

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,131,660	$3,224,783

Real Estate Management & Development - 5.0%
Ayala Land, Inc.	11,915,300	9,850,132
China Overseas Land & Investment Ltd.	1,892,000	6,684,411
China Resources Land Ltd.	1,462,000	4,731,542
CIFI Holdings Group Co., Ltd.	23,948,000	6,302,471
Emaar Properties PJSC	456,281	970,028
Global Logistic Properties Ltd.	7,175,000	13,469,396
Grupo GICSA SA de CV (a)	4,356,000	4,498,036
Huaku Development Co., Ltd.	627,000	1,361,047
Kaisa Group Holdings Ltd. (a)(b)(c)	4,618,000	929,373
KWG Property Holding Ltd.	12,212,300	10,259,611
Sunac China Holdings Ltd.	6,605,000	7,222,996

		66,279,043

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp., Ltd.	942,142	19,186,976
LIC Housing Finance Ltd.	401,195	2,838,172

		22,025,148

		399,123,509

Information Technology - 20.1%
Communications Equipment - 0.9%
BYD Electronic International Co., Ltd. (a)	9,354,000	12,648,744

Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics, Inc.	750,000	3,836,900
Ju Teng International Holdings Ltd.	4,620,000	2,235,037
Largan Precision Co., Ltd.	85,000	9,702,812
Samsung Electro-Mechanics Co., Ltd.	50,200	2,296,176

		18,070,925

Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. (ADR) (a)	37,880	3,116,387
Baidu, Inc. (Sponsored ADR) (a)	105,326	20,968,300
Just Dial Ltd.	206,288	4,098,711
Tencent Holdings Ltd.	1,338,400	26,780,636

		54,964,034

IT Services - 2.1%
HCL Technologies Ltd.	1,022,368	14,771,998
QIWI PLC (Sponsored ADR)	40,223	1,128,255
Tata Consultancy Services Ltd.	291,607	11,699,998

		27,600,251

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Semiconductor Engineering, Inc.	9,093,794	12,321,232
Advanced Semiconductor Engineering, Inc. (ADR)	991,200	6,541,920
Hua Hong Semiconductor Ltd. (a)(d)	3,390,000	4,487,025
Kinsus Interconnect Technology Corp.	2,442,000	6,691,512
Novatek Microelectronics Corp.	1,188,000	5,730,170
SK Hynix, Inc.	171,560	6,502,384
Taiwan Semiconductor Manufacturing Co., Ltd.	7,715,120	35,093,127

		77,367,370

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 5.6%
Asustek Computer, Inc.	946,000	$9,213,064
Casetek Holdings Ltd.	740,000	4,577,562
Catcher Technology Co., Ltd.	1,443,000	18,040,384
Lenovo Group Ltd.	3,098,000	4,283,184
Samsung Electronics Co., Ltd.	33,241	37,714,746

		73,828,940

		264,480,264

Consumer Discretionary - 14.7%
Auto Components - 0.2%
Hankook Tire Co., Ltd.	80,010	3,009,056

Automobiles - 1.8%
Chongqing Changan Automobile Co., Ltd.-Class B	1,384,027	3,534,468
Great Wall Motor Co., Ltd.-Class H (b)(c)	733,000	3,593,346
Kia Motors Corp.	127,030	5,153,600
Tata Motors Ltd.	675,894	4,575,018
Tata Motors Ltd.-Class A	1,494,765	6,109,543

		22,965,975

Diversified Consumer Services - 3.3%
Estacio Participacoes SA	1,748,100	10,120,549
Kroton Educacional SA	2,578,900	9,862,379
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	312,233	7,655,953
TAL Education Group (ADR) (a)	449,909	15,881,788

		43,520,669

Hotels, Restaurants & Leisure - 1.8%
Melco International Development Ltd.	4,030,000	5,700,055
NagaCorp Ltd.	3,566,000	2,639,147
Yum! Brands, Inc.	175,920	15,846,874

		24,186,076

Household Durables - 1.1%
Even Construtora e Incorporadora SA	1,486,700	1,577,984
Hanssem Co., Ltd.	12,433	3,130,525
Skyworth Digital Holdings Ltd.	10,948,000	9,746,472

		14,454,981

Internet & Catalog Retail - 1.2%
JD.com, Inc. (ADR) (a)	172,326	5,876,317
Vipshop Holdings Ltd. (ADR) (a)	459,080	10,214,530

		16,090,847

Media - 0.8%
Naspers Ltd.-Class N	32,080	4,988,579
Smiles SA	241,600	4,094,401
Surya Citra Media Tbk PT	6,626,000	1,426,006

		10,508,986

Company	Shares	U.S. $ Value
Multiline Retail - 0.5%
Matahari Department Store Tbk PT	4,803,000	$5,952,825

Specialty Retail - 0.5%
Foschini Group Ltd. (The)	337,642	4,413,716
Luk Fook Holdings International Ltd.	896,000	2,638,506

		7,052,222

Textiles, Apparel & Luxury Goods - 3.5%
Cie Financiere Richemont SA (Johannesburg)	1,566,743	12,777,647
Eclat Textile Co., Ltd.	1,277,440	20,960,569
Titan Co., Ltd.	992,144	5,678,931
Yue Yuen Industrial Holdings Ltd.	1,788,000	5,957,644

		45,374,791

		193,116,428

Consumer Staples - 7.7%
Food & Staples Retailing - 4.4%
7-Eleven Malaysia Holdings Bhd	4,717,509	2,000,534
Bizim Toptan Satis Magazalari AS	109,634	525,392
CP ALL PCL	11,996,200	16,426,825
Lenta Ltd. (GDR) (a)(d)	1,690,014	12,604,843
Magnit PJSC (Sponsored GDR) (d)	232,990	12,964,409
Olam International Ltd.	3,731,181	5,206,735
X5 Retail Group NV (GDR) (a)(d)	467,136	7,776,548

		57,505,286

Food Products - 1.3%
Gruma SAB de CV-Class B	223,875	2,887,905
JBS SA	992,800	5,224,087
MHP SA (GDR) (d)	178,090	1,797,106
Universal Robina Corp.	372,150	1,600,174
WH Group Ltd. (a)(d)	7,455,000	5,083,561

		16,592,833

Tobacco - 2.0%
British American Tobacco PLC	386,810	20,826,817
ITC Ltd.	1,102,503	5,463,337

		26,290,154

		100,388,273

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 1.5%
China Telecom Corp., Ltd.-Class H	17,776,000	10,411,399
Telefonica Brasil SA (Preference Shares)	645,268	9,040,518

		19,451,917

Wireless Telecommunication Services - 4.3%
China Mobile Ltd.	1,855,000	23,768,560
SK Telecom Co., Ltd.	62,680	14,025,033
Tower Bersama Infrastructure Tbk PT (a)	20,899,000	14,460,399
Turkcell Iletisim Hizmetleri AS	993,160	4,569,085

		56,823,077

		76,274,994

Company	Shares	U.S. $ Value
Industrials - 5.2%
Airlines - 1.1%
Air Arabia PJSC	4,170,300	$1,828,978
China Eastern Airlines Corp., Ltd.-Class H (a)	4,398,000	3,674,306
China Southern Airlines Co., Ltd.-Class H (a)	3,372,000	3,950,034
Turk Hava Yollari AO (a)	1,510,867	4,959,412

		14,412,730

Commercial Services & Supplies - 0.1%
APR Energy PLC	487,664	860,107

Construction & Engineering - 1.9%
China Machinery Engineering Corp.-Class H	319,000	343,486
China Railway Group Ltd.-Class H	5,971,000	6,467,921
Daelim Industrial Co., Ltd.	152,000	11,157,830
Hyundai Engineering & Construction Co., Ltd.	76,180	2,798,644
IRB Infrastructure Developers Ltd.	1,271,850	4,629,728

		25,397,609

Industrial Conglomerates - 0.7%
Bidvest Group Ltd. (The)	180,488	4,566,929
SM Investments Corp.	264,037	5,239,542

		9,806,471

Professional Services - 0.4%
51job, Inc. (ADR) (a)	143,046	4,754,849

Road & Rail - 1.0%
CAR, Inc. (a)	5,599,000	11,870,248
Globaltrans Investment PLC (Sponsored GDR) (a)(d)	358,272	1,701,792

		13,572,040

		68,803,806

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Gazprom OAO (Sponsored ADR)	906,562	4,777,582
KazMunaiGas Exploration Production JSC (GDR) (d)	220,704	2,188,018
Lukoil OAO (London) (Sponsored ADR)	386,910	17,376,128
Petroleo Brasileiro SA (Sponsored ADR) (a)	1,528,469	12,472,307
Petronet LNG Ltd.	2,050,208	6,007,923
Tatneft OAO (Sponsored ADR)	203,037	6,493,123

		49,315,081

Materials - 3.4%
Chemicals - 1.3%
Fufeng Group Ltd.	1,288,000	955,662
Hyosung Corp.	97,540	12,559,978
LG Chem Ltd.	14,720	3,670,964

		17,186,604

Company	Shares	U.S. $ Value
Construction Materials - 0.5%
Cemex Latam Holdings SA (a)	400,385	$1,961,033
Grasim Industries Ltd. (GDR) (d)	45,488	2,439,430
West China Cement Ltd.	13,990,400	2,721,193

		7,121,656

Metals & Mining - 0.8%
KGHM Polska Miedz SA	37,840	1,071,832
Koza Altin Isletmeleri AS	359,630	3,804,956
MMC Norilsk Nickel PJSC (ADR)	151,260	2,551,756
Novolipetsk Steel OJSC (GDR) (d)	222,555	2,959,982
Real Gold Mining Ltd. (a)(b)(c)	1,788,000	23

		10,388,549

Paper & Forest Products - 0.8%
China Forestry Holdings Co., Ltd. (a)(b)(c)	6,430,000	83
Nine Dragons Paper Holdings Ltd.	5,364,000	4,665,283
Sappi Ltd. (a)	1,454,728	5,159,585

		9,824,951

		44,521,760

Health Care - 3.2%
Health Care Providers & Services - 0.7%
Bangkok Dusit Medical Services PCL-Class F	459,000	267,718
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,119,700	8,680,848

		8,948,566

Pharmaceuticals - 2.5%
Aspen Pharmacare Holdings Ltd. (a)	556,660	16,461,792
Lupin Ltd.	131,097	3,865,045
Sun Pharmaceutical Industries Ltd.	954,453	13,120,731

		33,447,568

		42,396,134

Utilities - 2.5%
Electric Utilities - 0.2%
Light SA	463,700	2,524,988

Independent Power and Renewable Electricity Producers - 1.8%
Datang International Power Generation Co., Ltd.-Class H	13,698,000	6,998,780
Huadian Power International Corp., Ltd.-Class H	10,200,000	11,348,958
NTPC Ltd.	2,566,850	5,540,180

		23,887,918

Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	861,200	4,570,390

Company	Shares	U.S. $ Value
Cia de Saneamento de Minas Gerais-COPASA	522,600	$2,304,476

		6,874,866

		33,287,772

Total Common Stocks (cost $1,223,880,277)		1,271,708,021

WARRANTS - 0.3%
Financials - 0.3%
Banks - 0.3%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	276,856	4,174,511

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a)	577,500	35,388

Total Warrants (cost $4,715,801)		4,209,899

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co.
0.00%, dated 06/30/15 due 07/01/15 in the amount of $15,389,284 (collateralized by $15,600,000 U.S. Treasury Notes, 2.00% due 5/31/21, Value $15,697,500)
(cost $15,389,284)	$15,389	15,389,284

Total Investments - 98.3% (cost $1,243,985,362) (e)		1,291,307,204
Other assets less liabilities - 1.7%		21,760,194

Net Assets - 100.0%		$1,313,067,398

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $54,002,714 or 4.1% of net assets.
(e)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $177,184,766 and gross unrealized depreciation of investments was $(129,862,924), resulting in net unrealized appreciation of $47,321,842.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

Country Breakdown*

June 30, 2015 (unaudited)

29.4%	China
12.3%	India
11.4%	South Korea
10.6%	Taiwan
7.2%	Brazil
5.4%	Russia
4.3%	Hong Kong
2.8%	South Africa
2.2%	Indonesia
2.0%	Thailand
1.7%	United Kingdom
1.6%	Philippines
1.5%	Singapore
7.6%	Other

100.0%	Total Investments

*	All data are as of June 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Argentina, Colombia, Cyprus, Czech Republic, Kazakhstan, Malaysia, Mexico, Peru, Poland, Qatar, Switzerland, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stock:
Financials	$78,320,475	$319,873,661		$929,373		$399,123,509
Information Technology	69,047,631	195,432,633		– 0	–	264,480,264
Consumer Discretionary	81,130,775	108,392,307		3,593,346		193,116,428
Consumer Staples	24,293,015	76,095,258		– 0	–	100,388,273
Telecommunication Services	23,500,917	52,774,077		– 0	–	76,274,994
Industrials	7,316,748	61,487,058		– 0	–	68,803,806
Energy	41,119,140	8,195,941		– 0	–	49,315,081
Materials	13,454,082	31,067,572		106		44,521,760
Health Care	13,120,731	29,275,403		– 0	–	42,396,134
Utilities	9,399,854	23,887,918		– 0	–	33,287,772
Warrants	35,388	4,174,511		– 0	–	4,209,899
Short-Term Investments	15,389,284	– 0	–	– 0	–	15,389,284

Total Investments in Securities	376,128,040	910,656,339	+	4,522,825		1,291,307,204

Total (a)(b)	$376,128,040	$910,656,339		$4,522,825		$1,291,307,204

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $34,201,996 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $98,830,118 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Corporates - Investment Grade			Total
Balance as of 9/30/14	$4,509,098			$256		$4,509,354
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	(8,038)			26,064		18,026
Change in unrealized appreciation/depreciation	1,312,084			(256)		1,311,828
Purchases	3,622,625			– 0	–	3,622,625
Sales	(8,717,689)			(26,064)		(8,743,753)
Transfers in to Level 3	3,804,745			– 0	–	3,804,745
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/15	$4,522,825		$	– 0	–	$4,522,825	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$(300,407)		$	– 0	–	$(300,407)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 23.4%
Industrial - 14.8%
Basic - 1.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	2,203	$2,146,546
Dow Chemical Co. (The)
7.375%, 11/01/29		700	882,423
8.55%, 5/15/19		3,226	3,933,246
Eastman Chemical Co.
3.80%, 3/15/25		3,020	3,014,664
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		1,212	1,281,690
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,536,562
International Paper Co.
3.65%, 6/15/24		1,209	1,191,600
3.80%, 1/15/26		2,920	2,860,981
4.75%, 2/15/22		3,182	3,444,432
5.15%, 5/15/46		1,014	974,112
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,919,343
Minsur SA
6.25%, 2/07/24 (a)		7,730	8,470,325
Mosaic Co. (The)
5.625%, 11/15/43		408	434,688
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	3,962,565
Teck Resources Ltd.
4.50%, 1/15/21		5,784	5,552,316
Vale Overseas Ltd.
6.875%, 11/21/36		1,825	1,764,428

			49,369,921

Capital Goods - 0.7%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	3,505,685
Owens Corning
6.50%, 12/01/16 (b)		480	510,471
Republic Services, Inc.
3.80%, 5/15/18		8	8,416
5.25%, 11/15/21		4,903	5,494,625
5.50%, 9/15/19		6,718	7,503,697
Yamana Gold, Inc.
4.95%, 7/15/24		7,731	7,446,746

			24,469,640

Communications - Media - 2.5%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	6,880,436
6.55%, 3/15/33		3,525	4,306,655
CBS Corp.
3.50%, 1/15/25		9,055	8,663,552
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,212,836

	Principal Amount (000)		U.S. $ Value
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1.75%, 1/15/18	U.S.$	15	$14,946
3.80%, 3/15/22		3,001	3,018,262
4.45%, 4/01/24		4,224	4,322,461
4.60%, 2/15/21		3,225	3,435,741
5.00%, 3/01/21		4,920	5,327,676
Discovery Communications LLC
3.45%, 3/15/25		4,849	4,550,030
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		5,187	5,517,671
Time Warner Cable, Inc.
4.00%, 9/01/21		12	12,320
4.125%, 2/15/21		9,385	9,689,496
4.50%, 9/15/42		2,370	1,933,214
8.75%, 2/14/19		10	11,877
Time Warner, Inc.
3.55%, 6/01/24		8,072	7,872,000
3.60%, 7/15/25		6,420	6,244,612
4.70%, 1/15/21		5,650	6,105,452
Viacom, Inc.
3.875%, 4/01/24		2,790	2,731,823
5.25%, 4/01/44		1,878	1,760,710
5.625%, 9/15/19		2,220	2,469,417

			87,081,187

Communications - Telecommunications - 1.9%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,063,356
American Tower Corp.
5.05%, 9/01/20		10,745	11,676,183
AT&T, Inc.
1.40%, 12/01/17		16	15,895
3.40%, 5/15/25		16,815	16,036,600
5.80%, 2/15/19		50	55,902
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		10,518	10,519,809
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	965,069
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	4,705	5,202,540
Verizon Communications, Inc.
6.55%, 9/15/43		12,928	15,122,580

			66,657,934

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,719,447
3.664%, 9/08/24		6,294	6,210,485
5.00%, 5/15/18		11,532	12,397,915
5.875%, 8/02/21		4,933	5,615,998
General Motors Co.
3.50%, 10/02/18		3,880	4,006,139

			32,949,984

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	U.S.$	202	$198,163

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	27,490

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		36	37,328
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		9,065	8,878,061

			8,915,389

Consumer Non-Cyclical - 2.9%
AbbVie, Inc.
3.60%, 5/14/25		6,990	6,908,881
Actavis Funding SCS
3.80%, 3/15/25		7,992	7,850,717
3.85%, 6/15/24		2,531	2,500,496
Altria Group, Inc.
2.625%, 1/14/20		9,075	9,039,726
AstraZeneca PLC
6.45%, 9/15/37		2,470	3,144,127
Baxalta, Inc.
5.25%, 6/23/45 (a)		3,510	3,529,151
Bayer US Finance LLC
3.375%, 10/08/24 (a)		2,702	2,687,771
Becton Dickinson and Co.
3.734%, 12/15/24		3,952	3,938,705
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,367,832
8.50%, 6/15/19		62	74,950
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		6,479	6,457,425
HJ Heinz Co.
2.80%, 7/02/20 (a)		3,495	3,497,719
3.50%, 7/15/22 (a)		4,451	4,461,442
Kroger Co. (The)
3.40%, 4/15/22		8,097	8,156,311
Laboratory Corp. of America Holdings
3.60%, 2/01/25		2,765	2,644,474
Medtronic, Inc.
3.50%, 3/15/25 (a)		9,065	9,034,061
Perrigo Finance PLC
3.50%, 12/15/21		492	492,955
3.90%, 12/15/24		3,115	3,075,820
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,230,900
5.85%, 8/15/45		2,103	2,205,826
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		3,518	3,584,666
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,799,799
3.95%, 8/15/24		5,908	5,951,353

			101,635,107

	Principal Amount (000)		U.S. $ Value
Energy - 3.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (d)	U.S.$	3,212	$2,545,683
Encana Corp.
3.90%, 11/15/21		3,815	3,892,662
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,370,201
7.50%, 7/01/38		7,035	8,040,302
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	5,325,117
Enterprise Products Operating LLC
3.35%, 3/15/23		5	4,883
3.70%, 2/15/26		7,714	7,469,181
5.20%, 9/01/20		2,133	2,374,084
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	12,578,844
4.15%, 3/01/22		3,287	3,292,263
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,359
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,662,614
8.25%, 3/01/19		10,609	12,640,114
Noble Holding International Ltd.
4.90%, 8/01/20		382	392,738
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	5,940,831
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,154,140
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,519,322
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		3,870	3,523,585
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	12,160,000
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,989,164
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		6,870	8,021,233
Williams Partners LP
4.125%, 11/15/20		4,549	4,718,337

			118,628,657

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		2,724	2,715,828

Technology - 0.7%
Hewlett-Packard Co.
4.65%, 12/09/21		2,366	2,511,317
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,400,504

	Principal Amount (000)		U.S. $ Value
Motorola Solutions, Inc.
7.50%, 5/15/25	U.S.$	985	$1,189,142
Seagate HDD Cayman
4.75%, 1/01/25 (a)		3,629	3,606,689
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,733	5,886,192
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,931,706
3.75%, 6/01/23		3,042	2,988,497

			25,514,047

			518,163,347

Financial Institutions - 7.3%
Banking - 4.1%
American Express Co.
2.65%, 12/02/22		17	16,353
Bank of America Corp.
3.30%, 1/11/23		2,739	2,697,468
5.625%, 7/01/20		2,100	2,366,822
Series 1
3.75%, 7/12/16		25	25,628
Series B
5.30%, 9/30/15		30	30,318
Series L
5.65%, 5/01/18		5,700	6,261,496
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,961	2,706,634
Barclays PLC
4.375%, 9/11/24	U.S.$	1,784	1,710,974
Bear Stearns Cos., LLC (The)
5.30%, 10/30/15		5	5,071
BPCE SA
5.70%, 10/22/23 (a)		1,991	2,098,745
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,302,113
Compass Bank
5.50%, 4/01/20		14,784	16,085,776
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,581	1,580,788
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,054,758
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)		10,795	10,392,055
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		12	12,194
3.85%, 7/08/24		10,315	10,306,057
5.15%, 5/22/45		1,172	1,128,062
5.25%, 7/27/21		6	6,663
5.625%, 1/15/17		10	10,589
Series D
6.00%, 6/15/20		12,435	14,209,798
JPMorgan Chase & Co.
6.125%, 6/27/17		50	54,071

	Principal Amount (000)		U.S. $ Value
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)	U.S.$	9,248	$9,507,554
Morgan Stanley
3.75%, 2/25/23		8	8,089
5.625%, 9/23/19		3,033	3,398,762
7.25%, 4/01/32		15	19,826
Series G
5.50%, 7/24/20		3,953	4,433,187
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,162,822
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,706,438
Nordea Bank AB
6.125%, 9/23/24 (a)(c)		498	490,997
PNC Funding Corp.
5.125%, 2/08/20		5	5,606
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		3,880	4,004,160
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,203,399
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		6,689	6,848,131
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	7,010,898

			141,862,302

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,780,665
General Electric Capital Corp.
Series G
5.625%, 5/01/18		20	22,137
HSBC Finance Corp.
6.676%, 1/15/21		110	127,259

			5,930,061

Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		3,185	3,381,451
American International Group, Inc.
4.875%, 6/01/22		6,703	7,352,635
6.40%, 12/15/20		5,975	7,103,349
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,709,123
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		3,683	3,885,565
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		4,804	6,384,775
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		3,400	3,770,692
5.50%, 3/30/20		6,904	7,742,035
6.10%, 10/01/41		5	5,957

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	3,071	$3,765,190
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,531,200
MetLife, Inc.
4.75%, 2/08/21		1,570	1,734,106
7.717%, 2/15/19		2,169	2,587,114
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,673	4,000,741
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,751
5.625%, 6/15/43		8,035	8,328,277
XLIT Ltd.
5.50%, 3/31/45		1,600	1,504,573
6.25%, 5/15/27		5	5,846

			70,801,380

REITS - 1.0%
HCP, Inc.
5.375%, 2/01/21		12,835	14,160,008
Health Care REIT, Inc.
5.25%, 1/15/22		12,820	14,023,311
Trust F/1401
5.25%, 12/15/24 (a)		5,937	6,174,480

			34,357,799

			252,951,542

Utility - 1.3%
Electric - 0.9%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	7,963,699
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,624,283
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,613,716
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,268
Entergy Corp.
4.00%, 7/15/22		6,096	6,142,872
Exelon Corp.
5.10%, 6/15/45		3,355	3,368,413
Exelon Generation Co. LLC
4.25%, 6/15/22		3,830	3,920,373
TECO Finance, Inc.
4.00%, 3/15/16		2,925	2,987,276
5.15%, 3/15/20		3,625	4,040,556

			32,665,456

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	12,506,030

			45,171,486

Total Corporates - Investment Grade (cost $790,083,475)			816,286,375

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 21.0%
Agency Fixed Rate 30-Year - 19.5%
Federal National Mortgage Association
Series 2012
3.50%, 5/01/42	U.S.$	9		$9,699
3.00%, 5/01/38-9/01/43		57,525		57,466,188
4.50%, 5/01/44		320		346,940
3.50%, 12/01/41-6/01/45		110,100		114,057,556
Government National Mortgage Association
3.50%, 7/01/45, TBA		50,944		52,874,299
3.00%, 7/01/45, TBA		52,078		52,578,438
Federal National Mortgage Association
3.00%, 8/01/45, TBA		47,854		47,536,221
5.50%, 11/01/33-9/01/36		3,155		3,556,460
Federal Home Loan Mortgage Corp. Gold
Series 2007
4.50%, 3/01/37		86		93,640
5.50%, 7/01/35		2,412		2,708,947
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		7,985		8,993,167
4.00%, 12/01/41		117		124,376
3.50%, 8/01/45, TBA		79,639		81,847,740
4.50%, 8/25/45, TBA		101,361		109,430,288
Federal Home Loan Mortgage Corp. Gold
5.00% , 8/01/33		4		4,842
Federal National Mortgage Association
6.50%, 8/01/31-8/01/34		10		11,312
4.00%, 8/01/45, TBA		127,032		134,276,787
Series 2004
5.50%, 4/01/34-11/01/34		6,903		7,781,052
Series 2005
5.50%, 2/01/35		6,499		7,328,052
Series 2006
5.50%, 4/01/36		1,274		1,434,364
Government National Mortgage Association
Series 1996
8.50% , 11/15/26		0	**	487

				682,460,855

Agency Fixed Rate 15-Year - 1.5%
Federal National Mortgage Association
3.50%, 8/01/30, TBA		8,676		9,134,879
2.50%, 8/01/30, TBA		23,605		23,835,517
3.00%, 8/01/30, TBA		18,976		19,611,992
Federal Home Loan Mortgage Corp. Gold
6.00% , 7/01/17		1		1,493

				52,583,881

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.665%, 12/01/36 (b)		2		1,736
Series 2007
2.795%, 3/01/37 (b)		2		2,508

				4,244

Total Mortgage Pass-Throughs (cost $730,775,154)				735,048,980

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 14.8%
Autos - Fixed Rate - 8.5%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19	U.S.$	11,565	$11,643,561
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		10,997	11,004,863
Series 2013-4, Class A3
0.96%, 4/09/18		4,928	4,931,172
Series 2013-5, Class A2A
0.65%, 3/08/17		247	247,019
Series 2014-1, Class A3
0.90%, 2/08/19		6,050	6,044,352
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		965	964,937
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		3,063	3,059,532
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	17,329,964
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		6,834	6,895,356
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		11,267	11,264,702
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		3,937	3,949,413
Series 2015-2, Class A3
1.31%, 8/15/19		5,333	5,331,493
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		4,997	4,999,262
Series 2014-1, Class B
2.22%, 1/22/19		1,960	1,979,766
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		3,956	3,957,194
Series 2014-B, Class A
1.11%, 11/15/18 (a)		4,074	4,063,671
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		5,915	5,918,874
Enterprise Fleet Financing LLC
Series 2014-1, Class A2

	Principal Amount (000)		U.S. $ Value
0.87%, 9/20/19 (a)	U.S.$	2,313	$2,311,449
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		6,881	6,878,052
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		12,706	12,719,329
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		547	547,519
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		1,606	1,608,568
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		1,714	1,710,253
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		8,250	8,259,454
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		1,005	1,005,605
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	1,120	897,335
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	6,000	6,004,124
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		8,095	8,108,252
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,794,035
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,495,837
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,118,416
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		12,888	12,898,898
Series 2015-2, Class A3
1.68%, 12/20/18		11,785	11,784,743
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		5,130	5,129,124
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		381	381,190
Series 2014-1, Class A3
1.10%, 9/15/19		9,130	9,126,421
Series 2015-1, Class A3
1.41%, 6/15/20		5,832	5,847,192
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		7,345	7,347,725
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,934,755

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	U.S.$	5,547	$5,537,653
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,557,211
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		3,715	3,715,320
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		10,620	10,617,876
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		4,935	4,939,095
Series 2015-3, Class A2A
1.02%, 9/17/18		6,044	6,044,036
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		8,140	8,142,727

			297,047,325

Credit Cards - Fixed Rate - 2.1%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,465,811
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		11,514	11,674,993
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,186,797
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,151,958
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		10,835	10,743,906
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,149,784
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,962,572
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,351,475

			73,687,296

Autos - Floating Rate - 1.6%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.586%, 9/15/17 (a)(b)		9,336	9,339,680
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.567%, 7/20/19 (b)		6,227	6,193,524
Series 2015-1, Class A
0.687%, 1/20/20 (b)		10,924	10,924,327

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.735%, 12/10/27 (a)(b)	U.S.$	9,257	$9,268,820
Series 2014-1, Class A
0.585%, 4/10/28 (a)(b)		7,036	7,036,326
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.937%, 10/25/19 (a)(b)		4,874	4,874,145
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.687%, 10/20/20 (a)(b)		9,708	9,708,287

			57,345,109

Credit Cards - Floating Rate - 1.3%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.716%, 2/18/20 (a)(b)		7,700	7,717,017
Series 2014-1, Class A
0.536%, 3/16/20 (b)		1,880	1,880,658
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.536%, 8/17/20 (b)		11,732	11,735,508
First National Master Note Trust
Series 2013-2, Class A
0.716%, 10/15/19 (b)		8,650	8,663,579
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.566%, 12/15/19 (b)		8,125	8,139,869
Series 2015-A, Class A
0.666%, 2/15/22 (b)		6,720	6,716,808

			44,853,439

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		8,966	8,964,631
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	188	150,486
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	6,051	6,074,481
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,407,621
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		3,460	3,457,986
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)		5,414	5,425,526

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)	U.S.$	7,996	$8,036,036

			38,516,767

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.312%, 12/25/32 (b)		1,154	1,107,108
GSAA Trust
Series 2006-5, Class 2A3
0.457%, 3/25/36 (b)		7,947	5,405,859
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.787%, 5/25/33 (b)		151	140,814
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
0.487%, 4/25/34 (b)		7	7,006

			6,660,787

Total Asset-Backed Securities (cost $517,720,480)			518,110,723

GOVERNMENTS - TREASURIES - 14.1%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	47,825	14,591,180

Italy - 0.4%
Italy Buoni Poliennali Del Tesoro
4.50%, 3/01/24	EUR	9,561	12,518,020

United States - 13.3%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	8,838	7,777,971
3.00%, 11/15/44-5/15/45		34,443	33,740,022
3.125%, 8/15/44		14,806	14,830,297
3.375%, 5/15/44		5,710	5,997,207
3.625%, 8/15/43-2/15/44		20,148	22,160,151
3.75%, 11/15/43		10,205	11,479,033
4.50%, 2/15/36		23,360	29,371,556
4.75%, 2/15/37		5	6,479
8.125%, 8/15/19-8/15/21		986	1,315,278
U.S. Treasury Notes
1.375%, 3/31/20-4/30/20		44,145	43,662,340
1.50%, 10/31/19		18,940	18,950,360
1.75%, 9/30/19 (e)		7,981	8,076,918
1.75%, 5/15/23		56,586	54,733,714
2.00%, 11/15/21		9,093	9,109,340
2.125%, 8/15/21		630	637,087
2.375%, 8/15/24 (e)		6,426	6,460,341
2.50%, 8/15/23		87,287	89,169,082
2.75%, 11/15/23-2/15/24		102,550	106,496,628

			463,973,804

Total Governments - Treasuries (cost $478,428,215)			491,083,004

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Non-Agency Fixed Rate CMBS - 8.6%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	U.S.$	15,974	$17,091,984
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		5,707	5,796,745
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	9,772,974
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,463,120
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.969%, 3/15/49		2,799	2,865,797
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,356,031
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.959%, 5/15/46		3,907	4,169,662
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		11,892	12,512,543
Series 2007-GG9, Class A4
5.444%, 3/10/39		18,505	19,454,650
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,577,244
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,694	4,608,427
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39		4,535	4,734,629
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.735%, 11/10/46 (a)		3,668	3,910,489
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,597,968
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		12,401	12,592,037
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.708%, 4/10/38		5,000	5,078,560
Series 2007-GG10, Class A4
5.989%, 8/10/45		5,586	5,961,144

	Principal Amount (000)		U.S. $ Value
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	U.S.$	802	$789,404
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,798,167
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.885%, 2/12/49		4,080	4,324,123
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	14,003,878
Series 2007-LD12, Class AM
6.208%, 2/15/51		3,522	3,783,321
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		17,919	18,933,343
Series 2007-LDPX, Class A3
5.42%, 1/15/49		47	48,806
Series 2008-C2, Class A1A
5.998%, 2/12/51		7,744	8,409,056
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		4,205	4,221,113
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		2,901	3,018,063
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM
5.455%, 2/15/40		2,995	3,160,468
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		6,067	6,154,243
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		7,000	7,050,600
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		6,650	6,888,481
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		11,609	12,119,108
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	22,648,980
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,765,705
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,373,761
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		4,298	4,443,927
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	10,073,543
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,251,644

			299,803,738

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.4%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (a)(b)	U.S.$	5,133	$5,143,056
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.088%, 6/11/27 (a)(b)		7,535	7,531,297
Series 2014-SAVA, Class A
1.336%, 6/15/34 (a)(b)		6,317	6,315,424
H/2 Asset Funding NRE
Series 2015-1A
1.436%, 9/24/21 (a)(b)		7,110	7,110,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (a)(b)		9,634	9,608,113
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (a)(b)		3,139	3,135,203
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(b)		3,974	3,959,655
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.402%, 11/15/27 (a)(b)		6,321	6,302,954

			49,105,702

Total Commercial Mortgage-Backed Securities (cost $355,477,694)			348,909,440

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		1,090	1,036,519
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		3,582	3,292,986
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		1,540	1,516,926
Series 2006-24CB, Class A16
5.75%, 6/25/36		5,693	5,095,324
Series 2006-28CB, Class A14
6.25%, 10/25/36		3,565	3,028,172
Series 2006-J1, Class 1A13
5.50%, 2/25/36		2,016	1,815,370
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		2,257	2,009,431
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		1,346	1,164,649
CHL Mortgage Pass-Through Trust
2007-2 Series 2007-2, Class A16
6.00%, 3/25/37		4,091	3,922,002

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.614%, 5/25/35	U.S.$	3,654	$3,549,825
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		3,418	3,168,944
Series 2006-13, Class 1A18
6.25%, 9/25/36		4,221	3,857,068
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,965	1,796,483
Series 2007-HYB2, Class 3A1
2.585%, 2/25/47		6,591	5,795,517
CSMC Series 2010-6R
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		4,456	3,739,789
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		5,159	4,323,239
JPMorgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		2,460	2,205,797
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		5,603	4,692,167
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		2,089	2,038,581

			58,048,789

GSE Risk Share Floating Rate - 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.437%, 11/25/23 (b)		8,185	8,283,200
Series 2014-DN2, Class M3
3.787%, 4/25/24 (b)		2,406	2,325,180
Series 2014-DN3, Class M3
4.187%, 8/25/24 (b)		9,650	9,526,621
Series 2014-DN4, Class M3
4.737%, 10/25/24 (b)		2,500	2,557,660
Series 2015-DNA1, Class M3
3.487%, 10/25/27 (b)		675	658,413
Series 2015-DNA2, Class M2
2.787%, 12/25/27 (b)		11,345	11,368,912
Series 2015-HQ1, Class M2
2.387%, 3/25/25 (b)		2,155	2,119,510
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.387%, 7/25/24 (b)		2,969	2,966,591
Series 2014-C04, Class 1M2
5.087%, 11/25/24 (b)		5,280	5,431,424

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 2M2
5.187%, 11/25/24 (b)	U.S.$	4,465	$4,609,219
Series 2015-C01, Class 1M2
4.487%, 2/25/25 (b)		4,205	4,168,003
Series 2015-C02, Class 2M2
4.185%, 5/25/25 (b)		4,020	3,905,804

			57,920,537

Non-Agency Floating Rate - 0.5%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.377%, 12/25/36 (b)		8,588	5,421,835
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.437%, 3/25/35 (b)		4,029	3,581,999
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.307%, 7/25/36 (b)		6,270	5,031,387
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
7.042%, 5/26/37 (a)(f)		4,666	3,803,404

			17,838,625

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.725%, 5/28/35		1,605	1,457,769
Federal National Mortgage Association REMICS
Series 2014-4, Class PI
5.50%, 2/25/44 (g)		11,968	2,873,733

			4,331,502

Total Collateralized Mortgage Obligations (cost $138,791,498)			138,139,453

INFLATION-LINKED SECURITIES - 3.4%
United States - 3.4%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $120,662,526)		118,387	119,922,031

CORPORATES - NON-INVESTMENT GRADE - 3.0%
Financial Institutions - 1.6%
Banking - 1.4%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		2,288	2,368,080
Bank of Ireland
1.787%, 9/22/15 (b)(h)	CAD	5,285	4,104,444
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	1,250	1,403,125

	Principal Amount (000)		U.S. $ Value
7.625%, 11/21/22	U.S.$	3,784	$4,309,219
7.75%, 4/10/23		3,832	4,152,930
Citigroup, Inc.
Series P
5.95%, 5/15/25 (c)		3,620	3,484,250
Credit Agricole SA
7.875%, 1/23/24 (a)(c)(d)		1,382	1,414,823
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		1,557	1,627,065
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	3,542	3,929,053
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	7,068	6,866,873
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(c)		2,354	2,695,330
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)		3,734	3,846,020
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		2,894	3,192,484
Societe Generale SA
5.922%, 4/05/17 (a)(c)		1,160	1,187,550
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,878,000

			50,459,246

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		2,700	2,858,625
International Lease Finance Corp.
5.875%, 4/01/19		2,682	2,859,549
Navient Corp.
7.25%, 1/25/22		875	923,125

			6,641,299

			57,100,545

Industrial - 1.2%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		809	838,326

Communications - Media - 0.1%
CSC Holdings LLC
8.625%, 2/15/19		1,342	1,521,493

Communications - Telecommunications - 0.4%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	712	805,679
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	10,125	10,327,500
Sprint Corp.
7.875%, 9/15/23		4,280	4,174,284

			15,307,463

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	U.S.$	1,726	$1,804,533

Consumer Cyclical - Other - 0.2%
KB Home
4.75%, 5/15/19		3,146	3,122,405
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,119,312

			5,241,717

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,438	1,473,950

Energy - 0.3%
ONEOK, Inc.
4.25%, 2/01/22		7,942	7,667,755
SM Energy Co.
6.50%, 1/01/23		359	367,975
Transocean, Inc.
6.50%, 11/15/20		3,700	3,427,125

			11,462,855

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		2,824	2,562,780

			40,213,117

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		3,427	3,761,132
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		2,593	2,573,553

			6,334,685

Total Corporates - Non-Investment Grade (cost $101,771,319)			103,648,347

AGENCIES - 2.1%
Agency Debentures - 2.1%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $67,226,725)		81,666	73,912,303

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	2,510	$2,637,945

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	14,396,804

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		2,884	2,972,539

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,108,562

Total Quasi-Sovereigns (cost $31,040,533)			33,115,850

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		7,084	7,019,110

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		2,079	2,167,607

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	2,372,869

Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,570	3,623,550

Israel - 0.2%
Israel Electric Corp., Ltd.
5.00%, 11/12/24 (a)		7,000	7,091,000

Total Governments - Sovereign Agencies (cost $22,707,978)			22,274,136

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California (State of California)
Series 2010
5.75%, 3/01/17		10	10,774
7.625%, 3/01/40		8,520	12,478,648

Total Local Governments - Municipal Bonds (cost $8,666,505)			12,489,422

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10%, 1/15/53
(cost $8,197,028)		306,775	$7,690,849

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)	U.S.$	1,912	2,012,380

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		4,230	4,321,791

Total Emerging Markets - Corporate Bonds (cost $6,104,015)			6,334,171

	Shares
COMMON STOCKS - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i)(j) (cost $5,400,000)		5,400	5,496,666

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
5.95%, 3/19/19	U.S.$	1,812	2,032,158

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,002

Total Governments - Sovereign Bonds (cost $2,064,565)			2,035,160

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Commercial Paper - 1.0%
Banque et Caisse d’Espargne de l’Etat Zero Coupon, 9/01/15 (cost $33,943,454)		33,961	33,943,454

	Principal Amount (000)		U.S. $ Value
Certificates of Deposit - 0.3%
Royal Bank of Canada/New York
0.285%, 9/10/15 (b)
(cost $9,756,332)	U.S.$	9,755	$9,756,332

Total Short-Term Investments (cost $43,699,786)			43,699,786

Total Investments - 99.6% (cost $3,428,817,496) (k)			$3,478,196,696
Other assets less liabilities - 0.4% (l)			14,599,607

Net Assets - 100.0%			$3,492,796,303

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	315	September 2015	$35,026,476	$35,308,247	$281,771
U.S. T-Note 2 Yr (CBT) Futures	1,437	September 2015	314,324,425	314,613,188	288,763
U.S. T-Note 5 Yr (CBT) Futures	268	September 2015	31,951,032	31,961,094	10,062
U.S. Ultra Bond Futures	721	September 2015	113,023,478	111,079,062	(1,944,416)
Sold Contracts
Euro-BOBL Futures	469	September 2015	67,761,368	67,752,776	8,592
Euro-BUND Futures	72	September 2015	12,183,158	12,200,914	(17,756)
U.S. T-Note 10 Yr (CBT) Futures	226	September 2015	28,602,781	28,514,844	87,937

					$(1,285,047)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	11,560,000	USD	96,967	7/15/15	$2,496,821
Barclays Bank PLC	USD	20,158	GBP	12,914	7/10/15	133,012
Barclays Bank PLC	USD	10,706	IDR	142,981,289	7/10/15	(9,035)
Barclays Bank PLC	KRW	9,708,816	USD	8,685	8/07/15	22,755
Barclays Bank PLC	KRW	9,708,816	USD	8,660	8/07/15	(2,421)
BNP Paribas SA	CAD	28,668	USD	23,248	7/23/15	301,471
Credit Suisse International	BRL	47,415	USD	15,282	7/02/15	31,950
Credit Suisse International	USD	15,295	BRL	47,415	7/02/15	(44,767)
Credit Suisse International	EUR	30,183	USD	33,911	7/30/15	249,386
Credit Suisse International	BRL	47,415	USD	15,124	8/04/15	49,632
Royal Bank of Scotland PLC	IDR	141,237,355	USD	10,458	7/10/15	(108,538)
Standard Chartered Bank	USD	9,009	SGD	12,238	7/24/15	73,944
Standard Chartered Bank	AUD	33,150	USD	25,333	8/07/15	(193,463)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	47,415	USD	14,908	7/02/15	$(341,890)
State Street Bank & Trust Co.	GBP	24,279	USD	37,213	7/10/15	(933,725)
State Street Bank & Trust Co.	SGD	12,253	USD	9,082	7/24/15	(12,727)
State Street Bank & Trust Co.	EUR	11,424	USD	12,732	7/30/15	(8,814)

						$1,703,591

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.61%	$117,960	$(1,789,492)	$(464,401)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	171,370	3/10/17	0.973%	3 Month CDOR	$(200,955)
Morgan Stanley & Co., LLC/(CME Group)	AUD	226,950	3/11/17	2.140%	3 Month BBSW	23
Morgan Stanley & Co., LLC/(CME Group)	CAD	157,100	6/05/17	1.504%	3 Month CDOR	(383,185)
Morgan Stanley & Co., LLC/(CME Group)	NZD	309,490	6/09/17	3.366%	3 Month BKBM	(994,006)
Morgan Stanley & Co., LLC/(CME Group)	AUD	197,580	6/09/17	2.218%	3 Month BBSW	(191,838)
Morgan Stanley & Co., LLC/(CME Group)	GBP	57,160	6/05/20	6 Month LIBOR	1.651%	(91,583)
Morgan Stanley & Co., LLC/(CME Group)		$23,630	6/25/21	2.243%	3 Month LIBOR	(381,053)
Morgan Stanley & Co., LLC/(CME Group)		61,000	11/04/23	2.691%	3 Month LIBOR	(2,086,446)
Morgan Stanley & Co., LLC/(CME Group)		24,440	1/14/24	2.980%	3 Month LIBOR	(1,603,898)
Morgan Stanley & Co., LLC/(CME Group)		21,540	2/14/24	2.889%	3 Month LIBOR	(1,189,515)
Morgan Stanley & Co., LLC/(CME Group)		30,260	4/28/24	2.817%	3 Month LIBOR	(1,295,283)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$17,210	5/29/24	3 Month LIBOR	2.628%	$423,245
Morgan Stanley & Co., LLC/(CME Group)	AUD	34,700	3/11/25	6 Month BBSW	2.973%	(752,393)
Morgan Stanley & Co., LLC/(CME Group)	NZD	72,140	6/09/25	3 Month BKBM	4.068%	674,189
Morgan Stanley & Co., LLC/(CME Group)	AUD	21,430	6/09/25	6 Month BBSW	3.384%	63,840
Morgan Stanley & Co., LLC/(CME Group)		15,620	6/09/25	2.483%	3 Month LIBOR	(75,290)
Morgan Stanley & Co., LLC/(CME Group)		$11,720	6/09/25	2.488%	3 Month LIBOR	(61,303)
Morgan Stanley & Co., LLC/(CME Group)		10,500	9/26/43	3 Month LIBOR	3.656%	1,648,430
Morgan Stanley & Co., LLC/(CME Group)	GBP	5,300	6/05/45	2.396%	6 Month LIBOR	(133,796)

						$(6,630,817)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/2019*	(5.00)%	6.29%	$2,830	$126,883	$188,390	$(61,507)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/2019*	(5.00)	3.55	4,718	(242,661)	(230,343)	(12,318)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/2019*	(5.00)	3.55	5,407	(278,098)	(273,721)	(4,377)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.39	12,540	173,913	(196,249)	370,162

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00%	0.61%	$4,066	$58,255	$(43,695)	$101,950
Kohl’s Corp.,
6.25%,12/15/17, 6/20/19*	1.00	0.61	1,644	23,550	(17,657)	41,207
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.61	2,385	34,166	(22,993)	57,159
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.61	1,656	23,726	(17,796)	41,522

				$(80,266)	$(614,064)	$533,798

*	Termination Date.

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$54,050	3/04/16	CPI	#	1.170%	$116,631

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	BRL	257,152	1/02/17	CDI	13.190%	$(798,712)
Citibank		76,592	1/04/21	12.305%	CDI	171,371
JPMorgan Chase Bank		50,590	1/30/17	1.059%	3 Month LIBOR	(455,638)
JPMorgan Chase Bank		56,630	2/07/22	2.043%	3 Month LIBOR	(322,672)

						$(1,405,651)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at June 30, 2015
Barclays Bank†	(1.25	)%*	– 0	–	$2,709,908
Barclays Bank†	(0.50	)%*	– 0	–	1,367,862

					$4,077,770

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2015
*	Interest payment due from counterparty.
**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $620,909,272 or 17.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Variable rate coupon, rate shown as of June 30, 2015.
(g)	IO - Interest Only
(h)	Illiquid security.
(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares	12/30/14	$5,400,000	$5,496,666	0.16%

(k)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,782,173 and gross unrealized depreciation of investments was $(33,402,973), resulting in net unrealized appreciation of $49,379,200.
(l)	An amount of U.S.$ 4,666,661 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index

GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$816,286,375	$	– 0	–	$816,286,375
Mortgage Pass - Throughs		– 0	–	735,048,980		– 0	–	735,048,980
Asset-Backed Securities		– 0	–	472,933,169		45,177,554		518,110,723
Governments - Treasuries		– 0	–	491,083,004		– 0	–	491,083,004
Commercial Mortgage-Backed Securities		– 0	–	286,045,598		62,863,842		348,909,440
Collateralized Mortgage Obligations		– 0	–	4,331,502		133,807,951		138,139,453
Inflation-Linked Securities		– 0	–	119,922,031		– 0	–	119,922,031
Corporates - Non-Investment Grade		– 0	–	103,648,347		– 0	–	103,648,347
Agencies		– 0	–	73,912,303		– 0	–	73,912,303
Quasi-Sovereigns		– 0	–	33,115,850		– 0	–	33,115,850
Governments - Sovereign Agencies		– 0	–	22,274,136		– 0	–	22,274,136

Local Governments - Municipal Bonds	– 0	–	12,489,422		– 0	–	12,489,422
Preferred Stocks	7,690,849		– 0	–	– 0	–	7,690,849
Emerging Markets - Corporate Bonds	– 0	–	6,334,171		– 0	–	6,334,171
Common Stocks	– 0	–	– 0	–	5,496,666		5,496,666
Governments - Sovereign Bonds	– 0	–	2,035,160		– 0	–	2,035,160
Short-Term Investments:
Commercial Paper	– 0	–	33,943,454		– 0	–	33,943,454
Certificates of Deposit	– 0	–	9,756,332		– 0	–	9,756,332

Total Investments in Securities	7,690,849		3,223,159,834	+	247,346,013		3,478,196,696
Other Financial Instruments* :
Assets:
Futures	677,125		– 0	–	– 0	–	677,125
Forward Currency Exchange Contracts	– 0	–	3,358,971		– 0	–	3,358,971
Centrally Cleared Interest Rate Swaps	– 0	–	2,809,727		– 0	–	2,809,727
Credit Default Swaps	– 0	–	612,000		– 0	–	612,000
Inflation (CPI) Swaps	– 0	–	116,631		– 0	–	116,631
Interest Rate Swaps	– 0	–	171,371		– 0	–	171,371
Liabilities:
Futures	(1,962,172)		– 0	–	– 0	–	(1,962,172)
Forward Currency Exchange Contracts	– 0	–	(1,655,380)		– 0	–	(1,655,380)
Centrally Cleared Credit Default Swaps	– 0	–	(464,401)		– 0	–	(464,401)
Centrally Cleared Interest Rate Swaps	– 0	–	(9,440,544)		– 0	–	(9,440,544)
Credit Default Swaps	– 0	–	(78,202)		– 0	–	(78,202)
Interest Rate Swaps	– 0	–	(1,577,022)		– 0	–	(1,577,022)

Total**	$6,405,802		$3,217,012,985		$247,346,013		$3,470,764,800

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$69,037,976		$29,697,557		$91,373,884
Accrued discounts/(premiums)	86,697		(73,936)		337,469
Realized gain (loss)	(325,124)		(8,410)		(71,429)
Change in unrealized appreciation/depreciation	36,647		(975,119)		(875,001)
Purchases/Payups	26,812,769		34,304,185		65,209,081
Sales/Paydowns	(38,011,354)		(80,435)		(22,166,053)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(12,460,057)		– 0	–	– 0	–

Balance as of 6/30/15	$45,177,554		$62,863,842		$133,807,951

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$82,132		$(975,119)		$(800,426)

	Common Stock			Total
Balance as of 9/30/14	$	– 0	–	$190,109,417
Accrued discounts/(premiums)		– 0	–	350,230
Realized gain (loss)		– 0	–	(404,963)
Change in unrealized appreciation/depreciation		96,666		(1,716,807)
Purchases/Payups		5,400,000		131,726,035
Sales/Paydowns		– 0	–	(60,257,842)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(12,460,057)

Balance as of 6/30/15		$5,496,666		$247,346,013	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15		$96,666		$(1,596,747)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

AB Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.7%
Financial Institutions - 15.6%
Banking - 14.4%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16	U.S.$	1,615	$1,652,567
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,498	1,521,695
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,750,549
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		1,970	1,973,887
Bank of America Corp.
1.25%, 1/11/16		2,030	2,034,969
Bank of America NA
1.65%, 3/26/18		860	858,719
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,944,934
Barclays PLC
2.00%, 3/16/18		880	877,453
BNP Paribas SA
2.375%, 9/14/17		1,496	1,518,407
Citigroup, Inc.
0.798%, 5/01/17 (b)		898	895,038
0.982%, 11/24/17 (b)		992	991,455
1.25%, 1/15/16		2,025	2,030,457
Credit Agricole SA/London
3.00%, 10/01/17 (a)		1,400	1,444,699
Credit Suisse/New York NY
Series G
1.375%, 5/26/17		1,196	1,195,113
Danske Bank A/S
3.875%, 4/14/16 (a)		618	631,751
Fifth Third Bancorp
3.625%, 1/25/16		1,515	1,537,330
Goldman Sachs Group, Inc. (The)
1.437%, 4/23/20 (b)		876	884,554
3.625%, 2/07/16		1,875	1,905,373
HSBC USA, Inc.
1.70%, 3/05/18		884	881,568
ING Bank NV
1.375%, 3/07/16 (a)		1,910	1,917,239
JPMorgan Chase & Co.
0.793%, 3/01/18 (b)		896	892,668
Series G
1.10%, 10/15/15		2,190	2,191,984
Lloyds Bank PLC
1.75%, 3/16/18		1,539	1,539,151
Mizuho Bank Ltd.
0.731%, 9/25/17 (a)(b)		1,935	1,931,353
Morgan Stanley
1.75%, 2/25/16		1,164	1,168,737
1.875%, 1/05/18		859	861,279
5.625%, 9/23/19		888	995,087

	Principal Amount (000)		U.S. $ Value
PNC Funding Corp.
2.70%, 9/19/16	U.S.$	1,890	$1,922,809
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,929,643
UBS AG/Stamford CT
1.80%, 3/26/18		1,372	1,369,958
US Bank NA/Cincinnati OH
0.759%, 10/28/19 (b)		714	715,491
Wells Fargo & Co.
2.125%, 4/22/19		1,427	1,432,604

			45,398,521

Insurance - 1.2%
New York Life Global Funding
0.80%, 2/12/16 (a)		1,970	1,972,886
Prudential Financial, Inc.
4.75%, 9/17/15		1,580	1,592,225

			3,565,111

			48,963,632

Industrial - 7.1%
Basic - 0.5%
Monsanto Co.
0.476%, 11/07/16 (b)		1,590	1,584,623

Communications - Media - 0.7%
NBCUniversal Enterprise, Inc.
0.812%, 4/15/16 (a)(b)		2,120	2,126,080

Communications - Telecommunications - 1.3%
America Movil SAB de CV
5.00%, 3/30/20		744	823,571
AT&T, Inc.
0.90%, 2/12/16		1,405	1,405,066
1.40%, 12/01/17		2,035	2,021,640

			4,250,277

Consumer Cyclical - Automotive - 1.8%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		2,890	2,898,485
Ford Motor Credit Co. LLC
1.461%, 3/27/17		1,027	1,022,408
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		1,595	1,597,271

			5,518,164

Consumer Non-Cyclical - 2.1%
AbbVie, Inc.
1.75%, 11/06/17		2,000	2,005,242
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,934,052
McKesson Corp.
0.95%, 12/04/15		828	829,162

	Principal Amount (000)		U.S. $ Value
PepsiCo, Inc.
0.70%, 2/26/16	U.S.$	1,910	$1,911,163

			6,679,619

Technology - 0.7%
Cisco Systems, Inc.
0.563%, 3/03/17 (b)		1,515	1,517,128
QUALCOMM, Inc.
1.40%, 5/18/18		804	801,504

			2,318,632

			22,477,395

Total Corporates - Investment Grade (cost $71,449,108)			71,441,027

ASSET-BACKED SECURITIES - 21.2%
Autos - Fixed Rate - 9.3%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,099	1,100,407
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D
4.26%, 2/08/17		1,415	1,416,128
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		110	110,161
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		347	346,173
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,095	1,102,536
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,839	1,891,832
Bank of America Auto Trust
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,841,217
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,131	1,130,769
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		502	501,858
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)		705	705,009
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		339	338,519
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		1,299	1,297,987
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,239	1,240,300

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	U.S.$	838	$838,960
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		1,274	1,289,013
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		1,200	1,200,942
Series 2015-2, Class A3
1.68%, 12/20/18		1,020	1,019,978
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		469	468,726
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,720	1,719,326
Series 2015-1, Class A3
1.41%, 6/15/20		492	493,282
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	934,188
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		850	850,669
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		496	495,164
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17		961	961,600
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		416	415,674
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		941	940,812
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		566	566,484
Series 2015-3, Class A2A
1.02%, 9/17/18		544	544,003
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		714	714,239
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,338	1,337,644
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		1,345	1,345,535

			29,159,135

Credit Cards - Floating Rate - 4.4%
Cabela’s Credit Card Master Note Trust
Series 2010-2A, Class A2
0.886%, 9/17/18 (a)(b)		3,155	3,158,035

	Principal Amount (000)		U.S. $ Value
Series 2014-1, Class A
0.536%, 3/16/20 (b)	U.S.$	1,200	$1,200,420
Chase Issuance Trust
Series 2012-A6, Class A
0.316%, 8/15/17 (b)		2,570	2,569,794
Series 2013-A6, Class A6
0.606%, 7/15/20 (b)		2,388	2,393,092
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.616%, 7/15/21 (b)		895	896,744
Series 2015-A1, Class A1
0.536%, 8/17/20 (b)		1,003	1,003,300
First National Master Note Trust
Series 2013-2, Class A
0.716%, 10/15/19 (b)		912	913,432
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.566%, 12/15/19 (b)		965	966,766
Series 2015-A, Class A
0.666%, 2/15/22 (b)		647	646,693

			13,748,276

Credit Cards - Fixed Rate - 2.8%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		773	774,354
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,260	1,277,618
Series 2015-2, Class A
1.56%, 3/15/21		641	640,984
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,702,578
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		814	807,157
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,193	1,207,891
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	973,876
Series 2013-A, Class A
1.61%, 12/15/21		610	609,786

			8,994,244

Autos - Floating Rate - 2.6%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.586%, 9/15/17 (a)(b)		1,544	1,544,609

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.756%, 1/15/22 (b)	U.S.$	1,003	$1,003,906
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.567%, 7/20/19 (b)		615	611,694
Series 2015-1, Class A
0.687%, 1/20/20 (b)		1,055	1,055,031
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.735%, 12/10/27 (a)(b)		889	889,962
Series 2014-1, Class A
0.585%, 4/10/28 (a)(b)		1,383	1,382,704
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.937%, 10/25/19 (a)(b)		776	776,023
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.687%, 10/20/20 (a)(b)		957	957,028

			8,220,957

Other ABS - Fixed Rate - 2.1%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,014	1,013,845
CNH Equipment Trust
Series 2013-A, Class A3
0.69%, 6/15/18		1,320	1,321,325
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,365,026
Series 2015-A, Class A4
1.85%, 4/15/21		655	656,077
Dell Equipment Finance Trust
Series 2014-1, Class A3
0.94%, 6/22/20 (a)		806	806,773
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)		597	598,271

			6,761,317

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		13	0

Total Asset-Backed Securities (cost $66,915,168)			66,883,929

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 18.0%
New Zealand - 1.0%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17 (a)	NZD	4,545	$3,307,575

United States - 17.0%
U.S. Treasury Notes
0.375%, 4/30/16-10/31/16	U.S.$	11,278	11,275,115
0.50%, 11/30/16		5,287	5,290,304
1.25%, 4/30/19		3,500	3,492,069
1.375%, 6/30/18		32,985	33,343,184

			53,400,672

Total Governments - Treasuries (cost $57,123,167)			56,708,247

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9%
Non-Agency Fixed Rate CMBS - 16.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,783	1,908,028
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.969%, 3/15/49		307	314,710
Series 2013-GC11, Class XA
2.025%, 4/10/46 (e)		14,725	1,169,584
Series 2015-GC29, Class A2
2.674%, 4/10/48		1,025	1,040,885
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, Class A2
2.976%, 7/10/48		820	845,146
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A1
0.666%, 10/15/45		1,301	1,297,218
Series 2012-CR4, Class A1
0.704%, 10/15/45		1,044	1,042,052
Series 2013-CR6, Class A1
0.719%, 3/10/46		1,571	1,557,859
Series 2013-LC6, Class A1
0.724%, 1/10/46		796	792,638
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,281	1,327,390
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,560	1,611,845
Series 2015-DC1, Class A2
2.87%, 2/10/48		1,097	1,126,576
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,084	1,140,580
Series 2013-LC6, Class XA
1.90%, 1/10/46 (e)		1,974	154,768
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A1
0.696%, 2/10/46		893	891,092

	Principal Amount (000)		U.S. $ Value
Series 2015-GC30, Class A2
2.726%, 5/10/50	U.S.$	1,007	$1,024,197
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		505	538,534
Series 2012-GCJ7, Class XA
2.724%, 5/10/45 (e)		11,369	1,161,952
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,097	1,080,030
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		190	189,492
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,480	2,620,547
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		524	525,645
Series 2013-C10, Class A1
0.73%, 12/15/47		768	765,645
Series 2013-C16, Class A2
3.07%, 12/15/46		2,201	2,281,360
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		2,245	2,320,476
Series 2015-C28, Class A2
2.773%, 10/15/48		1,250	1,272,599
Series 2015-C29, Class A2
2.921%, 5/15/48		600	614,769
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		636	645,612
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		735	761,146
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		1,450	1,448,058
Series 2013-C8, Class A1
0.777%, 12/15/48		1,577	1,568,212
Series 2014-C17, Class A2
3.119%, 8/15/47		1,092	1,132,440
Series 2015-C23, Class A2
2.982%, 7/15/50		930	958,096
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,079	1,073,942
Series 2013-C5, Class A1
0.779%, 3/10/46		1,605	1,595,382
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		1,638	1,659,495
Series 2006-C26, Class A1A
6.009%, 6/15/45		402	415,164

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45	U.S.$	1,442	$1,439,788
Series 2015-NXS1, Class A2
2.632%, 5/15/48		557	566,664
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.734%, 12/15/45		1,825	1,819,287
Series 2012-C10, Class XA
1.926%, 12/15/45 (a)(e)		1,694	155,515
Series 2012-C6, Class XA
2.577%, 4/15/45 (a)(e)		1,119	109,528
Series 2012-C9, Class A1
0.673%, 11/15/45		1,555	1,549,369
Series 2013-C11, Class A1
0.799%, 3/15/45		860	856,860
Series 2013-C12, Class A1
0.735%, 3/15/48		1,137	1,132,772
Series 2014-C24, Class A2
2.863%, 11/15/47		900	925,491

			50,428,438

Non-Agency Floating Rate CMBS - 1.0%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (a)(b)		597	598,170
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (a)(b)		1,087	1,084,079
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (a)(b)		322	321,933
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(b)		431	429,498
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.402%, 11/15/27 (a)(b)		622	620,205

			3,053,885

Agency CMBS - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		2,165	2,246,552
Government National Mortgage Association
Series 2006-51, Class IO
0.449%, 8/16/46 (e)		2,358	67,493

	Principal Amount (000)		U.S. $ Value
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20	U.S.$	410	$409,640

			2,723,685

Total Commercial Mortgage-Backed Securities (cost $56,694,336)			56,206,008

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Agency Floating Rate - 3.5%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.686%, 6/15/39 (b)		1,455	1,468,170
Series 4286, Class VF
0.636%, 12/15/43 (b)		1,671	1,677,185
Federal National Mortgage Association
Series 2013-57, Class FN
0.537%, 6/25/43 (b)		1,601	1,604,725
Series 2014-49, Class AF
0.50%, 8/25/44 (b)		2,612	2,626,564
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.744%, 12/08/20 (b)		3,436	3,460,866

			10,837,510

Agency Fixed Rate - 3.1%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		3,036	3,139,913
Series 4029, Class NE
2.50%, 3/15/41		2,852	2,883,861
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		1,130	1,168,084
Series 2011-39, Class DA
3.50%, 7/25/24		781	794,846
Series 2014-54, Class LA
3.00%, 2/25/44		1,748	1,788,761

			9,775,465

GSE Risk Share Floating Rate - 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.037%, 4/25/24 (b)		792	790,001
Series 2014-HQ1, Class M1
1.837%, 8/25/24 (b)		1,038	1,040,762
Series 2014-HQ2, Class M1
1.637%, 9/25/24 (b)		421	420,676
Series 2014-HQ3, Class M1
1.837%, 10/25/24 (b)		725	726,184
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.137%, 5/25/24 (b)		1,357	1,346,043

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 2M1
2.287%, 11/25/24 (b)	U.S.$	971	$978,233
Series 2015-C01, Class 1M1
1.687%, 2/25/25 (b)		448	448,048

			5,749,947

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.69%, 2/25/42 (a)(b)		887	759,230

Total Collateralized Mortgage Obligations (cost $27,121,246)			27,122,152

AGENCIES - 4.5%
Agency Callables - 4.5%
Federal Home Loan Banks
2.00% , 5/18/20		2,355	2,353,519
Federal Home Loan Mortgage Corp.
Series 0002
1.25%, 5/25/18		3,234	3,230,441
1.95%, 5/28/20		2,355	2,350,578
1.58%, 2/27/19		3,231	3,226,412
Series 0000
1.00%, 6/29/17		3,101	3,102,160

Total Agencies (cost $14,276,072)			14,263,110

MORTGAGE PASS-THROUGHS - 3.2%
Agency Fixed Rate 30-Year - 1.6%
Federal National Mortgage Association
Series 2010
5.00% , 2/01/40		2,997	3,378,425
Government National Mortgage Association
5.00%, 10/15/39		1,405	1,581,247
Series 2002
7.50%, 3/15/32		135	162,400

			5,122,072

Other Agency Fixed Rate Programs - 0.8%
Federal National Mortgage Association
3.00% , 5/01/35		2,365	2,407,660

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
6.00% , 12/01/21		14	14,638
Federal Home Loan Mortgage Corp. Gold
5.00% , 7/01/25		769	833,997
Federal National Mortgage Association
Series 2001
6.00%, 11/01/16-12/01/16		53	53,961
Series 2002
8.00%, 8/01/16		7	7,638
6.00%, 2/01/17		54	55,645

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Gold
6.50% , 3/01/26	U.S.$	1,281	$1,409,476

			2,375,355

Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
1.79% , 1/01/37 (b)		8	8,417

Total Mortgage Pass-Throughs (cost $9,765,738)			9,913,504

INFLATION-LINKED SECURITIES - 2.3%
United States - 2.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $7,136,352)		7,009	7,099,960

COVERED BONDS - 0.6%
DNB Boligkreditt AS
1.45% , 3/21/18 (a)
(cost $1,862,341)		1,865	1,865,914

Total Investments - 99.0% (cost $312,343,528) (f)			311,503,851
Other assets less liabilities - 1.0% (g)			3,298,103

Net Assets - 100.0%			$314,801,954

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	430	September 2015	$93,990,070	$94,143,125	$153,055
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	217	September 2015	25,828,460	25,878,945	(50,485)
U.S. T-Note 10 Yr (CBT) Futures	83	September 2015	10,504,561	10,472,266	32,295

					$134,865

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	NZD4,940	USD3,377	8/14/15	$41,757

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD44	USD36	7/23/15	$440

				$42,197

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $51,586,928 or 16.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of June 30, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$–0	–	0.00%

(e)	IO - Interest Only
(f)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,001,652 and gross unrealized depreciation of investments was $(1,841,329), resulting in net unrealized depreciation of $(839,677).
(g)	An amount of U.S. $87,050 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

Currency Abbreviations:

CAD	-	Canadian Dollar
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GSE	-	Government-Sponsored Enterprise
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$71,441,027		$	– 0	–	$71,441,027
Asset-Backed Securities		– 0	–	60,122,612			6,761,317^		66,883,929
Governments - Treasuries		– 0	–	56,708,247			– 0	–	56,708,247
Commercial Mortgage-Backed Securities		– 0	–	55,667,474			538,534		56,206,008
Collateralized Mortgage Obligations		– 0	–	20,612,975			6,509,177		27,122,152
Agencies		– 0	–	14,263,110			– 0	–	14,263,110
Mortgage Pass-Throughs		– 0	–	9,913,504			– 0	–	9,913,504
Inflation-Linked Securities		– 0	–	7,099,960			– 0	–	7,099,960
Covered Bonds		– 0	–	1,865,914			– 0	–	1,865,914

Total Investments in Securities		– 0	–	297,694,823			13,809,028		311,503,851
Other Financial Instruments* :
Assets:
Futures		185,350		– 0	–		– 0	–	185,350
Forward Currency Exchange Contracts		– 0	–	42,197			– 0	–	42,197
Liabilities:
Futures		(50,485)		– 0	–		– 0	–	(50,485)

Total+		$134,865		$297,737,020			$13,809,028		$311,680,913

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$10,033,010		$535,951		$2,741,190
Accrued discounts/(premiums)	1,602		(254)		2,143
Realized gain (loss)	(31,973)		(27)		4,451
Change in unrealized appreciation/depreciation	39,245		(457)		40,857
Purchases/Payups	1,668,368		544,135		5,421,210
Sales/Paydowns	(3,717,435)		(540,814)		(1,700,674)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,231,500)		– 0	–	– 0	–

Balance as of 6/30/15	$6,761,317		$538,534		$6,509,177

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$15,444		$(4,967)		$40,857

	Total
Balance as of 9/30/14	$13,310,151
Accrued discounts/(premiums)	3,491
Realized gain (loss)	(27,549)
Change in unrealized appreciation/depreciation	79,645
Purchases/Payups	7,633,713
Sales/Paydowns	(5,958,923)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(1,231,500)

Balance as of 6/30/15	$13,809,028	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$51,334

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2015. Securities priced by third party vendors or using prior transaction prices, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 52.5%
United States - 52.5%
U.S. Treasury Notes
0.375%, 5/31/16	$2,386	$2,387,677
0.50%, 6/15/16-4/30/17	11,719	11,717,479
0.625%, 8/15/16-4/30/18	4,890	4,888,582
0.75%, 2/28/18	672	669,323
1.25%, 4/30/19	906	903,947

Total Governments - Treasuries (cost $20,547,344)		20,567,008

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1%
Agency Floating Rate - 16.3%
Federal Home Loan Mortgage Corp.
Series 3349, Class FE
0.676%, 7/15/37 (a)	377	379,327
Series 4248, Class QF
0.686%, 6/15/39 (a)	300	302,716
Series 4286, Class VF
0.636%, 12/15/43 (a)	188	188,872
Series 4350, Class KF
0.53%, 1/15/39 (a)	426	427,941
Federal National Mortgage Association
Series 2005-71, Class FE
0.537%, 8/25/35 (a)	581	584,313
Series 2006-39, Class DF
0.587%, 5/25/36 (a)	346	348,541
Series 2006-42, Class PF
0.597%, 6/25/36 (a)	367	370,047
Series 2010-113, Class FA
0.587%, 10/25/40 (a)	262	263,782
Series 2013-121, Class FA
0.587%, 12/25/43 (a)	161	161,375
Series 2013-57, Class FN
0.537%, 6/25/43 (a)	183	183,747
Series 2014-49, Class AF
0.50%, 8/25/44 (a)	304	305,715
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.373%, 3/25/36 (a)	81	79,930
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A
0.635%, 10/07/20 (a)	2,003	2,012,763
Series 2010-R3, Class 1A
0.744%, 12/08/20 (a)	758	763,331

		6,372,400

Agency Fixed Rate - 12.8%
Federal Home Loan Mortgage Corp.
Series 3372, Class BD
4.50%, 10/15/22	425	449,933

	Principal Amount (000)	U.S. $ Value
Series 3852, Class CA
3.00%, 10/15/39	$325	$334,212
Series 3948, Class DA
3.00%, 12/15/24	549	568,056
Series 4029, Class NE
2.50%, 3/15/41	395	399,224
Series 4054, Class HD
2.00%, 5/15/26	396	401,892
Series 4058, Class C
3.50%, 8/15/30	385	405,502
Series 4368, Class HG
3.00%, 2/15/32	380	395,307
Series 4461, Class EA
2.00%, 7/15/37	741	747,435
Federal National Mortgage Association
Series 2011-98, Class AE
2.50%, 11/25/37	369	378,792
Series 2013-130, Class PD
3.50%, 5/25/43	364	381,145
Series 2014-15, Class PA
3.50%, 4/25/44	375	394,259
Series 2014-54, Class LA
3.00%, 2/25/44	177	180,683

		5,036,440

Total Collateralized Mortgage Obligations (cost $11,366,631)		11,408,840

MORTGAGE PASS-THROUGHS - 9.0%
Agency Fixed Rate 30-Year - 4.9%
Federal National Mortgage Association
5.00%, 8/01/33-5/01/39	1,187	1,325,061
Series 2010
5.00%, 2/01/40	362	408,132
Government National Mortgage Association
5.00% , 10/15/39	169	190,081

		1,923,274

Agency Fixed Rate 15-Year - 3.4%
Federal Home Loan Mortgage Corp. Gold
3.50% , 2/01/29	401	426,134
5.00%, 7/01/25	473	512,860
6.50%, 3/01/26	267	294,287
Federal National Mortgage Association
5.50% , 9/01/19	55	57,644
Series 2001
6.00%, 11/01/16	23	23,916
Series 2002
8.00%, 8/01/16	3	2,892

		1,317,733

	Principal Amount (000)	U.S. $ Value
Other Agency Fixed Rate Programs – 0.7%
Federal National Mortgage Association
3.00% , 5/01/35	$283	$288,312

Total Mortgage Pass-Throughs (cost $3,489,543)		3,529,319

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Agency CMBS - 4.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K017, Class A1
1.891%, 12/25/20	148	149,451
Series K025, Class A1
1.875%, 4/25/22	468	469,164
Series K032, Class A1
3.016%, 2/25/23	245	255,546
Series K033, Class A1
2.871%, 2/25/23	249	258,842
Series K034, Class A1
2.669%, 2/25/23	214	220,058
Series K035, Class A1
2.615%, 3/25/23	224	226,581
Series K703, Class A1
1.873%, 1/25/18	36	35,689

Total Commercial Mortgage-Backed Securities (cost $1,593,518)		1,615,331

AGENCIES - 2.5%
Agency Callables - 2.5%
Federal Home Loan Banks
2.00% , 5/18/20	275	274,827
Federal Home Loan Mortgage Corp.
1.95%, 5/28/20	290	289,456
1.58%, 2/27/19	387	386,450

Total Agencies (cost $952,283)		950,733

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)
(cost $791,426)	777	787,112

ASSET-BACKED SECURITIES - 0.3%
Autos - Floating Rate - 0.3%
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A 0.937%,
10/25/19 (a)(b)
(cost $111,000)	111	111,003

U.S. $ Value
Total Investments - 99.5% (cost $38,851,745) (c)	$38,969,346
Other assets less liabilities - 0.5% (d)	206,520

Net Assets - 100.0%	$39,175,866

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	42	September 2015	$9,180,812	$9,195,375	$14,563
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	27	September 2015	3,407,459	3,406,640	819

					$15,382

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of this security amounted to $111,003 or 0.3% of net assets.
(c)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,482 and gross unrealized depreciation of investments was $(22,881), resulting in net unrealized appreciation of $117,601.
(d)	An amount of U.S. $29,898 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

Glossary:

CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$20,567,008		$	– 0	–	$20,567,008
Collateralized Mortgage Obligations		– 0	–	11,408,840			– 0	–	11,408,840
Mortgage Pass-Throughs		– 0	–	3,529,319			– 0	–	3,529,319
Commercial Mortgage-Backed Securities		– 0	–	1,615,331			– 0	–	1,615,331
Agencies		– 0	–	950,733			– 0	–	950,733
Inflation-Linked Securities		– 0	–	787,112			– 0	–	787,112
Asset-Backed Securities		– 0	–	111,003			– 0	–	111,003

Total Investments in Securities		– 0	–	38,969,346			– 0	–	38,969,346
Other Financial Instruments* :
Assets:
Futures		15,382		– 0	–		– 0	–	15,382
Liabilities:		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$15,382		$38,969,346			$—		$38,984,728

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 91.1%
Long-Term Municipal Bonds - 91.1%
California - 75.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
4.00%, 4/01/16	$1,080	$1,108,458
Bay Area Toll Authority
Series 2007F
5.00%, 4/01/17 (Pre-refunded/ETM)	1,305	1,403,541
City of Los Angeles CA Solid Waste Resources Revenue
Series 2015A
5.50%, 2/01/18	420	469,186
City of Los Angeles CA Wastewater System Revenue
Series 2013B
4.00%, 6/01/16	1,000	1,033,050
East Bay Municipal Utility District Water System Revenue
Series 2013A
5.00%, 6/01/16	1,245	1,296,207
Los Angeles County Sanitation Districts Financing Authority
Series 2013A
5.00%, 10/01/16	1,525	1,610,629
Los Angeles Unified School District/CA
Series 2014A
5.00%, 7/01/17	1,315	1,426,604
NATL Series 2002
5.75%, 7/01/16	725	763,432
Metropolitan Water District of Southern California
Series 2012E-2
3.00%, 7/01/35	1,000	1,000,000
Orange County Sanitation District COP
AGM Series 2007B
5.00%, 2/01/17 (Pre-refunded/ETM)	1,025	1,096,678
Sacramento City Unified School District/CA
Series 2013A
4.00%, 8/01/15	1,040	1,043,131
Sacramento Municipal Utility District
Series 2013C
5.00%, 8/15/16	1,595	1,677,876
San Francisco Unified School District
Series 2014B
5.00%, 6/15/17	1,085	1,175,912
San Jose Unified School District
Series 2015
5.00%, 8/01/20	1,095	1,289,012
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2012A
5.00%, 7/01/16	1,155	1,207,356
State of California
Series 2013B
5.00%, 9/01/15	1,815	1,829,048

		19,430,120

	Principal Amount (000)	U.S. $ Value
Florida - 0.4%
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (a)(b)	$105	$37,800
Lake Ashton II Community Development District
Series 2006B
5.00%, 11/01/11 (a)(b)	190	62,700

		100,500

Illinois - 2.0%
State of Illinois
Series 2012
5.00%, 8/01/15	510	511,673
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (a)(b)	110	5,500

		517,173

Louisiana - 0.3%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (a)(b)(c)	200	0
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (a)(b)	200	50,000
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(b)	130	26,000

		76,000

New Jersey - 7.8%
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	820	848,298
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	1,080	1,158,268

		2,006,566

New York - 0.7%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.46%, 3/01/27 (d)	180	172,834

Puerto Rico - 4.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2012
5.00%, 10/01/15	$1,015	$1,020,511

Total Municipal Obligations (cost $24,004,884)		$23,323,704

CORPORATES - INVESTMENT GRADE - 5.5%
Financial Institutions - 5.5%
Banking - 5.5%
Capital One Bank USA NA
1.20%, 2/13/17	500	497,471
JPMorgan Chase & Co.
1.35%, 2/15/17	440	440,384
Morgan Stanley
Series G
5.45%, 1/09/17	445	471,567

Total Corporates - Investment Grade (cost $1,413,337)		1,409,422

SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
State Street Time Deposit
0.01%, 7/01/15
(cost $584,006)	584	584,006

Total Investments - 98.9% (cost $26,002,227) (e)		25,317,132
Other assets less liabilities - 1.1%		292,609

Net Assets - 100.0%		$25,609,741

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of this security amounted to $172,834 or 0.67% of net assets.
(e)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,425 and gross unrealized depreciation of investments was $(719,520), resulting in net unrealized depreciation of $(685,095).

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.7% and 4.7%, respectively

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$23,141,704		$182,000	^	$23,323,704
Corporates - Investment Grade		– 0	–	1,409,422		– 0	–	1,409,422
Short-Term Investments		– 0	–	584,006		– 0	–	584,006

Total Investments in Securities		– 0	–	25,135,132		182,000		25,317,132
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$25,135,132		$182,000		$25,317,132

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$200,994		$200,994
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	22,077		22,077
Purchases	– 0	–	– 0	–
Sales	(41,071)		(41,071)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$182,000		$182,000

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$22,077		$22,077

^	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investment

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
New York - 89.1%
City of New York NY
Series 2012A
5.00%, 8/01/16	$2,855	$2,994,695
Series 2013E
5.00%, 8/01/17	1,175	1,275,322
County of Westchester NY
Series 2013B
5.00%, 7/01/16	2,610	2,729,355
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/16	1,000	1,062,530
Long Island Power Authority
NATL Series 2006D
1.521%, 9/01/15 (a)	2,050	2,054,469
Metropolitan Transportation Authority
Series 2012H
5.00%, 11/15/17	1,350	1,477,197
AGM Series 2002B-1
0.373%, 11/01/22 (b)	2,575	2,479,877
Metropolitan Transportation Authority (Metropolitan Transportation Authority Service Contract)
Series 2002A
5.75%, 1/01/17	3,600	3,878,928
Nassau County Interim Finance Authority
Series 2012A
5.00%, 11/15/16	1,335	1,416,782
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
3.00%, 7/01/15-7/01/16	1,385	1,393,112
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,000	1,015,450
5.00%, 11/01/15	845	858,055
Series 2015C
5.00%, 11/01/18	3,680	4,133,670
New York Local Government Assistance Corp.
Series 2009A
5.00%, 4/01/17	1,000	1,075,690
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011B
5.00%, 3/15/17	3,700	3,972,283
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.513%, 4/01/34 (b)	2,325	2,182,740
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)

	Principal Amount (000)	U.S. $ Value
Series 2012D
5.00%, 6/15/20	$1,000	$1,167,650
Series 2014
5.00%, 6/15/18	1,005	1,121,550
New York State Thruway Authority
Series 2012I
5.00%, 1/01/16 (Pre-refunded/ETM)	245	250,662
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2008B
5.25%, 4/01/18	2,710	3,020,837
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/16	835	854,088
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/17	1,000	1,073,590
Port Authority of New York & New Jersey
Series 2013180
4.00%, 6/01/16	1,580	1,631,792
Sales Tax Asset Receivable Corp.
Series 2014A
3.00%, 10/15/16	2,470	2,549,658
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	450	446,301
Tobacco Settlement Financing Corp/NY (Tobacco Settlement Financing Corp/NY State Lease)
Series 2013B
5.00%, 6/01/20	3,950	4,119,811
Town of Hempstead NY
Series 2012
4.00%, 8/15/15	1,315	1,321,089
Triborough Bridge & Tunnel Authority
Series 2012A
5.00%, 11/15/16	1,000	1,059,570
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/18	2,170	2,263,722

		54,880,475

Colorado - 2.2%
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/15	1,355	1,379,837

Florida - 0.6%
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (c)(d)	135	48,600
New River Community Development District
Series 2006B

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/13 (c)(e)(f)	$65	$1
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(e)	45	22,500
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,018
Series 2010A-2
6.125%, 5/01/35 (c)	50	50,036
Series 2010B
5.125%, 5/01/17 (c)	65	65,461
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	130	129,908

		336,524

Illinois - 1.7%
State of Illinois
Series 2012
5.00%, 8/01/15	1,000	1,003,280
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (c)(d)	153	7,650

		1,010,930

Louisiana - 0.2%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (c)(d)(f)	270	0
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (c)(d)	255	63,750
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (c)(d)	115	23,000
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (c)(d)	120	21,600

		108,350

Michigan - 0.5%
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (g)	300	303,960

New Jersey - 3.1%
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	1,800	1,930,446

Total Municipal Obligations (cost $60,791,062)		59,950,522

	Principal Amount (000)	U.S. $ Value
CORPORATES-INVESTMENT GRADE - 2.1%
Financial Institutions - 2.1%
Banking - 2.1%
JPMorgan Chase & Co.
0.793%, 3/01/18 (h)	$843	$839,865
Morgan Stanley
5.375%, 10/15/15	455	460,956

Total Corporates-Investment Grade (cost $1,302,943)		1,300,821

Total Investments - 99.5% (cost $62,094,005) (i)		61,251,343
Other assets less liabilities - 0.5%		320,718

Net Assets - 100.0%		$61,572,061

(a)	Variable rate coupon, rate shown as of June 30, 2015.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of these securities amounted to $4,662,617 or 7.57% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of this security amounted to $303,960 or 0.5% of net assets.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(i)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $240,655 and gross unrealized depreciation of investments was $(1,083,317), resulting in net unrealized depreciation of $(842,662).

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$58,231,886		$1,718,636	^	$59,950,522
Corporates - Investment Grade		– 0	–	1,300,821		– 0	–	1,300,821

Total Investments in Securities		– 0	–	59,532,707		1,718,636		61,251,343
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$59,532,707		$1,718,636		$61,251,343

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^	Total
Balance as of 9/30/14	$827,562	$827,562
Accrued discounts/(premiums)	(32,515)	(32,515)
Realized gain (loss)	422	422
Change in unrealized appreciation/depreciation	26,386	26,386
Purchases	969,587	969,587
Sales	(72,806)	(72,806)

Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$1,718,636		$1,718,636

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$26,374		$26,374

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2015. Securities priced by third party vendors or using prior transaction prices, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.6%
Long-Term Municipal Bonds - 95.6%
Alabama - 2.7%
Alabama Public School & College Authority
Series 2013A
5.00%, 6/01/16	$4,180	$4,348,412
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/16	750	779,468

		5,127,880

Arizona - 2.8%
City of Phoenix Civic Improvement Corp.
Series 2009A
5.00%, 7/01/17	2,300	2,491,383
Salt River Project Agricultural Improvement & Power District
Series 2009B
4.00%, 1/01/16	2,890	2,943,465

		5,434,848

Arkansas - 0.0%
City of Little Rock AR
Series 2013
1.25%, 4/01/33	50	49,963

Colorado - 0.0%
Todd Creek Village Metropolitan District No 1
Series 2004
4.75%, 12/01/29 (a)(b)	85	52,555

Florida - 9.5%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	3,500	3,670,205
Series 2010A-1
5.00%, 6/01/16	4,695	4,881,110
Florida State Board of Education (State of Florida)
Series 2015C
5.00%, 6/01/17	2,010	2,173,473
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (a)(b)	150	49,500
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
3.00%, 11/15/15	815	822,457
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)	55	27,500
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,027
Series 2010A-2
6.125%, 5/01/35 (a)	60	60,043

	Principal Amount (000)	U.S. $ Value
Series 2010B
5.125%, 5/01/17 (a)	$70	$70,497
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	105	104,925
State of Florida Lottery Revenue
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,485,447

		18,375,184

Georgia - 5.7%
Municipal Electric Authority of Georgia
Series 2012B
5.00%, 1/01/18	2,450	2,690,663
State of Georgia
Series 2012A
5.00%, 7/01/16	8,000	8,368,320

		11,058,983

Illinois - 3.0%
State of Illinois
Series 2012
5.00%, 8/01/15	2,730	2,738,954
State of Illinois (State of Illinois Sales Tax)
Series 2013
4.00%, 6/15/16	3,010	3,107,103
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (a)(b)	182	9,100

		5,855,157

Louisiana - 0.1%
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (a)(b)	515	128,750
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (a)(b)	670	120,600

		249,350

Maryland - 2.3%
State of Maryland Department of Transportation
Series 2015B
5.00%, 2/15/18	4,000	4,416,360

Massachusetts - 5.7%
Massachusetts Clean Water Trust (The)
Series 2014
5.00%, 8/01/17	7,700	8,374,058
Massachusetts School Building Authority
Series 2012B
5.00%, 8/15/17	2,400	2,612,424

		10,986,482

	Principal Amount (000)	U.S. $ Value
Michigan - 4.3%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
0.784%, 7/01/32 (d)	$1,530	$1,337,511
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/16	3,260	3,382,054
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (e)	1,000	1,013,200
Rochester Community School District
Series 2015
5.00%, 5/01/16	2,585	2,679,327

		8,412,092

Minnesota - 5.1%
Elk River Independent School District No 728
Series 2012A
5.00%, 2/01/17	4,460	4,762,432
State of Minnesota (State of Minnesota Lease)
Series 2012B
4.00%, 3/01/16	5,000	5,121,550

		9,883,982

Missouri - 2.7%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	5,040	5,277,838

Nevada - 2.8%
State of Nevada (State of Nevada Unemployment)
Series 2013
5.00%, 6/01/16	5,285	5,498,461

New Jersey - 3.5%
Morris-Union Jointure Commission COP
AGM Series 2013
4.00%, 8/01/15	750	751,695
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20	1,910	2,075,826
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	1,625	1,681,079
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	2,100	2,252,187

		6,760,787

	Principal Amount (000)	U.S. $ Value
New Mexico - 6.2%
State of New Mexico Severance Tax Permanent Fund
Series 2013A
5.00%, 7/01/16	$11,440	$11,959,719

New York - 5.5%
City of New York NY
Series 2012F
5.00%, 8/01/15	1,835	1,842,432
Series 2013J
5.00%, 8/01/16	2,400	2,517,432
Metropolitan Transportation Authority
AGM Series 2002B-1
0.373%, 11/01/22 (f)	6,575	6,332,113

		10,691,977

Ohio - 3.3%
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/16	5,000	5,308,300
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 20121-GARVEE
5.00%, 12/15/17	1,000	1,099,050

		6,407,350

Oklahoma - 0.3%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/16	600	621,558

Oregon - 2.2%
Portland Community College District
Series 2013
5.00%, 6/15/16	4,105	4,285,497

Pennsylvania - 1.7%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18	2,970	3,313,985
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(b)	65	40,300

		3,354,285

South Carolina - 3.4%
State of South Carolina
Series 2011
5.00%, 3/01/17	6,135	6,577,211

Texas - 13.6%
Austin Community College District Public Facility Corp.
Series 2015
3.00%, 8/01/17	1,100	1,146,563

	Principal Amount (000)	U.S. $ Value
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	$11,040	$11,387,429
Tarrant Regional Water District
Series 2012A
5.00%, 3/01/17	6,115	6,553,629
Series 2015
5.00%, 3/01/18	2,760	3,051,345
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	1,290	1,386,892
Texas Transportation Commission State Highway Fund
Series 2015
4.00%, 10/01/18 (g)	2,500	2,718,675

		26,244,533

Virginia - 1.9%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	1,385	1,489,831
Greater Richmond Convention Center Authority
Series 2015
5.00%, 6/15/16	2,000	2,085,220

		3,575,051

Washington - 0.6%
Energy Northwest (Bonneville Power Administration)
Series 2010A
5.00%, 7/01/17	1,000	1,084,250

West Virginia - 1.3%
State of West Virginia
Series 2015A
5.00%, 6/01/18	2,180	2,429,523

Wisconsin - 5.4%
State of Wisconsin
Series 20141
5.00%, 5/01/16	10,000	10,384,300

Total Municipal Obligations (cost $186,340,539)		185,055,176

CORPORATES - INVESTMENT GRADE - 3.2%
Financial Institutions - 3.2%
Banking - 3.2%
Capital One Bank USA NA
1.20%, 2/13/17	1,850	1,840,645
Citigroup, Inc.
4.587%, 12/15/15	750	762,730
Morgan Stanley
5.375%, 10/15/15	1,300	1,317,018
JPMorgan Chase & Co.
3.15%, 7/05/16	2,213	2,257,813

Total Corporates - Investment Grade (cost $6,190,563)		$6,178,206

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit
0.01%, 7/01/15
(cost $1,287,318)	$1,287	$1,287,318

Total Investments - 99.5% (cost $193,818,420)(h)		192,520,700
Other assets less liabilities - 0.5%		1,003,461

Net Assets - 100.0%		$193,524,161

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of this security amounted to $1,013,200 or 0.5% of net assets.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of this security amounted to $6,332,113 or 3.27% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $462,427 and gross unrealized depreciation of investments was $(1,760,147), resulting in net unrealized depreciation of $(1,297,720).

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$184,361,379		$693,797		$185,055,176
Corporates - Investment Grade		– 0	–	6,178,206		– 0	–	6,178,206
Short-Term Investments		– 0	–	1,287,318		– 0	–	1,287,318

Total Investments in Securities		– 0	–	191,826,903		693,797		192,520,700
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$191,826,903		$693,797		$192,520,700

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$1,841,093		$1,841,093
Accrued discounts/(premiums)	(452)		(452)
Realized gain (loss)	944		944
Change in unrealized appreciation/depreciation	(17,788)		(17,788)
Purchases	– 0	–	– 0	–
Sales	(1,130,000)		(1,130,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$693,797		$693,797

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$(16,884)		$(16,884)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.5%
Long-Term Municipal Bonds - 95.5%
California - 83.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,321,180
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,754,798
Bay Area Toll Authority
Series 2006F
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,431,650
5.00%, 4/01/16	3,630	3,755,053
Series 2007F
5.00%, 4/01/16	3,570	3,692,986
Series 2009F-1
5.00%, 4/01/19 (Pre-refunded/ETM)	14,975	17,071,350
Series 2012
5.00%, 4/01/24-4/01/25	13,845	16,168,624
Series 2014A
1.00%, 4/01/47	15,455	15,498,583
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,580,691
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	8,245	9,231,020
5.00%, 7/01/18	2,375	2,660,523
5.00%, 7/01/19 (Pre-refunded/ETM)	22,500	25,875,000
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28 (a)	1,545	1,767,279
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	20,650	24,461,577
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27 (b)	4,000	4,397,600
California Special Districts Association Finance Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	185	187,351
California State Public Works Board
Series 2009E
5.00%, 4/01/19 (Pre-refunded/ETM)	10,825	12,383,151
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	1,545	1,856,163
NATL Series 2007C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,575	1,660,113
California State Public Works Board (California State Public Works Board Lease)
Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/30	$11,220	$12,830,182
Series 2014B
5.00%, 10/01/29	4,445	5,114,728
AMBAC Series 1993A
5.00%, 12/01/19	2,340	2,565,248
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,722,544
Series 2011A
5.25%, 11/01/26	5,500	6,470,255
Series 2012A
5.00%, 11/01/26	10,930	12,826,792
Series 2014A
5.00%, 11/01/28	16,650	19,576,071
California Statewide Communities Development Authority (Kaiser Credit Group)
Series 2012C
5.00%, 11/01/29	2,630	2,829,591
Series 2012E-1
5.00%, 4/01/44	1,000	1,075,890
City of Industry CA
Series 2009
5.00%, 7/01/17	3,655	3,959,133
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,503,561
Series 2010B
5.00%, 5/15/21	6,500	7,542,145
Series 2015A
4.00%, 5/15/18	2,070	2,231,150
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,293,364
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2008A
5.50%, 5/15/16-5/15/17	10,670	11,475,640
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	18,265,477
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	30,126,676
Series 2010D
5.00%, 5/15/23	5,000	5,822,050
City of Riverside CA Electric Revenue
Series 2013A
5.00%, 10/01/15	2,425	2,452,524
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,132,258
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,721,840
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28	2,000	2,273,700

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 11/01/25	$11,320	$13,385,221
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	3,600	4,097,916
Contra Costa Water District
Series 2012Q
5.00%, 10/01/20	5,315	6,251,237
Series 2013R
5.00%, 10/01/16	1,570	1,658,156
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,536,370
NATL Series 2005
5.00%, 8/01/20	2,020	2,026,848
Fremont Unified School District/Alameda County CA
Series 2014A
4.00%, 8/01/16	1,225	1,272,150
Grossmont-Cuyamaca Community College District
AGC Series 2008
5.25%, 8/01/17	1,150	1,256,812
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23	1,675	1,869,248
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,614,743
Long Beach Unified School District
Series 2009A
5.00%, 8/01/15-8/01/18	17,695	19,097,325
Series 2010A
5.00%, 8/01/25	1,000	1,153,840
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25	5,000	6,044,750
Series 2015C
5.00%, 8/01/20	1,615	1,898,546
Los Angeles County Metropolitan Transportation Authority
Series 2010A
5.00%, 7/01/21	2,000	2,296,700
Series 2014
5.00%, 7/01/23	2,220	2,696,523
Los Angeles Department of Water & Power PWR
Series 2008A-2
4.00%, 7/01/16	10,050	10,413,810
Series 2012C
4.00%, 1/01/16	1,000	1,009,160
5.00%, 1/01/16	8,150	8,243,888
Series 2013A
5.00%, 7/01/21	1,505	1,783,711
Series 2014B
5.00%, 7/01/27	2,190	2,569,724
Series 2014C
5.00%, 7/01/26	11,725	13,998,126
Los Angeles Department of Water & Power WTR
Series 2012C

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/23	$1,540	$1,839,823
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	12,219,609
Series 2015A
5.00%, 7/01/19	11,585	13,288,574
FGIC Series 2005A-1
5.00%, 7/01/20-7/01/22	13,485	13,485,000
NATL Series 2005A-2
5.00%, 7/01/20	11,000	11,000,000
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,773,861
Metropolitan Water District of Southern California
Series 1993
5.75%, 8/10/18	7,600	8,190,900
Series 1993A
5.75%, 7/01/21	1,775	2,099,062
5.75%, 7/01/21 (Pre-refunded/ETM)	710	876,190
Series 2014A
5.00%, 3/01/17-3/01/20	11,585	13,067,108
Natomas Unified School District
Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,922,851
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,581,146
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,405,736
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,114,967
Pittsburg Successor Agency Redevelopment Agency
Series 1983
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,079,940
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,950,100
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,953,582
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,481,905
NATL Series 2007C
5.00%, 11/01/18	1,900	2,075,636
Riverside County Public Financing Authority
Series 2015
5.00%, 11/01/28	3,395	3,864,291
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	955	1,075,273
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	2,000	2,204,460
Sacramento City Unified School District/CA

	Principal Amount (000)	U.S. $ Value
Series 2011
5.00%, 7/01/24	$4,945	$5,687,640
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,438,376
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,419,630
Series 2013C
5.00%, 8/15/16	5,155	5,422,854
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24	1,000	1,142,480
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19-5/01/24	7,655	8,468,654
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/18-5/15/21	35,520	40,004,251
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/16	11,520	11,964,672
Series 2011
5.25%, 5/01/18	4,655	5,165,048
Series 2011C
5.00%, 5/01/21	3,900	4,502,511
Series 2011S
5.00%, 5/01/25	3,000	3,508,200
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,395,222
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,360,569
Santa Fe Springs Community Development Commission
NATL Series 2002
5.375%, 9/01/17	560	560,582
Santa Rosa City Schools
Series 2013
4.00%, 8/01/16	1,740	1,804,484
5.00%, 8/01/17	4,255	4,622,887
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,369,275
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	14,108,293
Series 2014A
5.00%, 7/01/30	1,000	1,158,220
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,881,794

	Principal Amount (000)	U.S. $ Value
State of California
Series 2013
5.00%, 10/01/20-9/01/28	$29,390	$34,310,385
Series 2014
5.00%, 12/01/22-5/01/29	18,665	22,040,752
Series 2015
5.00%, 3/01/21	17,455	20,526,033
State of California Department of Water Resources
Series 2014A
5.00%, 12/01/27	9,410	11,204,154
State of California Department of Water Resources Power Supply Revenue
Series 2008H
5.00%, 5/01/17	1,455	1,570,105
Series 2008K
5.00%, 5/01/18	23,145	25,760,154
Series 2010L
5.00%, 5/01/17-5/01/20	19,425	21,972,996
Series 2015O
5.00%, 5/01/22	8,110	9,704,994
AGM Series 2008H
5.00%, 5/01/17	21,050	22,715,265
Sweetwater Union High School District
Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,129,519
University of California
Series 2009Q
5.25%, 5/15/17 (Pre-refunded/ETM)	3,355	3,671,410
5.25%, 5/15/22	155	169,223
Series 2010U
5.00%, 5/15/24	4,215	4,854,500
Series 2012G
5.00%, 5/15/25	10,000	11,752,300
Series 2014A
5.00%, 5/15/28	1,000	1,177,510
Series 2015A
5.00%, 5/15/20	2,500	2,926,375
Series 2015I
5.00%, 5/15/21	2,900	3,426,089
Vacaville Unified School District
Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,801,545
West Contra Costa Unified School District
Series 2013A
4.00%, 8/01/15	4,535	4,548,968
Series 2013B
4.00%, 8/01/15	4,000	4,012,320

		954,550,568

Colorado - 0.3%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	2,015,707

	Principal Amount (000)	U.S. $ Value
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	$1,625	$1,856,449

		3,872,156

Florida - 3.0%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	13,160	13,799,971
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,230,299
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,494,054
New River Community Development District
Series 2006B
5.00%, 5/01/13 (c)(d)(e)	405	4
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund)
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	4,000	4,000,000
5.00%, 7/01/16 (Pre-refunded/ETM)	13,080	13,667,554
Sterling Hill Community Development District
Series 2003B
5.50%, 11/01/10 (c)(d)(f)	155	61,628

		34,253,510

Guam - 0.1%
Guam Government Waterworks Authority
Series 2005
5.50%, 7/01/15 (Pre-refunded/ETM)	995	995,000

Illinois - 2.3%
State of Illinois
Series 2012
5.00%, 8/01/18-8/01/23	12,445	13,397,461
Series 2013
5.00%, 7/01/20	3,465	3,756,961
Series 2014
5.00%, 5/01/28	4,735	4,936,995
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26	4,450	4,322,063

		26,413,480

Louisiana - 0.0%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (c)(d)(f)	3,200	0

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.6%
Commonwealth of Massachusetts
Series 2000G
0.12%, 12/01/30	$1,100	$1,012,000
NATL Series 2000E
0.12%, 12/01/30 (g)	6,075	5,700,756

		6,712,756

New Jersey - 2.5%
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 12/15/19-6/15/20	25,930	28,182,451

North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 2009B
5.00%, 1/01/16	2,375	2,427,060

Ohio - 0.0%
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (d)(f)	310	124,000

Puerto Rico - 1.0%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/19	5,470	5,487,613
Government Development Bank for Puerto Rico
NATL Series 1985
4.75%, 12/01/15	5,555	5,555,000

		11,042,613

Texas - 1.3%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	11,517,391
Dallas/Fort Worth International Airport
Series 2009A
5.00%, 11/01/21	1,180	1,245,231
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/23	1,915	2,218,757

		14,981,379

Washington - 0.3%
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014B-3
5.125%, 1/01/20 (b)	2,925	2,928,890

Total Municipal Obligations (cost $1,047,696,366)		1,086,483,863

CORPORATES - INVESTMENT GRADE - 2.0%
Financial Institutions - 1.9%
Banking - 1.9%
Bank of America NA
1.125%, 11/14/16	10,000	10,002,690
JPMorgan Chase & Co.
3.15%, 7/05/16	5,410	5,519,553

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
1.75%, 2/25/16	$5,788	$5,811,557

		21,333,800

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.736%, 6/15/16 (h)	1,765	1,765,815

Total Corporates - Investment Grade (cost $23,076,889)		23,099,615

SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit
0.01%, 7/01/15
(cost $19,930,562)	19,931	19,930,562

Total Investments - 99.3% (cost $1,090,703,817) (i)		1,129,514,040
Other assets less liabilities - 0.7%		7,944,809

Net Assets - 100.0%		$1,137,458,849

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $7,326,490 or 0.6% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Security is in default and is non-income producing.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of this security amounted to $5,700,756 or 0.50% of net assets.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(i)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,293,261 and gross unrealized depreciation of investments was $(6,483,038), resulting in net unrealized appreciation of $38,810,223.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.37% and 0.17%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,068,070,778		$18,413,085	^	$1,086,483,863
Corporates - Investment Grade		– 0	–	23,099,615		– 0	–	23,099,615
Short-Term Investments		– 0	–	19,930,562		– 0	–	19,930,562

Total Investments in Securities		– 0	–	1,111,100,955		18,413,085		1,129,514,040
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,111,100,955		$18,413,085		$1,129,514,040

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	The Portfolio held securities with zero market value at period end.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$7,114,861		$7,114,861
Accrued discounts/(premiums)	(35,514)		(35,514)
Realized gain (loss)	2,432		2,432
Change in unrealized appreciation/depreciation	492,264		492,264
Purchases	6,469,988		6,469,988
Sales	(26,432)		(26,432)
Transfers in to Level 3	4,395,486		4,395,486
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$18,413,085		$18,413,085	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$492,190		$492,190

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2015. Securities priced by third party vendors or using prior transaction prices, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/15			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds		$61,628		Market Approach	The Value of Remaining Undeveloped Lots	$39.76/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 98.0%
New York - 82.4%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,236,806
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	5,207,516
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22	1,000	1,145,540
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,594,558
5.25%, 11/01/29	1,900	2,041,816
City of New York NY
Series 2004G
5.25%, 8/01/15	5	5,019
Series 2007A-1
5.00%, 8/01/18	4,570	4,978,969
Series 2007C
5.00%, 1/01/16	4,410	4,512,577
Series 2007E
5.00%, 8/01/16	5,500	5,769,115
Series 2008A-1
5.00%, 8/15/16	4,400	4,623,080
Series 2008B-1
5.25%, 9/01/16	10,000	10,551,200
Series 2011A
5.00%, 8/01/26	14,275	16,429,097
Series 2011D-1
5.00%, 10/01/24	2,860	3,344,141
Series 2011E-3
5.00%, 8/01/23	6,855	7,986,418
Series 2012I
5.00%, 8/01/16	12,545	13,158,827
Series 2013B
5.00%, 8/01/20	10,000	11,580,400
Series 2013D
5.00%, 8/01/19	7,165	8,172,614
Series 2013F
5.00%, 3/01/17	2,675	2,865,514
Series 2013I
5.00%, 8/01/20	18,775	21,742,201
City of Yonkers NY
Series 2011A
5.00%, 10/01/15-10/01/17	5,880	6,184,840
County of Albany NY
Series 2012B
5.00%, 11/01/15	1,085	1,101,622
County of Monroe NY
Series 2015
5.00%, 6/01/17-6/01/22	16,315	18,262,721

	Principal Amount (000)	U.S. $ Value
BAM Series 2015
5.00%, 6/01/21-6/01/22	$5,860	$6,781,789
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,811,818
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,743,489
Series 2014A
5.00%, 4/01/25	10,190	11,805,013
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	6,992,033
Erie County Industrial Development Agency (The)
AGM Series 2008A
5.00%, 5/01/16 (Pre-refunded/ETM)	1,280	1,329,843
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,747,778
Housing Development Corp/NY
Series 2013A
5.00%, 7/01/25	2,000	2,348,860
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
4.75%, 1/01/20	1,450	1,449,406
5.25%, 1/01/24	1,250	1,239,038
Long Island Power Authority
NATL Series 2006F
5.00%, 5/01/16	11,885	12,287,783
Metropolitan Transportation Authority
Series 2006B
5.00%, 11/15/16-11/15/17	6,645	7,046,702
Series 2010D
5.25%, 11/15/24	10,755	12,582,059
Series 2010G
5.00%, 11/15/21	9,305	10,803,756
5.25%, 11/15/22-11/15/26	33,880	39,623,580
Series 2011C
5.00%, 11/15/24	2,890	3,352,747
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,693,661
AGM Series 2002B
0.378%, 11/01/22 (a)	15,325	14,758,772
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	16,719,605
NATL Series 2004A
5.25%, 11/15/15-11/15/16	13,150	13,846,713
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	4,550	5,316,766
New York City Municipal Water Finance Authority
5.00%, 6/15/18-6/15/21	6,905	7,710,364

	Principal Amount (000)	U.S. $ Value
Series 2006BB
5.00%, 6/15/16 (Pre-refunded/ETM)	$18,985	$19,814,265
Series 2008AA
5.00%, 6/15/18 (Pre-refunded/ETM)	14,580	16,284,419
Series 2010FF
5.00%, 6/15/25	24,730	28,735,023
Series 2011HH
5.00%, 6/15/26	9,055	10,553,059
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,896,234
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,239,210
Series 2015G
5.00%, 6/15/28	11,465	13,444,776
New York City Transitional Finance Authority Building Aid Revenue
Series 2011S-1A
5.00%, 7/15/25	4,420	5,158,184
Series 2012S
5.00%, 7/15/25	7,390	8,661,745
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	3,755	3,813,015
5.00%, 11/01/15	1,905	1,934,432
Series 2011A
5.00%, 11/01/20	1,160	1,357,745
Series 2011A-1
5.00%, 11/01/23	15,315	18,029,277
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	17,537,313
Series 2011C
5.00%, 11/01/20	9,480	11,096,056
Series 2012B
5.00%, 11/01/16 (Pre-refunded/ETM)	670	709,597
5.00%, 11/01/16-11/01/24	13,660	15,801,074
Series 2012D
5.00%, 11/01/20-11/01/23	34,790	41,153,840
Series 2012E
5.00%, 11/01/15-2/01/26	14,225	16,160,996
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,719,231
Series 2014C
5.00%, 11/01/26	6,345	7,499,663
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,038,346
Series 2015C
5.00%, 11/01/26	20,000	23,867,600
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2008C
5.75%, 12/01/16	23,025	24,641,815
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,491,816
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)	1,980	20

	Principal Amount (000)	U.S. $ Value
New York Local Government Assistance Corp.
Series 2008A
5.00%, 4/01/19-4/01/20	$16,145	$17,886,956
New York Power Authority (The)
NATL Series 2007C
5.00%, 11/15/16	6,245	6,625,820
New York State Dormitory Authority
Series 2007
4.00%, 8/15/15 (Pre-refunded/ETM)	2,675	2,686,262
AGM Series 2007A
5.00%, 2/15/16 (Pre-refunded/ETM)	70	72,024
NATL Series 1998
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,029,820
New York State Dormitory Authority (Ithaca College)
Series 2009
5.00%, 7/01/17	12,195	12,210,000
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,506,064
New York State Dormitory Authority (Mount Sinai School of Medicine)
Series 2010A
5.00%, 7/01/19	4,390	4,969,612
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2008D
5.00%, 2/15/16	10,215	10,507,149
Series 2009A
5.00%, 7/01/22	6,050	6,886,473
AGM Series 2007A
5.00%, 2/15/16	3,760	3,868,691
New York State Dormitory Authority (New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,446,327
NATL Series 1998A
6.00%, 7/01/18	1,000	1,146,100
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/24	1,130	1,336,146
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/20	4,750	5,242,575
Series 2008C
5.00%, 3/15/16-3/15/18	35,690	38,727,977
Series 2009D
5.00%, 6/15/20	2,230	2,544,162
Series 2009G
5.00%, 3/15/18	7,840	8,686,171
Series 2012A
5.00%, 12/15/21	5,905	7,002,031
Series 2012B
5.00%, 3/15/22	3,905	4,603,058

	Principal Amount (000)	U.S. $ Value
Series 2012D
5.00%, 2/15/22-2/15/25	$22,135	$25,996,657
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	15,896,343
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,764,246
Series 2015A
5.00%, 3/15/23	7,210	8,574,997
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2015A
5.00%, 7/01/18-7/01/19	3,820	4,303,141
New York State Dormitory Authority (State University of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,622,750
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.513%, 4/01/34(a)	20,500	19,245,666
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2004
5.00%, 6/15/25	6,845	6,867,109
Series 2007B
5.00%, 6/15/16	1,610	1,680,937
Series 2009A
5.25%, 6/15/24	7,300	8,447,049
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2008B
5.00%, 4/01/17	21,620	23,228,960
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	30,574,589
AMBAC Series 2005B
5.50%, 4/01/20	9,080	10,734,285
NATL Series 2005B
5.00%, 4/01/16	10,335	10,450,752
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,955,572
Series 2013A
5.00%, 5/01/19	25,000	28,245,750
Series 2014
5.00%, 1/01/26-1/01/28	4,305	5,002,886
Series 2014J
5.00%, 1/01/26-1/01/27	33,860	39,299,159
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2007A
5.00%, 3/15/16	9,410	9,717,331
Series 2010A
5.00%, 3/15/25	5,425	6,313,778

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp.
AMBAC Series 2005A-1
5.00%, 12/15/15 (Pre-refunded/ETM)	$6,265	$6,399,698
New York State Urban Development Corp. (New York State Urban Development Corp. Lease)
Series 2008B
5.00%, 1/01/19	3,525	3,937,672
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2007B
5.00%, 3/15/16	2,085	2,153,096
Series 2013C
5.00%, 3/15/20	9,915	11,452,023
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	2,000	2,277,320
Series 2011O
5.00%, 10/15/21	5,215	6,046,427
Series 2013-178
5.00%, 12/01/23	10,480	12,212,449
Series 2014
5.00%, 9/01/27	7,500	8,582,700
Series 20141
5.00%, 10/15/23	3,455	4,023,900
Series 2014186
5.00%, 10/15/21-10/15/22	12,575	14,580,432
XLCA Series 2006
5.00%, 10/01/17	6,425	6,632,271
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,040	15,777,927
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	1,250	1,239,725
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/16-7/01/17	2,900	3,084,444
Tompkins County Industrial Development Agency (Ithaca College)
Series 2007
5.00%, 7/01/16	2,710	2,718,780
Triborough Bridge & Tunnel Authority
Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	4,250	4,396,030
Series 2008A
5.00%, 5/15/18 (Pre-refunded/ETM)	2,150	2,393,015
Series 2008C
5.00%, 11/15/16	5,000	5,297,850
Series 2008D
5.00%, 11/15/15-11/15/16	22,595	23,602,835
Series 2011A
5.00%, 1/01/27	7,000	8,010,240
Series 2012B
5.00%, 11/15/19-11/15/23	28,235	33,438,986
Series 2013A
5.00%, 11/15/28	5,000	5,695,250

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 11/15/22	$7,525	$8,988,462
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/16-9/01/21	16,590	17,909,926
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	665	671,756
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	40,661,212

		1,390,214,718

Alabama - 0.7%
Alabama Public School & College Authority
Series 2009B
5.00%, 5/01/18	11,055	12,251,814

California - 1.6%
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	16,365	18,322,090
5.25%, 7/01/19 (Pre-refunded/ETM)	5,000	5,798,600
Golden State Tobacco Securitization Corp.
Series 2013A
5.00%, 6/01/19	1,225	1,383,932
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,452,301

		26,956,923

Colorado - 0.1%
Todd Creek Village Metropolitan District No 1
Series 2004
5.60%, 12/01/14 (b)	2,765	1,714,300

District of Columbia - 0.4%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,571,661

Florida - 5.2%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	32,755	34,347,876
Series 2010A-1
5.00%, 6/01/16	7,230	7,516,597
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,092,741
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/20	1,680	1,959,905
Durbin Crossing Community Development District

	Principal Amount (000)	U.S. $ Value
Series 20061
5.25%, 11/01/15 (b)(c)	$2,060	$741,600
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	13,660	13,660,000
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (b)(c)	955	315,150
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (b)(d)	185	92,500
Series 2010A-1
6.125%, 5/01/35 (b)	75	75,067
Series 2010A-2
6.125%, 5/01/35 (b)	185	185,133
Series 2010B
5.125%, 5/01/17 (b)	240	241,704
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	1,010	1,009,283
Polk County School District (Polk County School District Sales Tax)
AGM Series 2007
5.00%, 10/01/16	2,690	2,832,785
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	16,355	18,233,862
Sterling Hill Community Development District
Series 2003B
5.50%, 11/01/10 (b)(c)(e)	160	63,616
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,156,040

		87,523,859

Georgia - 0.4%
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	6,975	7,401,661

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	1,625	1,720,680

Illinois - 1.5%
State of Illinois
Series 2012
5.00%, 8/01/15-8/01/25	24,765	25,441,612
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (b)(c)	1,307	339,820

	Principal Amount (000)	U.S. $ Value
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (b)(c)	$2,545	$127,250

		25,908,682

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,259,708

Louisiana - 0.1%
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (b)(c)	1,515	378,750
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (b)(c)	1,155	231,000
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (b)(c)	1,500	270,000

		879,750

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	2,985	3,346,752

Nevada - 0.5%
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,267,576

New Jersey - 0.3%
New Jersey Economic Development Authority
Series 2013
5.00%, 3/01/21	2,500	2,717,425
New Jersey Transportation Trust Fund Authority
Series 2011A
5.00%, 6/15/21	2,195	2,383,682

		5,101,107

Ohio - 0.0%
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (b)(c)	200	80,000

Pennsylvania - 1.1%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/16-9/01/21	14,925	16,699,788
5.25%, 9/01/23	2,345	2,700,197

		19,399,985

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.7%
Government Development Bank for Puerto Rico
NATL Series 1985
4.75%, 12/01/15	$7,460	$7,460,000
Puerto Rico Electric Power Authority
NATL Series 2002KK
5.50%, 7/01/16	3,695	3,755,229

		11,215,229

Tennessee - 1.2%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	19,733,482

Texas - 0.0%
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	10	10,132

Washington - 0.8%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,747,307

Total Municipal Obligations (cost $1,606,882,698)		1,653,305,326

CORPORATES - INVESTMENT GRADE - 0.4%
Financial Institutions - 0.2%
Finance - 0.2%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,304,000

Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.736%, 6/15/16(f)	2,683	2,684,239

Total Corporates - Investment Grade (cost $6,986,997)		6,988,239

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit
0.01%, 7/01/15
(cost $9,799,624)	9,800	9,799,624

U.S. $ Value
Total Investments - 99.0% (cost $1,623,669,319) (g)	$1,670,093,189
Other assets less liabilities - 1.0%	17,262,153

Net Assets - 100.0%	$1,687,355,342

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of these securities amounted to $34,004,438 or 2.02% of net assets.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(g)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,627,151 and gross unrealized depreciation of investments was $(15,203,281), resulting in net unrealized appreciation of $46,423,870.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.5% and 0.5%, respectively

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,638,115,545		$15,189,781		$1,653,305,326
Corporates - Investment Grade		– 0	–	6,988,239		– 0	–	6,988,239
Short-Term Investments		– 0	–	9,799,624		– 0	–	9,799,624

Total Investments in Securities		– 0	–	1,654,903,408		15,189,781		1,670,093,189
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,654,903,408		$15,189,781		$1,670,093,189

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$8,796,688		$8,796,688
Accrued discounts/(premiums)	$(37,985)		(37,985)
Realized gain (loss)	$15,458		15,458
Change in unrealized appreciation/depreciation	$804,277		804,277
Purchases	7,400,801		7,400,801
Sales	$(1,789,458)		(1,789,458)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$15,189,781		$15,189,781

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$771,393		$771,393

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.7%
Long-Term Municipal Bonds - 95.2%
Alabama - 2.1%
Alabama Federal Aid Highway Finance Authority
Series 2015
5.00%, 9/01/24-9/01/25	$8,610	$10,455,803
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant)
Series 2012
5.00%, 9/01/24	18,230	20,965,594
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/17	34,415	37,079,065
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	35,171,420
Series 2014B
5.00%, 1/01/24	3,200	3,827,200
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21-7/01/22	10,070	11,910,969
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,425,752

		134,835,803

Arizona - 2.1%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,702,225
Arizona Department of Transportation State Highway Fund Revenue
Series 2006
5.00%, 7/01/15	8,480	8,480,000
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	20,080,082
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,239,594
Arizona School Facilities Board COP
NATL Series 2005A-1
5.00%, 9/01/15	1,765	1,778,520
Arizona Transportation Board (Arizona Transportation Board Fed Hwy Grant)
Series 2009A
5.00%, 7/01/15	16,810	16,810,000
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	39,185,515
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement-Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,263,368
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	22,199,375

	Principal Amount (000)	U.S. $ Value
County of Maricopa AZ COP
Series 2015
5.00%, 7/01/18	$3,290	$3,653,578
Industrial Development Authority of the County of Pima (The) (Global Water Resources LLC)
Series 2006
5.45%, 12/01/17	1,100	1,111,099
Maricopa County Unified School District No 69 Paradise Valley
NATL Series 2004
5.20%, 7/01/16	7,510	7,867,476
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,626,840

		136,997,672

California - 8.1%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	22,440	25,806,000
5.25%, 7/01/19 (Pre-refunded/ETM)	2,735	3,171,834
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,422,384
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	28,429,070
Fremont Unified School District/Alameda County CA
AGM Series 2005B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,003,390
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,836,278
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	1,000	1,102,230
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,859,266
Series 2011C
5.00%, 5/01/22	5,880	6,702,083
NATL Series 2006-32F
5.25%, 5/01/18	3,700	4,134,935
State of California
Series 2006
5.00%, 3/01/16-10/01/16	10,110	10,519,598
Series 2008
5.00%, 4/01/18	5,000	5,548,450
Series 2009
5.25%, 10/01/20	5,085	5,885,074

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 11/01/24-11/01/25	$43,465	$51,956,985
Series 2014
5.00%, 5/01/25-5/01/29	130,465	153,495,347
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17-5/01/19	183,675	207,313,242

		522,186,166

Colorado - 1.1%
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/16-12/01/20	13,735	15,243,491
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,653,160
Series 2011A
5.50%, 11/15/19	2,290	2,640,462
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,533,521
Metro Wastewater Reclamation District
Series 2012A
5.00%, 4/01/23	3,435	4,086,070
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)	13,168	4,608,800
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	3,078,600
5.25%, 1/15/24-7/15/24	7,745	8,442,747
Todd Creek Village Metropolitan District No 1
Series 2004
4.75%, 12/01/09 (a)(b)	1,852	1,148,330

		69,435,181

Connecticut - 0.3%
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,939,496
Series 2014A
5.00%, 3/01/28	6,360	7,244,803
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	10,057,080

		21,241,379

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,373,141

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	69,274,570

	Principal Amount (000)	U.S. $ Value
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	$5,545	$6,480,497
District of Columbia Water & Sewer Authority
AGM Series 1998
6.00%, 10/01/16	1,635	1,745,444
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	6,910	7,782,111
Series 2010F-1
5.00%, 10/01/20	11,905	13,877,897
NATL Series 2005A
5.25%, 10/01/15	1,715	1,735,048

		100,895,567

Florida - 6.5%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,828,098
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,530	7,463,398
Series 2011A-1
5.00%, 6/01/19	15,975	17,963,728
Series 2012A
5.00%, 6/01/22	27,105	31,227,670
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,785	23,798,156
Series 2015A
5.00%, 6/01/22	1,795	2,049,818
NATL Series 2007A
5.00%, 3/01/16 (Pre-refunded/ETM)	75,725	78,033,855
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,564,317
Collier County School Board COP
Series 2015
5.00%, 2/15/18-2/15/19	12,210	13,616,668
AGM Series 2005
5.00%, 2/15/16	5,000	5,142,400
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,833,350
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,256,980
5.625%, 10/01/25	2,550	2,986,152
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	8,434,402
Series 2015B
5.00%, 7/01/22	3,715	4,377,273
County of Miami-Dade FL Aviation Revenue

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 10/01/22-10/01/24 (c)	$4,975	$5,762,617
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (a)(b)	985	354,600
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,783,035
Series 2012A
5.00%, 7/01/22	10,225	11,904,047
AMBAC Series 2007A
5.00%, 7/01/15	4,825	4,825,000
NATL Series 2007B
5.00%, 7/01/15	6,095	6,095,000
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,377,136
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	4,222,414
Series 2015A
5.00%, 6/01/18	7,655	8,526,522
Series 2015B
5.00%, 6/01/17	11,470	12,402,855
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (a)(b)	3,545	1,169,850
JEA Electric System Revenue
Series 2009G
5.00%, 10/01/19	2,695	3,085,452
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25	3,060	3,625,274
Lake Ashton II Community Development District
Series 2006B
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Live Oak No 2 Community Development District
Series 2010
7.36%, 11/01/20	35	36,870
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	11,765	11,911,474
Orange County School Board COP
Series 2014A
5.00%, 8/01/28-8/01/29	46,355	52,872,564
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (b)(d)	510	255,000
Series 2010A-1
6.125%, 5/01/35 (b)	220	220,196
Series 2010A-2
6.125%, 5/01/35 (b)	505	505,364
Series 2010B
5.125%, 5/01/17 (b)	635	639,509

	Principal Amount (000)	U.S. $ Value
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	$2,190	$2,188,445
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	2,124,741
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,610,427
South Broward Hospital District
Series 2015
5.00%, 5/01/27	3,300	3,788,004
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,677,278
State of Florida
Series 2009B
5.00%, 7/01/17	3,245	3,518,391
Series 2012B
5.00%, 7/01/18-7/01/19	10,935	12,280,997
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,412,768
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	4,092,828

		419,092,223

Georgia - 3.1%
Athens-Clarke County Unified Government
Series 2013
4.00%, 12/01/16	1,410	1,478,893
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	25,719,125
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,290,892
5.25%, 1/01/20	6,500	7,526,155
5.50%, 1/01/21	7,500	8,891,775
5.75%, 1/01/22-1/01/23	20,000	23,874,410
5.875%, 1/01/24	2,925	3,507,777
Series 2014A
5.00%, 1/01/28	12,250	13,965,122
City of Atlanta GA
Series 2015
5.00%, 12/01/18	2,520	2,838,326
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/16-3/15/18	16,860	17,543,989
Municipal Electric Authority of Georgia
Series 2010B
5.00%, 1/01/16-1/01/20	43,950	49,563,452
State of Georgia
Series 2009I

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$14,580	$16,314,437
Series 2014A
5.00%, 2/01/17	17,595	18,822,603

		200,336,956

Hawaii - 0.4%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,872,794
Series 2010A
5.00%, 7/01/24	16,500	18,981,600

		26,854,394

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23 (c)	6,915	7,989,648

Illinois - 4.7%
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	4,280	4,413,664
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/16	5,000	5,015,550
County of Du Page IL
Series 1993
5.60%, 1/01/21	6,830	7,655,625
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
Zero Coupon, 1/01/19 (e)	5,730	6,012,260
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	48,991,277
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	39,129,714
Series 2014D
5.00%, 1/01/23	1,065	1,248,926
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/26	17,100	19,212,045
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,240	9,550,160
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	870	1,003,223
NATL Series 2001B
5.50%, 6/01/17	1,025	1,115,169

	Principal Amount (000)	U.S. $ Value
NATL Series 2006A
5.00%, 7/01/16	$5,285	$5,511,145
State of Illinois
Series 2010
5.00%, 1/01/17-1/01/19	34,160	35,986,690
Series 2012
5.00%, 8/01/21-8/01/25	15,385	16,307,635
Series 2013
5.00%, 7/01/19-7/01/20	12,290	13,243,723
5.50%, 7/01/24	5,405	5,946,797
Series 2013A
5.00%, 4/01/23	4,390	4,733,869
Series 2014
5.00%, 5/01/22-5/01/27	46,045	48,895,611
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	2,280	2,566,163
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(b)	5,078	1,320,280
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (f)	19,775	16,095,466
Will & Kendall Counties Community Consolidated School District 22 Plainfield
NATL Series 2007A
5.00%, 1/01/16	7,415	7,572,050

		301,527,042

Indiana - 0.2%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	6,560	6,953,534
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/25-9/01/28	2,940	3,277,121

		10,230,655

Iowa - 0.2%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/17-8/01/18	10,770	11,890,616

Kentucky - 0.2%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
NATL Series 2007
5.00%, 9/01/16	5,000	5,248,750
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26	8,490	9,913,858

		15,162,608

	Principal Amount (000)	U.S. $ Value
Louisiana - 1.1%
City of Baton Rouge/Parish of East Baton Rouge LA
Series 2015
5.00%, 8/01/27-8/01/28	$8,985	$10,418,215
City of New Orleans LA
NATL Series 2005
5.25%, 12/01/20	5,845	5,957,049
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (a)(b)(g)	4,025	0
Lakeshore Villages Master Community Development District
Series 2007
5.25%, 7/01/17 (a)(b)	9,814	3,434,900
Louisiana Agricultural Finance Authority
Series 2007
5.25%, 9/15/17	17,625	18,346,920
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,657,366
Series 2010A
5.00%, 10/01/23	7,720	8,857,388
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease)
Series 2009
5.00%, 3/01/16-3/01/18	9,360	9,953,805
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21(a)(b)	1,695	339,000
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29	1,200	1,242,084
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,928,275

		72,135,002

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,159,000

Maryland - 1.8%
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	5,138,574
State of Maryland
Series 20142-C
5.00%, 8/01/21	59,585	70,878,145
Series 2014B
5.00%, 8/01/17-8/01/20	32,380	36,767,270
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	5,000	5,407,650

		118,191,639

	Principal Amount (000)	U.S. $ Value
Massachusetts - 2.4%
City of Cambridge MA
Series 2015
5.00%, 2/15/18	$2,330	$2,572,530
Commonwealth of Massachusetts
Series 2013A
5.00%, 4/01/18	2,060	2,285,364
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	77,628,312
Series 2014C
5.00%, 8/01/20	1,045	1,224,562
AGM Series 2006C
0.68%, 11/01/19 (e)	1,815	1,859,014
NATL Series 2000E
0.12%, 12/01/30 (h)	7,750	7,272,569
NATL Series 2000F
0.12%, 12/01/30 (h)	6,700	6,287,260
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,215,978
Series 2014
5.00%, 6/15/20	7,170	8,383,236
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/15-7/01/17	8,515	8,840,694
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	3,448,916
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,745,008
University of Massachusetts Building Authority
AMBAC Series 20052
5.00%, 11/01/15 (Pre-refunded/ETM)	18,795	19,088,390

		152,851,833

Michigan - 5.0%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	23,193,863
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	45,310,977
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24-7/01/27	$54,305	$61,622,044
Michigan Finance Authority (Detroit City School District)
Series 2014E
2.85%, 8/20/15	1,400	1,402,366
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,550,626
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	94,115	98,409,467
Series 2012B
5.00%, 7/01/22	10,105	10,560,938
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,451,189
5.50%, 12/01/26-12/01/27	7,220	8,736,443
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2009I
5.00%, 10/15/15	6,290	6,373,091
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	13,201,217
Walled Lake Consolidated School District
Series 2015
4.00%, 5/01/17	6,070	6,397,416
5.00%, 5/01/20	4,635	5,318,941
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport)
Series 2010C
5.00%, 12/01/17	5,000	5,446,150
Wayne State University
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	16,069,629

		323,044,357

Minnesota - 0.9%
Southern Minnesota Municipal Power Agency
AMBAC Series 2002A
5.25%, 1/01/16	6,820	6,982,179
State of Minnesota
Series 2014A
5.00%, 8/01/17	13,830	15,034,593
Series 2014B
4.00%, 8/01/17	14,400	15,359,184
Series 2014E
3.00%, 8/01/16	7,365	7,569,158
4.00%, 8/01/17	12,610	13,449,952

		58,395,066

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/18-12/01/19	7,290	8,214,995

	Principal Amount (000)	U.S. $ Value
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	$2,630	$3,097,088

		11,312,083

Nevada - 3.7%
Clark County School District
Series 2008A
5.00%, 6/15/21	5,000	5,520,000
Series 2013B
5.00%, 6/15/17	6,780	7,320,637
Series 2015A
5.00%, 6/15/18	70,485	78,052,270
Series 2015B
5.00%, 6/15/22	17,785	20,874,254
AGM Series 2005C
5.00%, 12/15/15 (Pre-refunded/ETM)	22,380	22,856,023
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,231,960
County of Clark NV
Series 2015A
5.00%, 7/01/18	8,955	9,958,587
AMBAC Series 1992A
6.50%, 6/01/17	1,760	1,950,819
AMBAC Series 2006
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,101,937
5.00%, 11/01/16	16,010	16,949,627
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	9,556,965
AMBAC Series 2007
5.00%, 7/01/15-7/01/16	14,320	14,385,885
County of Clark NV (McCarran Intl Airport)
Series 2008A
5.25%, 7/01/17	16,695	18,117,915
Las Vegas Valley Water District
Series 2015B
4.00%, 12/01/18	4,240	4,639,111
State of Nevada
Series 2014A
5.00%, 4/01/21	15,215	17,829,546

		239,345,536

New Jersey - 4.4%
Garden State Preservation Trust
AGM Series 2005A
5.80%, 11/01/15 (Pre-refunded/ETM)	2,325	2,367,245
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008A
5.00%, 5/01/16	30,310	31,238,395
Series 2011E

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/20	$6,360	$6,912,175
5.50%, 9/01/21	1,360	1,507,166
Series 2011G
5.00%, 9/01/20	2,895	3,146,344
Series 2013
5.00%, 3/01/20	15,490	16,776,444
Series 2014P
5.00%, 6/15/20	1,425	1,547,465
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,446,851
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,575,334
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,279,795
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,213,019
5.50%, 1/01/26-1/01/27	2,000	2,295,450
New Jersey State Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,451,976
Series 2014A
5.00%, 1/01/27-1/01/29	75,920	86,456,247
Series 2014C
5.00%, 1/01/24	14,720	17,456,301
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,671,271
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	43,890	49,334,836
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A
5.25%, 12/15/20	3,730	4,107,066
Series 2011B
5.00%, 6/15/20	1,310	1,421,953
Series 2013A
5.00%, 6/15/20	3,960	4,302,223

		285,507,556

New Mexico - 0.1%
State of New Mexico Severance Tax Permanent Fund
Series 2010A
5.00%, 7/01/16	5,160	5,394,419

New York - 14.6%
City of New York NY
Series 2007C
5.00%, 1/01/16	10,370	10,611,206
Series 2007E
5.00%, 8/01/16	4,715	4,945,705
Series 2008B
5.00%, 9/01/15	10,000	10,080,800
Series 2008C

	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/16	$17,165	$18,050,542
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	20,584,695
Series 2010B
5.00%, 8/01/16-8/01/19	23,020	25,495,032
Series 2012A
5.00%, 10/01/16	10,090	10,649,995
Series 2012B
5.00%, 8/01/16	18,615	19,525,832
Series 2013B
5.00%, 8/01/19	34,575	39,437,282
Series 2013I
5.00%, 8/01/19	7,260	8,280,974
Series 2013J
5.00%, 8/01/16-8/01/20	19,535	22,038,196
Series 2014A
5.00%, 8/01/27	1,130	1,316,066
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/16-11/15/28	25,550	27,670,875
Series 2012E
5.00%, 11/15/24	6,055	7,097,550
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	64,898,096
Series 2012H
5.00%, 11/15/26	6,065	6,998,828
Series 2013B
5.00%, 11/15/26	9,505	10,961,546
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	9,479,416
Series 2014C
5.00%, 11/15/27	5,000	5,766,400
AGC Series 2003B
5.25%, 11/15/20	8,415	9,957,554
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,237,828
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	40,483,867
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,341,036
Series 2012A
5.00%, 8/01/25	12,345	14,455,378
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	65,370,634
Series 2012E
5.00%, 11/01/21	8,545	10,103,950
Series 2015C
5.00%, 11/01/18	2,090	2,347,655
New York State Dormitory Authority (City University of New York State Lease)
Series 2008A
5.00%, 7/01/15-7/01/16	24,900	25,581,484
Series 2008B
5.00%, 7/01/15	8,870	8,870,000

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	$25,150	$28,626,540
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	3,283,577
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	15,770,220
Series 2011E
5.00%, 8/15/21	3,880	4,597,567
Series 2012A
5.00%, 12/15/22	20,745	24,618,091
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	64,450,868
Series 2013A
5.00%, 2/15/20	4,635	5,370,343
Series 2014C
5.00%, 3/15/27	2,015	2,351,445
Series 2014E
5.00%, 2/15/17-2/15/27	9,580	10,834,887
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.125%, 10/01/36 (h)	11,425	10,403,571
XLCA Series 2004A
0.14%, 1/01/39 (h)	10,000	9,014,670
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	21,166,868
NATL Series 2005B
5.00%, 4/01/16	44,040	44,533,248
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,451,631
New York State Thruway Authority (New York State Thruway Authority Service Contract)
Series 2009
5.00%, 4/01/17-4/01/18	47,425	51,286,968
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	74,425,993
Series 2013D
5.00%, 3/15/23	32,000	38,107,840
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,776,754

		949,709,503

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.7%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/22 (Pre-refunded/ETM)	$1,720	$2,150,808
Series 2009B
5.00%, 1/01/17	1,020	1,083,005
Series 2012B
5.00%, 1/01/21	13,270	15,306,282
North Carolina Municipal Power Agency No 1
Series 2008A
5.25%, 1/01/16	20,000	20,463,600
Series 2008C
5.25%, 1/01/17	6,670	7,106,552

		46,110,247

Ohio - 3.2%
City of Cincinnati OH Water System Revenue
Series 2007A
5.00%, 12/01/15	5,780	5,892,594
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,298,099
City of Columbus OH
Series 20131
5.00%, 7/01/16-7/01/20	9,165	10,143,929
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (a)(b)	500	200,000
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	107,966,267
Hamilton County Convention Facilities Authority
Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,948,595
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	67,461,773
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,873,023
University of Toledo
Series 2010
5.00%, 6/01/21	2,610	2,962,141

		209,746,421

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/16-7/01/28	10,670	11,448,175
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	3,360	3,710,112

		15,158,287

Oregon - 0.5%
City of Portland OR Sewer System Revenue

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 8/01/22	$8,685	$10,350,436
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24	1,000	1,108,290
Port of Portland OR (Portland Intl Airport)
Series 2010 20C
5.00%, 7/01/23	1,405	1,585,556
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	18,535	21,169,208

		34,213,490

Pennsylvania - 4.6%
Allegheny County Airport Authority (Pittsburgh International Airport)
NATL Series 2001B
5.00%, 1/01/18	1,585	1,730,043
Central Bucks School District
NATL Series 2007
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,127,863
5.00%, 5/15/16	2,955	3,069,004
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	5,133,161
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	7,074,339
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	20,456,887
Series 2011A
5.00%, 6/15/16-6/15/19	6,300	6,900,077
Commonwealth of Pennsylvania
Series 2010A
5.00%, 2/15/17	4,220	4,502,656
Series 2014
5.00%, 6/15/17-7/01/17	25,140	27,111,939
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/16-7/01/19	28,850	31,709,020
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40 (c)	13,705	13,705,000
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	56,395,567
Pennsylvania Turnpike Commission

	Principal Amount (000)	U.S. $ Value
Series 2009B
5.00%, 6/01/16-6/01/20	$50,265	$54,927,471
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/15-9/01/20	35,680	39,248,451
5.125%, 9/01/22	9,080	10,404,954
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23-3/01/24	12,245	13,906,770

		298,403,202

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/19 (Pre-refunded/ETM)	10,315	11,993,560

Rhode Island - 0.6%
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	8,622,743
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,356,148
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,749,030
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,542,927
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,659,209

		39,930,057

South Carolina - 1.0%
Beaufort County School District/SC
Series 2015A
5.00%, 3/01/18	3,210	3,547,949
Greenville County School District (Greenville County School District Lease)
Series 2006
5.00%, 12/01/15	5,000	5,097,000
Newberry Investing IN Children’s Education
Series 2005
5.25%, 12/01/15 (Pre-refunded/ETM)	2,315	2,362,226
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,108,210
South Carolina State Public Service Authority
Series 2015A
5.00%, 12/01/24	4,490	5,342,426
Series 2015B
5.00%, 12/01/22-12/01/23	32,645	38,583,202

		63,041,013

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	$2,115	$2,402,090

Texas - 11.1%
Aldine Independent School District
Series 2013
5.00%, 2/15/17	4,945	5,287,738
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,855,661
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/31/15 (Pre-refunded/ETM)	1,000	1,121,790
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,533,640
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,315	1,417,728
Camino Real Regional Mobility Authority
Series 2008
5.00%, 8/15/15-2/15/21	34,860	35,784,675
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	22,287,847
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,528,018
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	4,358,942
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,419,086
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	2,090	2,307,339
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	6,884,608
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	29,220,539
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,580,175
City of San Antonio TX Water System Revenue
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,515,160
Series 2013E
5.00%, 5/15/25	3,000	3,539,040
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	6,437,657

	Principal Amount (000)	U.S. $ Value
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/21	$5,040	$5,535,230
Series 2009D
5.00%, 2/01/20	47,315	53,277,636
Clear Creek Independent School District
Series 2004A
5.00%, 2/15/16	1,280	1,317,248
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	20,679,260
Series 2014A
5.00%, 10/01/17	4,820	5,268,838
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	6,060,921
Dallas/Fort Worth International Airport
Series 2009A
5.00%, 11/01/15	6,415	6,511,802
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	20,300,878
Series 2014A
5.25%, 11/01/28	11,550	13,095,506
El Paso Independent School District
Series 2015
5.00%, 8/15/22	3,725	4,440,200
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	168,095	173,384,950
Houston Independent School District
Series 2014
5.00%, 2/15/17-2/15/18	29,205	31,803,921
Lower Colorado River Authority
AGM Series 1999A
5.875%, 5/15/16	2,325	2,382,776
North Texas Tollway Authority
Series 2014A
5.00%, 1/01/21-1/01/24	16,695	19,484,864
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/24	5,000	5,848,400
5.25%, 9/01/25-9/01/26	35,940	42,453,374
Retama Development Corp.
Series 1993
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,243,176
SA Energy Acquisition Public Facility Corp. (Goldman Sachs Group, Inc. (The))
Series 2007
5.25%, 8/01/15	1,880	1,886,749
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,755,519
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	47,335	55,627,364
Series 2014
4.00%, 10/01/17	5,400	5,778,432

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 10/01/21-10/01/22	$12,120	$14,407,392
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	1,160	1,175,335
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,000	2,223,660
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 7/01/17-1/01/18	28,250	29,342,163
Texas Transportation Commission State Highway Fund
Series 2007
5.00%, 4/01/16-4/01/24	18,250	19,172,160

		722,537,397

Utah - 0.1%
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,341,924

Virginia - 1.0%
County of Fairfax VA
Series 2012A
5.00%, 4/01/17	6,760	7,271,664
Series 2015C
3.00%, 10/01/16 (c)	13,490	13,861,785
4.00%, 10/01/17 (c)	25,985	27,893,598
5.00%, 10/01/18 (c)	13,855	15,613,754

		64,640,801

Washington - 6.2%
Chelan County Public Utility District No 1
Series 2011A
5.00%, 7/01/20	3,110	3,549,070
Series 2011B
5.00%, 7/01/21	5,000	5,766,050
5.25%, 7/01/22	3,670	4,269,972
City of Seattle WA
Series 2014
5.00%, 5/01/16-5/01/17	9,675	10,193,251
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	1,435	1,539,152
County of King WA
Series 2015
5.00%, 7/01/21-7/01/23	4,770	5,705,419
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23	4,415	5,132,349
Energy Northwest
AMBAC Series 2005A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/15 (Pre-refunded/ETM)	$2,315	$2,315,000
Energy Northwest (Bonneville Power Administration)
Series 2007A
5.00%, 7/01/16	5,450	5,698,684
Series 2007C
5.00%, 7/01/17	2,625	2,846,156
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	104,907,768
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,724,748
Grant County Public Utility District No 2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,911,996
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,271,148
Series 2010C
5.00%, 2/01/17	2,590	2,757,210
Snohomish County School District No 2 Everett
Series 2014
5.00%, 12/01/21	3,600	4,257,828
State of Washington
Series 2008C
5.00%, 1/01/17	3,225	3,435,109
Series 2009R
5.00%, 1/01/17	6,810	7,253,672
Series 2010R
5.00%, 7/01/20	6,370	7,433,917
Series 2012
5.00%, 7/01/22-7/01/23	27,935	33,143,662
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	26,893,936
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,421,250
Series 2012R-2013A
5.00%, 7/01/17	3,545	3,843,666
Series 2014
4.00%, 7/01/17	17,610	18,746,902
Series 2014R
5.00%, 7/01/17	5,180	5,616,415
Series 2015B
5.00%, 2/01/22	4,480	5,288,371
AGM Series 2006
5.00%, 7/01/15	5,405	5,405,000
AMBAC Series 2007C
5.00%, 1/01/16	7,770	7,951,507
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	42,894,875
Series 2013C
5.00%, 9/01/19	6,060	6,905,491
State of Washington COP
Series 2015
5.00%, 7/01/18	3,565	3,962,319
Washington Health Care Facilities Authority (MultiCare Health System)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	35,937,928

		402,979,821

	Principal Amount (000)	U.S. $ Value
Wisconsin - 0.8%
State of Wisconsin
Series 20141
5.00%, 5/01/16	$3,030	$3,146,443
Series 20142
5.00%, 5/01/17	23,330	25,157,905
Series 2014B
5.00%, 5/01/17	3,610	3,892,844
Wisconsin Department of Transportation
AGM Series 2005A
5.25%, 7/01/16	9,690	10,155,992
NATL Series 2007I
5.00%, 7/01/16-7/01/17	8,885	9,367,663
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,138,770

		52,859,617

Total Long-Term Municipal Bonds (cost $6,008,139,422)		6,172,452,972

Short-Term Municipal Notes - 1.5%
Alaska - 0.2%
City of Valdez AK (Exxon Mobil Corp.)
Series 1993B
0.01%, 12/01/33 (i)	5,700	5,700,000
Series 1993C
0.01%, 12/01/33 (i)	5,475	5,475,000

		11,175,000

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority (Yale University)
Series 2001V-1
0.01%, 7/01/36 (i)	8,260	8,260,000

Louisiana - 0.1%
City of Baton Rouge/Parish of East Baton Rouge LA (Exxon Mobil Corp.)
Series 1989
0.01%, 11/01/19 (i)	7,800	7,800,000

Mississippi - 0.3%
County of Jackson MS (Chevron Corp.)
Series 1993
0.01%, 6/01/23 (i)	12,500	12,500,000
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2007E
0.02%, 12/01/30 (i)	7,000	7,000,000

		19,500,000

	Principal Amount (000)	U.S. $ Value
Texas - 0.8%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.01%, 11/01/41 (i)	$33,800	$33,800,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.)
Series 2012
0.01%, 5/01/46 (i)	19,300	19,300,000

		53,100,000

Total Short-Term Municipal Notes (cost $99,835,000)		99,835,000

Total Municipal Obligations (cost $6,107,974,422)		6,272,287,972

CORPORATES - INVESTMENT GRADE - 2.5%
Financial Institutions - 2.1%
Banking - 2.1%
Bank of America Corp.
1.50%, 10/09/15	33,318	33,394,465
Capital One Bank USA NA
1.20%, 2/13/17	4,905	4,880,195
Citigroup, Inc.
4.587%, 12/15/15	14,497	14,743,072
JPMorgan Chase & Co.
0.793%, 3/01/18 (j)	2,000	1,992,562
1.35%, 2/15/17	41,328	41,364,079
3.15%, 7/05/16	3,950	4,029,988
Morgan Stanley
5.375%, 10/15/15	25,375	25,707,184
Series G
5.45%, 1/09/17	8,860	9,388,942

		135,500,487

Industrial - 0.4%
Communications - Telecommunications - 0.2%
Verizon Communications, Inc.
2.50%, 9/15/16	14,764	15,003,561

Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.736%, 6/15/16 (j)	10,000	10,004,620

		25,008,181

Total Corporates - Investment Grade (cost $160,133,133)		160,508,668

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit
0.01%, 7/01/15
(cost $83,076,320)	$83,076	$83,076,320

Total Investments - 100.5% (cost $6,351,183,875) (k)		6,515,872,960
Other assets less liabilities - (0.5)%		(33,875,689)

Net Assets - 100.0%		$6,481,997,271

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Variable rate coupon, rate shown as of June 30, 2015.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Fair valued by the Adviser.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of these securities amounted to $32,978,070 or 0.51% of net assets.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(k)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $209,517,179 and gross unrealized depreciation of investments was $(44,828,094), resulting in net unrealized appreciation of $164,689,085.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.0% and 2.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,128,638,590		$43,814,382	^	$6,172,452,972
Short-Term Municipal Notes		– 0	–	99,835,000		– 0	–	99,835,000
Corporates - Investment Grade		– 0	–	160,508,668		– 0	–	160,508,668
Short-Term Investments		– 0	–	83,076,320		– 0	–	83,076,320

Total Investments in Securities		– 0	–	6,472,058,578		43,814,382		6,515,872,960
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$6,472,058,578		$43,814,382		$6,515,872,960

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$33,238,346		$33,238,346
Accrued discounts/(premiums)	1,038,053		1,038,053
Realized gain (loss)	(292,154)		(292,154)
Change in unrealized appreciation/depreciation	(1,808,514)		(1,808,514)
Purchases	1,253,256		1,253,256
Sales	(7,125,763)		(7,125,763)
Transfers in to Level 3	17,511,158		17,511,158
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$43,814,382		$43,814,382	+

Net change in unrealized appreciation/depreciationfrom Investments held as of 6/30/15	$(2,405,241)		$(2,405,241)

^	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.0%
Information Technology - 12.9%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	414,460	$4,923,785
BYD Electronic International Co., Ltd. (a)	412,500	557,794
F5 Networks, Inc. (a)	20,500	2,467,175
Finisar Corp. (a)	18,260	326,306
Palo Alto Networks, Inc. (a)	2,849	497,720
Polycom, Inc. (a)	19,210	219,762
VTech Holdings Ltd.	31,000	409,539

		9,402,081

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	125,850	7,295,524
Arrow Electronics, Inc. (a)	6,650	371,070
Avnet, Inc.	10,870	446,866
CDW Corp./DE	11,100	380,508
Celestica, Inc. (a)	15,990	186,124
Delta Electronics, Inc.	43,000	219,982
Insight Enterprises, Inc. (a)	6,080	181,853
Ju Teng International Holdings Ltd.	198,000	95,787
Keysight Technologies, Inc. (a)	9,720	303,167
Largan Precision Co., Ltd.	3,000	342,452
Samsung Electro-Mechanics Co., Ltd.	2,180	99,714
TTM Technologies, Inc. (a)	24,750	247,253
Vishay Intertechnology, Inc.	32,650	381,352
Zebra Technologies Corp.-Class A (a)	4,622	513,273

		11,064,925

Internet Software & Services - 2.2%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,881	154,750
Baidu, Inc. (Sponsored ADR) (a)	15,090	3,004,117
CoStar Group, Inc. (a)	2,950	593,717
eBay, Inc. (a)	146,836	8,845,401
Facebook, Inc.-Class A (a)	144,205	12,367,742
Google, Inc.-Class A (a)	11,100	5,994,444
Google, Inc.-Class C (a)	18,249	9,498,787
GrubHub, Inc. (a)	6,868	233,993
HomeAway, Inc. (a)	9,432	293,524
Just Dial Ltd.	8,398	166,859
Pandora Media, Inc. (a)	13,650	212,121
Tencent Holdings Ltd.	106,300	2,127,003

		43,492,458

IT Services - 2.0%
Amadeus IT Holding SA-Class A	22,620	902,995
Amdocs Ltd.	128,816	7,032,065
Booz Allen Hamilton Holding Corp.	16,560	417,975
CGI Group, Inc.-Class A (a)	14,560	569,460
Fiserv, Inc. (a)	68,400	5,665,572
Genpact Ltd. (a)	13,340	284,542

Company	Shares	U.S. $ Value
HCL Technologies Ltd.	72,030	$1,040,748
Obic Co., Ltd.	26,700	1,190,358
QIWI PLC (Sponsored ADR)	2,488	69,788
Tata Consultancy Services Ltd.	33,780	1,355,338
Vantiv, Inc.-Class A (a)	11,677	445,945
VeriFone Systems, Inc. (a)	8,974	304,757
Visa, Inc.-Class A	219,200	14,719,280
Xerox Corp.	541,800	5,764,752

		39,763,575

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	43,270	103,848
Advanced Semiconductor Engineering, Inc.	856,000	1,159,799
Advanced Semiconductor Engineering, Inc. (ADR)	47,410	312,906
Applied Materials, Inc.	477,519	9,177,915
Cavium, Inc. (a)	4,663	320,861
Fairchild Semiconductor International, Inc. (a)	25,890	449,968
Hua Hong Semiconductor Ltd. (a)(b)	149,000	197,217
Infineon Technologies AG	109,240	1,355,624
Intel Corp.	287,649	8,748,844
Intersil Corp.-Class A	14,121	176,654
Kinsus Interconnect Technology Corp.	106,000	290,459
Lam Research Corp.	4,100	333,535
Mellanox Technologies Ltd. (a)	5,330	258,985
Novatek Microelectronics Corp.	306,000	1,475,953
ON Semiconductor Corp. (a)	38,278	447,470
SCREEN Holdings Co., Ltd.	317,000	1,994,947
SK Hynix, Inc.	7,550	286,156
Sumco Corp.	143,100	1,789,753
Taiwan Semiconductor Manufacturing Co., Ltd.	340,000	1,546,530
Tokyo Electron Ltd.	39,200	2,491,436

		32,918,860

Software - 3.2%
ANSYS, Inc. (a)	105,800	9,653,192
Aspen Technology, Inc. (a)	6,893	313,976
Barracuda Networks, Inc. (a)	10,688	423,459
Cadence Design Systems, Inc. (a)	27,227	535,283
Constellation Software, Inc./Canada	1,170	464,497
Dassault Systemes	38,070	2,763,659
Electronic Arts, Inc. (a)	221,546	14,732,809
Guidewire Software, Inc. (a)	6,820	360,983
Microsoft Corp. (c)	460,690	20,339,463
Mobileye NV (a)	76,210	4,052,086
NetSuite, Inc. (a)	3,823	350,760
NICE-Systems Ltd.	12,863	816,952
Oracle Corp.	70,306	2,833,332
Oracle Corp. Japan	28,000	1,170,560
Sage Group PLC (The)	37,170	299,201
SAP SE	6,087	426,554
ServiceNow, Inc. (a)	45,637	3,391,285
SolarWinds, Inc. (a)	11,184	515,918
Tableau Software, Inc.-Class A (a)	3,959	456,473
Take-Two Interactive Software, Inc. (a)	10,154	279,946

Company	Shares	U.S. $ Value
Ultimate Software Group, Inc. (The) (a)	2,542	$417,752

		64,598,140

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc. (c)	285,047	35,752,020
Asustek Computer, Inc.	40,000	389,559
Casetek Holdings Ltd.	36,000	222,692
Catcher Technology Co., Ltd.	143,000	1,787,786
EMC Corp./MA	212,400	5,605,236
Hewlett-Packard Co.	420,000	12,604,200
Lenovo Group Ltd.	136,000	188,029
NCR Corp. (a)	15,520	467,152
Samsung Electronics Co., Ltd.	1,130	1,282,081
Samsung Electronics Co., Ltd. (GDR) (b)	1,640	726,573
Samsung Electronics Co., Ltd. (GDR) (London) (b)	740	422,170
Samsung Electronics Co., Ltd. (Preference Shares)	60	53,323

		59,500,821

		260,740,860

Consumer Discretionary - 11.6%
Auto Components - 0.7%
Aisin Seiki Co., Ltd.	48,300	2,053,679
Continental AG	9,020	2,135,731
Dana Holding Corp.	18,370	378,055
Hankook Tire Co., Ltd.	22,922	862,062
Lear Corp.	3,540	397,400
Magna International, Inc. (New York)-Class A	34,130	1,914,352
Nokian Renkaat Oyj	38,580	1,208,727
Plastic Omnium SA	30,360	776,672
Sumitomo Electric Industries Ltd.	165,200	2,556,857
Tenneco, Inc. (a)	6,540	375,658
Valeo SA	12,190	1,928,250

		14,587,443

Automobiles - 1.2%
Chongqing Changan Automobile Co., Ltd.-Class B	60,800	155,269
Ford Motor Co.	756,800	11,359,568
Great Wall Motor Co., Ltd.-Class H (d)(e)	32,000	156,872
Honda Motor Co., Ltd.	94,800	3,063,920
Kia Motors Corp.	5,560	225,569
Peugeot SA (a)	101,230	2,087,547
Tata Motors Ltd. (Sponsored ADR)	8,082	278,587
Tata Motors Ltd.-Class A	45,757	187,022
Thor Industries, Inc.	3,390	190,789
Toyota Motor Corp.	88,500	5,922,178

		23,627,321

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	8,449	488,352
Estacio Participacoes SA	228,400	1,322,312
Grand Canyon Education, Inc. (a)	10,192	432,141
Kroton Educacional SA	390,800	1,494,520

Company	Shares	U.S. $ Value
New Oriental Education & Technology Group, Inc. (ADR) (a)	14,841	$363,901
TAL Education Group (Sponsored ADR) (a)	59,856	2,112,917

		6,214,143

Hotels, Restaurants & Leisure - 1.3%
Betfair Group PLC	12,130	458,683
Bloomin’ Brands, Inc.	18,940	404,369
Buffalo Wild Wings, Inc. (a)	1,380	216,232
Habit Restaurants, Inc. (The) (a)	9,828	307,518
Melco International Development Ltd.	636,000	899,562
Merlin Entertainments PLC (b)	307,288	2,060,936
NagaCorp Ltd.	162,000	119,894
Norwegian Cruise Line Holdings Ltd. (a)	7,554	423,326
Oriental Land Co., Ltd./Japan	5,000	318,946
Sodexo SA	36,270	3,452,822
Starbucks Corp.	301,186	16,148,087
Tabcorp Holdings Ltd.	136,728	479,265
Tatts Group Ltd.	104,724	300,270
Wyndham Worldwide Corp.	4,956	405,946
Yum! Brands, Inc.	13,940	1,255,715

		27,251,571

Household Durables - 0.1%
Even Construtora e Incorporadora SA	65,100	69,097
Hanssem Co., Ltd.	549	138,233
Helen of Troy Ltd. (a)	3,040	296,370
Meritage Homes Corp. (a)	8,680	408,741
PulteGroup, Inc.	11,600	233,740
Skyworth Digital Holdings Ltd.	480,000	427,321
Tempur Sealy International, Inc. (a)	7,203	474,678

		2,048,180

Internet & Catalog Retail - 0.5%
JD.com, Inc. (ADR) (a)	7,379	251,624
Priceline Group, Inc. (The) (a)	7,286	8,388,882
Vipshop Holdings Ltd. (ADR) (a)	20,180	449,005

		9,089,511

Media - 2.5%
AMC Networks, Inc.-Class A (a)	5,949	486,926
Cineplex, Inc.	7,760	292,134
Comcast Corp.-Class A	197,519	11,878,793
CTS Eventim AG & Co. KGaA	20,335	741,438
Liberty Global PLC-Class A (a)	5,043	272,675
Liberty Global PLC-Series C (a)	60,542	3,065,241
Naspers Ltd.-Class N	3,450	536,490
Reed Elsevier PLC	75,300	1,223,676
Sky PLC	35,090	571,533
Smiles SA	10,600	179,638
Surya Citra Media Tbk PT	369,500	79,521
Thomson Reuters Corp.	22,190	844,961
Time Warner, Inc.	118,489	10,357,123
Vivendi SA	86,864	2,202,574
Walt Disney Co. (The) (c)	141,435	16,143,391

Company	Shares	U.S. $ Value
Wolters Kluwer NV	30,400	$904,818
WPP PLC	34,110	765,639

		50,546,571

Multiline Retail - 1.4%
B&M European Value Retail SA	564,572	3,041,810
Big Lots, Inc.	10,450	470,145
Dillard’s, Inc.-Class A	2,780	292,428
Dollar General Corp.	155,538	12,091,524
Kohl’s Corp.	146,547	9,175,308
Matahari Department Store Tbk PT	199,500	247,260
Next PLC	8,970	1,049,865
Poundland Group PLC	236,250	1,200,115

		27,568,455

Specialty Retail - 2.5%
AutoZone, Inc. (a)	9,900	6,602,310
Caleres, Inc.	9,760	310,173
Children’s Place, Inc. (The)	6,920	452,637
Five Below, Inc. (a)	10,670	421,785
Foschini Group Ltd. (The)	14,772	193,102
GameStop Corp.-Class A	161,840	6,952,646
Home Depot, Inc. (The)	131,300	14,591,369
L Brands, Inc.	40,512	3,473,094
L’Occitane International SA	20,250	57,734
Lithia Motors, Inc.-Class A	1,829	206,970
Luk Fook Holdings International Ltd.	39,000	114,846
Office Depot, Inc. (a)	599,811	5,194,363
Pier 1 Imports, Inc.	19,160	241,991
Ross Stores, Inc.	109,312	5,313,656
Select Comfort Corp. (a)	13,488	405,584
Sports Direct International PLC (a)	266,885	3,009,099
Tractor Supply Co.	5,653	508,431
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,866	597,104
WH Smith PLC	18,870	452,536
Yamada Denki Co., Ltd.	373,500	1,494,104

		50,593,534

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	45,689	3,713,502
Cie Financiere Richemont SA (Johannesburg)	68,649	559,870
Crocs, Inc. (a)	25,920	381,283
Eclat Textile Co., Ltd.	55,880	916,894
Global Brands Group Holding Ltd. (a)	1,828,000	379,451
HUGO BOSS AG	14,081	1,574,201
NIKE, Inc.-Class B	109,300	11,806,586
Pacific Textiles Holdings Ltd.	268,000	428,714
Samsonite International SA	620,900	2,135,705
Titan Co., Ltd.	39,905	228,412
Under Armour, Inc.-Class A (a)	4,153	346,526
Yue Yuen Industrial Holdings Ltd.	206,000	686,395

		23,157,539

		234,684,268

Company	Shares	U.S. $ Value
Financials - 9.5%
Banks - 4.0%
Associated Banc-Corp	15,630	$316,820
Australia & New Zealand Banking Group Ltd.	33,500	831,375
Axis Bank Ltd.	41,910	366,769
Banco Bradesco SA (Preference Shares)	9,720	89,100
Banco Davivienda SA (Preference Shares)	16,960	174,078
Banco do Brasil SA	36,400	284,260
Banco Macro SA (ADR)	2,730	124,488
Bangkok Bank PCL (NVDR)	42,600	224,042
Bank Hapoalim BM	266,940	1,436,658
Bank Mandiri Persero Tbk PT	385,000	289,416
Bank of America Corp.	699,700	11,908,894
Bank of Baroda	103,280	233,791
Bank of China Ltd.-Class H	1,853,000	1,204,948
Bank of Communications Co., Ltd.-Class H	480,000	499,622
Bank of Queensland Ltd.	222,486	2,189,141
BOC Hong Kong Holdings Ltd.	286,000	1,194,031
China CITIC Bank Corp. Ltd.-Class H (a)	266,000	211,790
China Construction Bank Corp.-Class H	1,775,000	1,621,363
China Development Financial Holding Corp.	196,000	74,267
China Merchants Bank Co., Ltd.-Class H	189,500	552,868
Comerica, Inc.	7,950	407,994
Credicorp Ltd.	2,760	383,419
Danske Bank A/S	96,560	2,838,573
DBS Group Holdings Ltd.	43,700	670,517
DGB Financial Group, Inc.	33,284	348,572
FinecoBank Banca Fineco SpA	62,741	464,713
First Niagara Financial Group, Inc.	26,120	246,573
First Republic Bank/CA	6,144	387,256
Hang Seng Bank Ltd.	15,700	306,636
HDFC Bank Ltd. (ADR)	9,000	544,770
Huntington Bancshares, Inc./OH	38,960	440,638
Iberiabank Corp.	5,147	351,180
ICICI Bank Ltd.	36,100	175,185
ICICI Bank Ltd. (Sponsored ADR)	12,050	125,561
Industrial & Commercial Bank of China Ltd.-Class H	681,000	539,514
ING Groep NV	184,180	3,058,376
Itausa - Investimentos Itau SA (Preference Shares)	95,040	272,364
Kasikornbank PCL (NVDR)	25,500	142,264
KB Financial Group, Inc.	25,330	836,596
Komercni banka AS	1,770	392,370
Mitsubishi UFJ Financial Group, Inc.	644,100	4,633,953
Punjab National Bank	14,900	32,559
Resona Holdings, Inc.	145,800	795,212
Seven Bank Ltd.	474,200	2,195,171
Shinhan Financial Group Co., Ltd.	19,030	708,333
Signature Bank/New York NY (a)	3,409	499,043
State Bank of India	19,900	82,078
Susquehanna Bancshares, Inc.	23,000	324,760
SVB Financial Group (a)	3,159	454,833
Synovus Financial Corp.	9,210	283,852
Texas Capital Bancshares, Inc. (a)	3,750	233,400
Toronto-Dominion Bank (The)	7,190	305,330
UniCredit SpA	258,560	1,737,748
US Bancorp/MN	245,004	10,633,174
Webster Financial Corp.	7,770	307,303
Wells Fargo & Co.	354,100	19,914,584

Company	Shares	U.S. $ Value
Zions Bancorporation	16,240	$515,376

		80,417,501

Capital Markets – 0.5%
Affiliated Managers Group, Inc. (a)	1,575	344,295
E*TRADE Financial Corp. (a)	10,860	325,257
Goldman Sachs Group, Inc. (The)	11,837	2,471,447
Haitong Securities Co., Ltd.-Class H	24,400	64,513
Lazard Ltd.-Class A	8,821	496,093
Partners Group Holding AG	3,990	1,192,561
Stifel Financial Corp. (a)	6,181	356,891
UBS Group AG	260,041	5,517,154

		10,768,211

Consumer Finance – 1.0%
Capital One Financial Corp.	120,200	10,573,994
Discover Financial Services	169,598	9,772,237
Muthoot Finance Ltd.	20,075	63,286
Shriram Transport Finance Co., Ltd.	12,600	168,377
SLM Corp. (a)	31,030	306,266

		20,884,160

Diversified Financial Services – 0.2%
Challenger Ltd./Australia	216,950	1,124,581
Cielo SA	10,020	141,223
ORIX Corp.	158,400	2,352,156
Power Finance Corp. Ltd.	45,340	181,809
Premium Leisure Corp.	6,897,800	180,240

		3,980,009

Insurance – 3.2%
Admiral Group PLC	162,520	3,541,358
AIA Group Ltd.	953,000	6,206,784
Allstate Corp. (The)	240,109	15,575,871
American Financial Group, Inc./OH	7,380	479,995
American International Group, Inc.	199,958	12,361,404
Aon PLC	98,000	9,768,640
Aspen Insurance Holdings Ltd.	9,530	456,487
Assicurazioni Generali SpA	132,571	2,389,429
BB Seguridade Participacoes SA	49,000	537,422
CNO Financial Group, Inc.	27,490	504,442
Direct Line Insurance Group PLC	197,294	1,040,975
Euler Hermes Group	5,897	592,880
First American Financial Corp.	11,150	414,892
Hanover Insurance Group, Inc. (The)	6,090	450,843
Intact Financial Corp.	4,080	283,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	2,170	384,728
New China Life Insurance Co., Ltd.-Class H	33,400	199,698
NN Group NV	45,050	1,268,710
Ping An Insurance Group Co. of China Ltd.-Class H	18,000	242,223
Prudential PLC	189,730	4,572,405
Sampo Oyj-Class A	6,560	309,153
StanCorp Financial Group, Inc.	5,540	418,879
Topdanmark A/S (a)	20,910	560,542
Tryg A/S	44,850	935,121

Company	Shares	U.S. $ Value
Validus Holdings Ltd.	9,670	$425,383

		63,921,773

Real Estate Investment Trusts (REITs) - 0.1%
DDR Corp.	15,970	246,896
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	137,700	141,795
Gramercy Property Trust, Inc.	8,960	209,395
LTC Properties, Inc.	9,150	380,640
Mid-America Apartment Communities, Inc.	3,420	249,010
RLJ Lodging Trust	7,590	226,030
STAG Industrial, Inc.	9,100	182,000

		1,635,766

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	1,297,000	1,072,203
China Overseas Land & Investment Ltd.	84,000	296,771
China Resources Land Ltd.	64,000	207,126
CIFI Holdings Group Co., Ltd.	1,054,000	277,385
Daito Trust Construction Co., Ltd.	3,300	341,535
Global Logistic Properties Ltd.	2,041,000	3,831,503
Grupo GICSA SA de CV (a)	191,800	198,054
Huaku Development Co., Ltd.	21,000	45,585
Kaisa Group Holdings Ltd. (a)(d)(e)	204,000	41,055
KWG Property Holding Ltd.	525,000	441,055
Sunac China Holdings Ltd.	290,000	317,134

		7,069,406

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	14,819	405,300
Housing Development Finance Corp., Ltd.	149,520	3,045,015
LIC Housing Finance Ltd.	19,440	137,524

		3,587,839

		192,264,665

Health Care - 8.5%
Biotechnology - 1.6%
Achillion Pharmaceuticals, Inc. (a)	11,580	102,599
Agios Pharmaceuticals, Inc. (a)	955	106,139
Alder Biopharmaceuticals, Inc. (a)	4,251	225,176
Biogen, Inc. (a)	30,100	12,158,594
CSL Ltd.	18,280	1,218,661
Dyax Corp. (a)	7,490	198,485
Gilead Sciences, Inc.	140,900	16,496,572
Isis Pharmaceuticals, Inc. (a)	2,830	162,867
KYTHERA Biopharmaceuticals, Inc. (a)	2,348	176,828
Medivation, Inc. (a)	3,261	372,406
PTC Therapeutics, Inc. (a)	2,264	108,966
Puma Biotechnology, Inc. (a)	1,211	141,384
Receptos, Inc. (a)	1,719	326,696
Sage Therapeutics, Inc. (a)	2,198	160,454
TESARO, Inc. (a)	3,090	181,661

		32,137,488

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	6,971	$437,151
Cochlear Ltd.	5,160	318,880
DBV Technologies SA (Sponsored ADR) (a)	4,618	137,524
DexCom, Inc. (a)	7,376	589,932
Essilor International SA	5,280	632,546
HeartWare International, Inc. (a)	3,586	260,666
Intuitive Surgical, Inc. (a)	16,059	7,780,586
Medtronic PLC	95,555	7,080,626
Nevro Corp. (a)	4,164	223,815
Sartorius AG (Preference Shares)	3,803	706,982
Sirona Dental Systems, Inc. (a)	4,245	426,283

		18,594,991

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	8,390	657,189
Aetna, Inc.	97,663	12,448,126
Anthem, Inc.	88,426	14,514,244
Bangkok Dusit Medical Services PCL-Class F	43,000	25,080
Envision Healthcare Holdings, Inc. (a)	9,556	377,271
LifePoint Health, Inc. (a)	5,100	443,445
McKesson Corp.	33,693	7,574,523
Molina Healthcare, Inc. (a)	4,240	298,072
Premier, Inc.-Class A (a)	9,766	375,600
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	136,300	379,267
Sonic Healthcare Ltd.	83,900	1,381,554
UnitedHealth Group, Inc.	38,053	4,642,466
WellCare Health Plans, Inc. (a)	5,060	429,240

		43,546,077

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	17,233	5,246,669
ICON PLC (a)	4,952	333,270
Quintiles Transnational Holdings, Inc. (a)	102,100	7,413,481

		12,993,420

Pharmaceuticals - 3.2%
Akorn, Inc. (a)	2,712	118,406
Allergan PLC (a)	32,600	9,892,796
Aspen Pharmacare Holdings Ltd. (a)	24,510	724,820
Astellas Pharma, Inc.	65,800	937,376
GlaxoSmithKline PLC	201,521	4,190,012
GW Pharmaceuticals PLC (ADR) (a)	1,429	175,538
Jazz Pharmaceuticals PLC (a)	1,672	294,389
Johnson & Johnson	129,900	12,660,054
Lupin Ltd.	5,776	170,290
Merck & Co., Inc.	75,616	4,304,819
Novartis AG (REG)	19,710	1,938,684
Novo Nordisk A/S-Class B	54,661	2,999,515
Pfizer, Inc.	448,402	15,034,919
Recordati SpA	36,080	756,721
Roche Holding AG	21,475	6,021,406
Sanofi	3,120	308,661

Company	Shares	U.S. $ Value
Shionogi & Co., Ltd.	31,900	$1,236,228
Sun Pharmaceutical Industries Ltd.	76,450	1,050,947
Tetraphase Pharmaceuticals, Inc. (a)	3,213	152,425
Teva Pharmaceutical Industries Ltd.	8,350	494,136

		63,462,142

		170,734,118

Industrials - 6.5%
Aerospace & Defense - 2.3%
Airbus Group SE	50,000	3,256,865
Hexcel Corp.	12,141	603,893
L-3 Communications Holdings, Inc.	74,204	8,413,249
Northrop Grumman Corp.	70,625	11,203,244
Raytheon Co.	96,700	9,252,256
Safran SA	23,280	1,582,094
Spirit AeroSystems Holdings, Inc.-Class A (a)	7,460	411,121
TransDigm Group, Inc. (a)	2,187	491,353
United Technologies Corp.	56,142	6,227,832
Zodiac Aerospace	124,289	4,048,560

		45,490,467

Air Freight & Logistics - 0.1%
bpost SA	34,420	946,553
Expeditors International of Washington, Inc.	8,078	372,436
Oesterreichische Post AG	8,718	401,065

		1,720,054

Airlines - 0.7%
China Eastern Airlines Corp., Ltd.-Class H (a)	194,000	162,077
China Southern Airlines Co., Ltd.-Class H	148,000	173,370
Delta Air Lines, Inc.	170,292	6,995,595
International Consolidated Airlines Group SA (a)	389,160	3,024,201
Japan Airlines Co., Ltd.	18,800	655,169
Qantas Airways Ltd. (a)	685,840	1,666,580
Ryanair Holdings PLC (Sponsored ADR)	11,070	789,845
Turk Hava Yollari AO (a)	63,615	208,816

		13,675,653

Building Products - 0.0%
Assa Abloy AB	44,220	832,477

Commercial Services & Supplies - 0.4%
APR Energy PLC	137,724	242,907
Babcock International Group PLC	245,253	4,155,183
Berendsen PLC	20,020	320,478
Park24 Co., Ltd.	41,800	715,594
Regus PLC	636,261	2,606,970

		8,041,132

Construction & Engineering - 0.1%
AECOM (a)	12,762	422,167
China Machinery Engineering Corp.-Class H	16,000	17,228
China Railway Group Ltd.-Class H	261,000	282,721
Daelim Industrial Co., Ltd.	6,730	494,028
EMCOR Group, Inc.	8,280	395,536
Granite Construction, Inc.	10,430	370,369

Company	Shares	U.S. $ Value
Hyundai Engineering & Construction Co., Ltd.	3,360	$123,437
IRB Infrastructure Developers Ltd.	54,180	197,223
Tutor Perini Corp. (a)	12,970	279,893

		2,582,602

Electrical Equipment - 0.1%
AMETEK, Inc.	7,096	388,719
General Cable Corp.	10,700	211,111
Regal Beloit Corp.	5,750	417,392

		1,017,222

Industrial Conglomerates - 0.6%
Bidvest Group Ltd. (The)	8,550	216,343
Carlisle Cos., Inc.	5,229	523,527
Danaher Corp. (c)	126,456	10,823,369
SM Investments Corp.	11,133	220,923

		11,784,162

Machinery - 0.7%
Hoshizaki Electric Co., Ltd.	3,200	188,222
IDEX Corp.	6,518	512,185
ITT Corp.	217,446	9,097,941
JTEKT Corp.	108,800	2,057,454
Lincoln Electric Holdings, Inc.	6,692	407,476
Middleby Corp. (The) (a)	6,306	707,722
Oshkosh Corp.	7,780	329,716
Terex Corp.	11,820	274,815
Valmont Industries, Inc.	2,485	295,392
Wabtec Corp./DE	2,314	218,071

		14,088,994

Marine - 0.1%
Kirby Corp. (a)	5,126	392,959
Nippon Yusen KK	924,000	2,572,466

		2,965,425

Professional Services - 0.6%
51job, Inc. (ADR) (a)	7,442	247,372
Bureau Veritas SA	159,612	3,679,369
Capita PLC	205,046	3,984,170
Robert Half International, Inc.	11,088	615,384
Teleperformance	59,701	4,217,757

		12,744,052

Road & Rail - 0.6%
CAR, Inc. (a)	246,000	521,536
Central Japan Railway Co.	21,300	3,843,682
Con-way, Inc.	6,340	243,266
Genesee & Wyoming, Inc.-Class A (a)	5,041	384,023
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	18,928	89,902
Ryder System, Inc.	3,990	348,606
Union Pacific Corp.	67,700	6,456,549

		11,887,564

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.2%
Brenntag AG	43,130	$2,474,859
Bunzl PLC	32,830	895,584
MRC Global, Inc. (a)	15,040	232,218
United Rentals, Inc. (a)	4,880	427,585
Watsco, Inc.	2,600	321,724
WESCO International, Inc. (a)	5,700	391,248

		4,743,218

		131,573,022

Consumer Staples - 5.8%
Beverages - 1.6%
Anheuser-Busch InBev NV	7,650	920,603
Dr Pepper Snapple Group, Inc.	129,500	9,440,550
Heineken NV	10,970	834,020
Monster Beverage Corp. (a)	56,881	7,623,192
PepsiCo, Inc.	133,308	12,442,969

		31,261,334

Food & Staples Retailing - 2.0%
7-Eleven Malaysia Holdings Bhd	169,524	71,889
Alimentation Couche-Tard, Inc.-Class B	11,569	494,901
Bizim Toptan Satis Magazalari AS	3,460	16,581
Costco Wholesale Corp.	62,100	8,387,226
CP ALL PCL	530,100	725,885
CVS Health Corp.	157,681	16,537,583
Delhaize Group SA	27,790	2,260,363
Diplomat Pharmacy, Inc. (a)	8,797	393,666
Koninklijke Ahold NV	15,169	284,762
Kroger Co. (The)	101,020	7,324,960
Lawson, Inc.	4,400	301,097
Lenta Ltd. (GDR) (a)(b)	93,614	698,214
Magnit PJSC (Sponsored GDR) (b)	10,200	567,688
Olam International Ltd.	867,038	1,209,922
Sprouts Farmers Market, Inc. (a)	7,421	200,219
Sugi Holdings Co., Ltd.	5,400	275,503
X5 Retail Group NV (GDR) (a)(b)	20,600	342,887

		40,093,346

Food Products - 0.5%
Dean Foods Co.	25,005	404,331
Gruma SAB de CV-Class B	9,800	126,416
Ingredion, Inc.	5,520	440,551
JBS SA	42,400	223,108
Mead Johnson Nutrition Co.-Class A	78,300	7,064,226
MHP SA (GDR) (b)	5,900	59,590
Nestle SA (REG)	16,590	1,196,979
Unilever PLC	13,973	599,988
Universal Robina Corp.	16,370	70,388
WH Group Ltd. (a)(b)	328,000	223,663

		10,409,240

Household Products - 0.3%
Henkel AG & Co. KGaA	9,233	880,420
Kimberly-Clark Corp.	36,138	3,829,544

Company	Shares	U.S. $ Value
Reckitt Benckiser Group PLC	15,509	$1,337,407

		6,047,371

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	91,900	7,964,054
Kao Corp.	21,300	990,598
L’Oreal SA	6,950	1,243,500

		10,198,152

Tobacco - 0.9%
Altria Group, Inc.	125,244	6,125,684
British American Tobacco PLC	127,120	6,844,458
Imperial Tobacco Group PLC	66,230	3,189,782
ITC Ltd.	48,490	240,287
Japan Tobacco, Inc.	56,700	2,015,644

		18,415,855

		116,425,298

Materials - 3.4%
Chemicals - 2.4%
A. Schulman, Inc.	8,580	375,117
Arkema SA	19,798	1,431,149
CF Industries Holdings, Inc.	165,260	10,622,913
Croda International PLC	14,760	638,209
Essentra PLC	366,532	5,716,063
Fufeng Group Ltd.	53,600	39,770
Givaudan SA (REG) (a)	350	605,957
Huntsman Corp.	12,980	286,469
Hyosung Corp.	4,300	553,700
JSR Corp.	121,300	2,141,345
Koninklijke DSM NV	26,947	1,564,548
LG Chem Ltd.	650	162,101
LyondellBasell Industries NV-Class A	108,288	11,209,974
PolyOne Corp.	12,874	504,274
Sherwin-Williams Co. (The)	43,396	11,934,768

		47,786,357

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	17,592	86,163
Grasim Industries Ltd. (GDR) (b)	2,307	122,434
Martin Marietta Materials, Inc.	1,672	236,605
West China Cement Ltd.	592,000	115,146

		560,348

Containers & Packaging - 0.9%
Amcor Ltd./Australia	29,220	308,782
Avery Dennison Corp.	4,940	301,044
Ball Corp.	144,886	10,163,753
Graphic Packaging Holding Co.	17,690	246,422
Sealed Air Corp.	118,430	6,084,933

		17,104,934

Metals & Mining - 0.0%
KGHM Polska Miedz SA	1,620	45,887
Koza Altin Isletmeleri AS	16,730	177,007
MMC Norilsk Nickel PJSC (ADR)	6,520	109,992

Company	Shares	U.S. $ Value
Novolipetsk Steel OJSC (GDR) (b)	9,930	$132,069
Steel Dynamics, Inc.	12,870	266,602

		731,557

Paper & Forest Products - 0.1%
Mondi PLC	74,510	1,604,145
Nine Dragons Paper Holdings Ltd.	261,000	227,002
Sappi Ltd. (a)	56,041	198,764

		2,029,911

		68,213,107

Energy - 2.5%
Energy Equipment & Services - 0.4%
FMC Technologies, Inc. (a)	4,029	167,163
Oceaneering International, Inc.	5,281	246,042
Schlumberger Ltd. (c)	85,100	7,334,769
Superior Energy Services, Inc.	7,055	148,437

		7,896,411

Oil, Gas & Consumable Fuels - 2.1%
BG Group PLC	190,468	3,172,206
Bill Barrett Corp. (a)	17,540	150,669
Concho Resources, Inc. (a)	1,181	134,469
Gazprom OAO (Sponsored ADR)	39,860	210,062
Hess Corp.	182,706	12,219,377
JX Holdings, Inc.	846,200	3,648,263
KazMunaiGas Exploration Production JSC (GDR) (b)	10,250	101,515
Laredo Petroleum, Inc. (a)	14,748	185,530
Lukoil OAO (London) (Sponsored ADR)	17,040	765,266
Murphy Oil Corp.	74,643	3,102,910
Petroleo Brasileiro SA (Sponsored ADR) (a)	186,963	1,525,618
Petronet LNG Ltd.	90,460	265,084
Rosetta Resources, Inc. (a)	18,860	436,420
Royal Dutch Shell PLC-Class B	18,649	530,946
SM Energy Co.	85,404	3,938,833
Tatneft OAO (Sponsored ADR)	8,890	284,302
TOTAL SA	60,280	2,956,791
Valero Energy Corp.	150,862	9,443,961

		43,072,222

		50,968,633

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	707,421	1,204,718
BT Group PLC	345,790	2,448,657
China Telecom Corp., Ltd.-Class H	780,000	456,846
Nippon Telegraph & Telephone Corp.	104,400	3,780,923
Proximus	14,190	502,140
Singapore Telecommunications Ltd.	261,000	819,308
Telefonica Brasil SA (Preference Shares)	109,648	1,536,222
Telenor ASA	51,380	1,126,498
Telstra Corp., Ltd.	102,180	483,572

		12,358,884

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.6%
China Mobile Ltd.	178,500	$2,287,163
SK Telecom Co., Ltd.	6,220	1,391,763
SoftBank Corp.	38,900	2,291,326
Sunrise Communications Group AG (a)(b)	11,738	978,888
Tower Bersama Infrastructure Tbk PT	915,500	633,451
Turkcell Iletisim Hizmetleri AS	45,770	210,568
Vodafone Group PLC	901,996	3,290,384

		11,083,543

		23,442,427

Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	135,884	7,197,775
Edison International	107,117	5,953,563
EDP - Energias de Portugal SA	713,920	2,720,031
Electricite de France SA	60,880	1,361,801
Elia System Operator SA/NV	1,818	73,674
Light SA	20,300	110,540
PNM Resources, Inc.	15,460	380,316
Westar Energy, Inc.	9,380	320,984

		18,118,684

Gas Utilities - 0.1%
Southwest Gas Corp.	6,900	367,149
UGI Corp.	65,322	2,250,343

		2,617,492

Independent Power and Renewable Electricity Producers - 0.1%
Datang International Power Generation Co., Ltd.-Class H	600,000	306,561
Huadian Power International Corp., Ltd.-Class H	444,000	494,013
NTPC Ltd.	111,040	239,664

		1,040,238

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	38,300	203,258
Cia de Saneamento de Minas Gerais-COPASA	23,000	101,422

		304,680

		22,081,094

Total Common Stocks (cost $1,049,107,281)		1,271,127,492

INVESTMENT COMPANIES - 9.8%
Funds and Investment Trusts - 9.8%
AB Pooling Portfolio-Multi-Asset Real Return Portfolio (f)	19,411,772	136,270,638
iShares Core MSCI Emerging Markets ETF	1,277,935	61,391,997

Total Investment Companies (cost $223,594,391)		197,662,635

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Options on Equity Indices - 0.2%
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (a)(g)	321,831	$838,984
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (a)(g)	215,600	4,021,839

Total Options Purchased - Calls (premiums paid $12,482,073)		4,860,823

	Shares
WARRANTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	12,087	182,251
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	17,601	72,842
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (a)	48,800	106,857

		361,950

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	20,067	43,054

		405,004

Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	138,460	61,072

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a)	24,750	1,517

Total Warrants (cost $387,903)		467,593

SHORT-TERM INVESTMENTS - 27.6%
Investment Companies - 27.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (f)(h) (cost $552,679,949)	552,679,949	552,679,949

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 9/03/15 (cost $3,999,943)	$4,000	3,999,943

	Principal Amount (000)	U.S. $ Value
Total Short-Term Investments (cost $556,679,892)		$556,679,892

Total Investments - 100.6% (cost $1,842,251,540) (i)		2,030,798,435
Other assets less liabilities - (0.6)%		(12,236,212)

Net Assets - 100.0%		$2,018,562,223

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	27	September 2015	$2,590,576	$2,609,428	$18,852
10 Yr Canadian Bond Futures	56	September 2015	6,239,905	6,277,022	37,117
Hang Seng Index Futures	15	July 2015	2,637,818	2,535,364	(102,454)
Long GILT Futures	89	September 2015	16,209,137	16,183,827	(25,310)
Russell 2000 Mini Futures	8	September 2015	996,482	1,000,320	3,838
S&P Mid 400 E Mini Futures	42	September 2015	6,360,839	6,292,020	(68,819)
SPI 200 Futures	46	September 2015	4,894,344	4,788,665	(105,679)
TOPIX Index Futures	1,083	September 2015	146,906,157	144,284,961	(2,621,196)
U.S. Long Bond (CBT) Futures	39	September 2015	5,859,714	5,882,906	23,192
U.S. T-Note 5 Yr (CBT) Futures	164	September 2015	19,530,336	19,558,281	27,945
U.S. T-Note 10 Yr (CBT) Futures	1,679	September 2015	211,986,805	211,842,578	(144,227)
U.S. Ultra Bond Futures	263	September 2015	40,948,420	40,518,437	(429,983)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	10	September 2015	11,986,382	12,008,825	(22,443)
Euro BUXL 30 Yr Bond Futures	105	September 2015	18,023,096	17,399,680	623,416
EURO STOXX 50 Futures	835	September 2015	31,842,084	31,985,703	(143,619)
Euro-BOBL Futures	262	September 2015	37,825,590	37,849,098	(23,508)
Euro-BUND Futures	249	September 2015	42,232,752	42,194,827	37,925
S&P Mid 400 E Mini Futures	1,887	September 2015	196,671,291	193,832,640	2,838,651

					$(76,302)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	786	CAD	969	8/13/15	$(10,858)
Barclays Bank PLC	USD	4,323	CHF	4,066	8/13/15	32,838
BNP Paribas SA	AUD	3,009	USD	2,373	8/13/15	56,785
BNP Paribas SA	AUD	1,081	USD	819	8/13/15	(13,118)
BNP Paribas SA	GBP	1,983	USD	3,107	8/13/15	(7,439)
BNP Paribas SA	NZD	2,836	USD	1,930	8/13/15	15,052
BNP Paribas SA	USD	4,739	GBP	3,060	8/13/15	67,414
Brown Brothers Harriman & Co.	USD	4,170	AUD	5,392	8/13/15	(19,803)
Brown Brothers Harriman & Co.	USD	925	HKD	7,175	8/13/15	205
Citibank	CAD	1,028	USD	823	8/13/15	97
Citibank	GBP	2,749	USD	4,326	8/13/15	8,293
Credit Suisse International	CHF	7,700	USD	8,303	8/13/15	53,967
Credit Suisse International	USD	4,134	EUR	3,646	8/13/15	(67,476)
Credit Suisse International	USD	5,071	SEK	41,918	8/13/15	(9,829)
Deutsche Bank AG	EUR	2,166	USD	2,365	8/13/15	(51,403)
Deutsche Bank AG	ILS	2,538	USD	655	8/13/15	(17,505)
Deutsche Bank AG	USD	10,666	GBP	7,001	8/13/15	331,468
Goldman Sachs Bank USA	TWD	80,732	USD	2,617	8/13/15	2,063
HSBC Bank USA	AUD	47,643	USD	37,902	8/13/15	1,226,695
HSBC Bank USA	CAD	5,763	USD	4,814	8/13/15	202,141
HSBC Bank USA	GBP	2,172	USD	3,450	8/13/15	38,329
HSBC Bank USA	HKD	92,571	USD	11,941	8/13/15	(322)
HSBC Bank USA	USD	13,298	AUD	16,716	8/13/15	(430,398)
HSBC Bank USA	USD	5,032	NZD	6,735	8/13/15	(484,376)
Morgan Stanley & Co., Inc.	BRL	12,186	USD	3,928	7/02/15	8,211
Morgan Stanley & Co., Inc.	USD	3,906	BRL	12,186	7/02/15	13,067
Morgan Stanley & Co., Inc.	BRL	12,186	USD	3,863	8/04/15	(11,518)
Morgan Stanley & Co., Inc.	ILS	3,102	USD	819	8/13/15	(3,205)
Morgan Stanley & Co., Inc.	NZD	628	USD	445	8/13/15	21,254
Morgan Stanley & Co., Inc.	USD	754	AUD	988	8/13/15	6,752
Morgan Stanley & Co., Inc.	USD	2,906	JPY	348,115	8/13/15	(60,520)
Royal Bank of Scotland PLC	ILS	7,541	USD	1,949	8/13/15	(49,766)
Royal Bank of Scotland PLC	JPY	1,670,359	USD	13,409	8/13/15	(245,635)
Royal Bank of Scotland PLC	KRW	984,180	USD	910	8/13/15	32,376
Royal Bank of Scotland PLC	NZD	3,271	USD	2,387	8/13/15	178,463
Standard Chartered Bank	EUR	81,195	USD	92,208	8/13/15	1,637,065
Standard Chartered Bank	GBP	2,534	USD	4,009	8/13/15	28,938
Standard Chartered Bank	GBP	18,499	USD	28,188	8/13/15	(869,841)
Standard Chartered Bank	HKD	4,849	USD	626	8/13/15	76
Standard Chartered Bank	USD	8,286	EUR	7,296	8/13/15	(147,103)
Standard Chartered Bank	USD	23,179	JPY	2,767,791	8/13/15	(552,197)
Standard Chartered Bank	USD	5,541	SEK	45,269	8/13/15	(75,679)
State Street Bank & Trust Co.	CAD	99	USD	83	8/13/15	3,379
State Street Bank & Trust Co.	GBP	1,983	USD	3,052	8/13/15	(63,183)
State Street Bank & Trust Co.	JPY	554,892	USD	4,526	8/13/15	(10,598)
State Street Bank & Trust Co.	USD	6,874	CHF	6,256	8/13/15	(171,674)
State Street Bank & Trust Co.	USD	4,238	EUR	3,737	8/13/15	(69,292)
State Street Bank & Trust Co.	USD	788	HKD	6,109	8/13/15	133
State Street Bank & Trust Co.	USD	1,017	HKD	7,882	8/13/15	(163)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	2,653	JPY	316,164	8/13/15	$(68,000)
UBS AG	BRL	12,186	USD	3,830	7/02/15	(89,193)
UBS AG	USD	3,928	BRL	12,186	7/02/15	(8,211)
UBS AG	AUD	11,327	USD	8,688	8/13/15	(31,629)
UBS AG	EUR	9,541	USD	10,679	8/13/15	36,419
UBS AG	EUR	1,242	USD	1,382	8/13/15	(2,925)
UBS AG	USD	12,367	JPY	1,517,403	8/13/15	37,867

						$396,488

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $6,723,745 or 0.3% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	One contract relates to 1 share.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $251,497,504 and gross unrealized depreciation of investments was $(62,950,609), resulting in net unrealized appreciation of $188,546,895.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International

NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Country Breakdown*

June 30, 2015 (unaudited)

75.9%	United States
5.0%	United Kingdom
4.2%	Japan
3.0%	France
1.5%	China
1.5%	Switzerland
0.7%	Hong Kong
0.7%	India
0.7%	Germany
0.7%	Australia
0.6%	Taiwan
0.6%	South Korea
0.6%	Netherlands
0.6%	Brazil
3.7%	Other

100.0%	Total Investments

*	All data are as of June 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investments purposes (see “Portfolio of Investments” section of the report for additional details).“Other” country weightings represent 0.4% or less in the following countries: Argentina, Austria, Belgium, Canada, Colombia, Cyprus, Czech Republic, Denmark, Finland, Indonesia, Ireland, Israel, Italy, Kazakhstan, Luxembourg, Malaysia, Mexico, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, Spain, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$232,373,397	$28,367,463	$	– 0	–	$260,740,860
Consumer Discretionary	179,668,488	54,858,908		156,872		234,684,268
Financials	120,132,211	72,091,399		41,055		192,264,665
Health Care	141,753,612	28,980,506		– 0	–	170,734,118
Industrials	85,410,701	46,162,321		– 0	–	131,573,022
Consumer Staples	89,855,342	26,569,956		– 0	–	116,425,298
Materials	52,855,483	15,357,624		– 0	–	68,213,107
Energy	40,366,692	10,601,941		– 0	–	50,968,633
Telecommunication Services	2,169,673	21,272,754		– 0	–	23,442,427

Investments in Securities:	Level 1		Level 2		Level 3			Total
Utilities	$16,885,350		$5,195,744		$	– 0	–	$22,081,094
Investment Companies	197,662,635		– 0	–		– 0	–	197,662,635
Options Purchased - Calls	– 0	–	4,860,823			– 0	–	4,860,823
Warrants	1,517		466,076			– 0	–	467,593
Short-Term Investments:
Investment Companies	552,679,949		– 0	–		– 0	–	552,679,949
U.S. Treasury Bills	– 0	–	3,999,943			– 0	–	3,999,943

Total Investments in Securities	1,711,815,050		318,785,458			197,927		2,030,798,435
Other Financial Instruments* :
Assets:
Futures	3,610,936		– 0	–		– 0	–	3,610,936
Forward Currency Exchange Contracts	– 0	–	4,039,347			– 0	–	4,039,347
Liabilities:
Futures	(714,289)		(2,972,949)			– 0	–	(3,687,238)
Forward Currency Exchange Contracts	– 0	–	(3,642,859)			– 0	–	(3,642,859)

Total^	$1,714,711,697		$316,208,997			$197,927		$2,031,118,621

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimus transfers under 1% of net assets between level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/14	$139,248		$139,248
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	590,145		590,145
Change in unrealized appreciation/depreciation	19,155		19,155
Purchases	484,419		484,419
Sales	(1,853,593)		(1,853,593)
Transfers in to Level 3	818,553		818,553
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$197,927		$197,927	+

Net change in unrealized appreciation/depreciationfrom investments held as of 6/30/15	$24,813		$24,813

+	There were de minimus transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 22.5%
Australia - 0.8%
Australia Government Bond
Series 122
5.25%, 3/15/19 (a)	AUD	8,380	$7,183,174
Series 139
3.25%, 4/21/25 (a)		1,850	1,455,317
Series 144
3.75%, 4/21/37 (a)		1,405	1,102,347

			9,740,838

Belgium - 0.1%
Belgium Government Bond
Series 71
3.75%, 6/22/45 (a)	EUR	510	768,875
Series 74
0.80%, 6/22/25 (a)		770	824,719

			1,593,594

Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Serie B
6.00%, 8/15/50	BRL	4,098	3,486,554
Series B
6.00%, 5/15/55		672	569,267
Series NTNF
10.00%, 1/01/17		9,535	2,909,084

			6,964,905

France - 0.2%
France Government Bond OAT
0.50%, 5/25/25	EUR	740	772,064
3.25%, 10/25/21		220	286,268
4.50%, 4/25/41		735	1,214,933
French Treasury Note BTAN
2.50%, 7/25/16		495	567,523

			2,840,788

Germany - 0.4%
Bundesrepublik Deutschland
0.50%, 2/15/25		3,810	4,140,793
Series 00
5.50%, 1/04/31		154	273,428

			4,414,221

Ireland - 0.6%
Ireland Government Bond
2.40%, 5/15/30 (a)		715	824,923
3.40%, 3/18/24 (a)		1,245	1,601,599
5.40%, 3/13/25		2,994	4,445,094

			6,871,616

	Principal Amount (000)		U.S. $ Value
Italy - 1.2%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22	EUR	2,411	$2,618,554
3.75%, 3/01/21-5/01/21		2,322	2,910,990
4.00%, 9/01/20		111	140,500
4.50%, 5/01/23-3/01/24		2,782	3,654,673
4.75%, 5/01/17		1,800	2,164,727
5.00%, 8/01/34 (a)		465	661,504
6.00%, 5/01/31		1,517	2,340,320

			14,491,268

Japan - 1.5%
Japan Government Five Year Bond
Series 100
0.30%, 9/20/16	JPY	143,350	1,175,600
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	370,073
Series 36
2.00%, 3/20/42		199,900	1,851,959
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		241,750	2,330,116
Series 128
1.90%, 6/20/31		169,750	1,592,854
Series 143
1.60%, 3/20/33		176,850	1,575,328
Series 144
1.50%, 3/20/33		114,300	1,003,737
Series 150
1.40%, 9/20/34		515,900	4,392,912
Japan Government Two Year Bond
Series 349
0.10%, 2/15/17		384,300	3,145,256

			17,437,835

Mexico - 0.2%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	27,773	1,969,265

Netherlands - 0.8%
Netherlands Government Bond
0.25%, 7/15/25	EUR	3,057	3,151,861
2.50%, 1/15/33 (a)		1,675	2,160,487
2.75%, 1/15/47		245	341,114
3.25%, 7/15/21 (a)		2,479	3,231,310

			8,884,772

New Zealand - 0.1%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	1,465	1,142,294

Poland - 0.1%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	4,335	1,336,471

	Principal Amount (000)		U.S. $ Value
Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	$264,230

South Africa - 0.5%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	35,125	3,360,636
Series R203
8.25%, 9/15/17		16,505	1,384,461
Series R213
7.00%, 2/28/31		10,430	729,997

			5,475,094

Spain - 0.6%
Spain Government Bond
1.95%, 7/30/30 (a)	EUR	2,438	2,436,690
4.20%, 1/31/37 (a)		1,125	1,452,747
4.40%, 10/31/23 (a)		1,510	1,978,055
5.85%, 1/31/22 (a)		785	1,099,022

			6,966,514

Sweden - 0.1%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	7,085	1,019,219

United Kingdom - 2.2%
United Kingdom Gilt
1.25%, 7/22/18 (a)	GBP	2,010	3,179,644
1.75%, 7/22/19-9/07/22 (a)		5,555	8,838,897
2.25%, 9/07/23 (a)		1,420	2,283,384
3.25%, 1/22/44 (a)		890	1,542,432
3.75%, 9/07/19-9/07/20 (a)		2,856	4,959,917
4.25%, 6/07/32-12/07/46 (a)		2,495	4,912,038
4.50%, 12/07/42 (a)		175	371,678

			26,087,990

United States - 12.5%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	475	418,390
2.875%, 5/15/43		880	838,613
3.00%, 11/15/44-5/15/45		4,121	4,032,271
3.125%, 11/15/41-8/15/44		10,313	10,346,706
3.625%, 8/15/43		3,468	3,815,561
4.50%, 2/15/36		4,291	5,394,760
U.S. Treasury Notes
0.25%, 7/31/15		3,259	3,259,254
0.50%, 9/30/16 (b)		35,460	35,506,891
0.625%, 8/15/16		4,550	4,562,795
0.875%, 4/30/17		3,680	3,698,687
1.00%, 3/15/18		5,245	5,257,294
1.125%, 12/31/19		14,191	13,941,551

	Principal Amount (000)		U.S. $ Value
1.375%, 3/31/20-4/30/20	U.S.$	5,878	$5,816,331
1.50%, 6/30/16-2/28/19		9,129	9,231,351
1.75%, 9/30/19		13,202	13,360,732
2.375%, 8/15/24		10,008	10,062,154
2.50%, 5/15/24		4,555	4,632,932
2.75%, 2/15/24		1,086	1,127,592
4.50%, 5/15/17		10,094	10,824,240

			146,128,105

Total Governments - Treasuries (cost $269,421,270)			263,629,019

	Shares
INVESTMENT COMPANIES - 17.2%
Funds and Investment Trusts - 17.2%
AB Pooling Portfolios-Multi-Asset Real Return Portfolio (c)		5,306,530	37,251,842
iShares Core MSCI Emerging Markets ETF		519,170	24,940,927
SPDR S&P 500 ETF Trust		672,952	138,527,169

Total Investment Companies (cost $206,908,081)			200,719,938

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 12.8%
Industrial - 8.0%
Basic - 0.6%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	580	562,122
Barrick Gold Corp.
4.10%, 5/01/23		243	236,773
Braskem Finance Ltd.
6.45%, 2/03/24		770	727,650
Eastman Chemical Co.
3.80%, 3/15/25		365	364,355
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/20		155	163,913
Glencore Funding LLC
2.125%, 4/16/18 (a)		549	544,872
4.125%, 5/30/23 (a)		265	256,365
International Paper Co.
3.65%, 6/15/24		870	857,479
3.80%, 1/15/26		263	257,684
5.15%, 5/15/46		197	189,250
LyondellBasell Industries NV
5.00%, 4/15/19		610	660,792
5.75%, 4/15/24		685	780,334
Mosaic Co. (The)
5.625%, 11/15/43		80	85,232

	Principal Amount (000)		U.S. $ Value
Teck Resources Ltd.
4.50%, 1/15/21	U.S.$	1,116	$1,071,297

			6,758,118

Capital Goods - 0.3%
Caterpillar Financial Services Corp.
2.625%, 3/01/23		330	322,332
General Dynamics Corp.
3.875%, 7/15/21		630	672,947
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		615	461,373
Republic Services, Inc.
5.25%, 11/15/21		555	621,970
Yamana Gold, Inc.
4.95%, 7/15/24		1,470	1,415,951

			3,494,573

Communications - Media - 1.3%
21st Century Fox America, Inc.
3.00%, 9/15/22		230	224,721
6.15%, 3/01/37		830	959,724
CBS Corp.
3.50%, 1/15/25		956	914,672
5.75%, 4/15/20		1,340	1,510,470
Cox Communications, Inc.
2.95%, 6/30/23 (a)		492	453,442
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		157	157,903
3.95%, 1/15/25		320	313,732
4.45%, 4/01/24		1,480	1,514,499
5.00%, 3/01/21		1,325	1,434,790
Discovery Communications LLC
3.45%, 3/15/25		538	504,829
4.875%, 4/01/43		255	231,314
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,850	1,836,793
Time Warner Cable, Inc.
4.50%, 9/15/42		769	627,276
Time Warner, Inc.
3.55%, 6/01/24		1,813	1,768,080
3.60%, 7/15/25		1,385	1,347,163
Viacom, Inc.
3.875%, 4/01/24		1,683	1,647,906

			15,447,314

Communications - Telecommunications - 0.9%
American Tower Corp.
2.80%, 6/01/20		384	377,596
3.50%, 1/31/23		665	638,773
5.05%, 9/01/20		995	1,081,229
AT&T, Inc.
3.40%, 5/15/25		970	925,097
5.80%, 2/15/19		280	313,053
6.45%, 6/15/34		220	248,065
British Telecommunications PLC
9.625%, 12/15/30		505	749,508

	Principal Amount (000)		U.S. $ Value
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	U.S.$	975	$975,167
Verizon Communications, Inc.
3.50%, 11/01/24		1,121	1,090,351
3.85%, 11/01/42		850	701,500
4.60%, 4/01/21		1,354	1,455,011
6.55%, 9/15/43		1,165	1,362,763
Vodafone Group PLC
2.50%, 9/26/22		795	729,217

			10,647,330

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	929,995
5.875%, 8/02/21		2,265	2,578,600
General Motors Co.
3.50%, 10/02/18		580	598,856
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		760	765,819
Toyota Motor Credit Corp.
3.30%, 1/12/22		735	761,073

			5,634,343

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	24,525
Wyndham Worldwide Corp.
2.95%, 3/01/17		440	446,642

			471,167

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
2.55%, 4/11/23		830	801,400
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		676	671,310
3.80%, 11/18/24		1,060	1,038,141

			2,510,851

Consumer Non-Cyclical - 1.9%
AbbVie, Inc.
2.50%, 5/14/20		485	480,024
3.60%, 5/14/25		1,491	1,473,697
Actavis Funding SCS
3.00%, 3/12/20		1,745	1,748,958
3.80%, 3/15/25		1,390	1,365,428
Altria Group, Inc.
2.625%, 1/14/20		1,860	1,852,770
AstraZeneca PLC
6.45%, 9/15/37		220	280,044
Baxalta, Inc.
3.60%, 6/23/22 (a)		220	219,864
5.25%, 6/23/45 (a)		635	638,465
Baxter International, Inc.
4.25%, 3/15/20		107	114,499

	Principal Amount (000)		U.S. $ Value
Bayer US Finance LLC
3.375%, 10/08/24 (a)	U.S.$	251	$249,678
Becton Dickinson and Co.
2.675%, 12/15/19		249	249,188
3.734%, 12/15/24		638	635,854
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	10,880
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		680	677,736
HJ Heinz Co.
2.80%, 7/02/20 (a)		900	900,701
3.50%, 7/15/22 (a)		949	951,227
Kroger Co. (The)
3.40%, 4/15/22		1,185	1,193,680
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	241,544
3.60%, 2/01/25		588	562,369
Medtronic, Inc.
3.50%, 3/15/25 (a)		1,065	1,061,365
Perrigo Finance PLC
3.50%, 12/15/21		727	728,410
3.90%, 12/15/24		280	276,478
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,868,270
Reynolds American, Inc.
3.25%, 11/01/22		860	828,314
4.00%, 6/12/22		385	393,264
4.45%, 6/12/25		635	646,951
5.85%, 8/15/45		449	470,954
RJ Reynolds Tobacco Co./NC
3.75%, 5/20/23		315	306,157
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		415	422,864
Tyson Foods, Inc.
2.65%, 8/15/19		160	161,056
3.95%, 8/15/24		760	765,577
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		810	782,611

			22,558,877

Energy - 1.5%
Anadarko Petroleum Corp.
6.375%, 9/15/17		572	627,715
BP Capital Markets PLC
3.245%, 5/06/22		780	781,985
Devon Energy Corp.
5.00%, 6/15/45		475	468,927
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		380	301,170
Energy Transfer Partners LP
3.60%, 2/01/23		55	52,085
4.15%, 10/01/20		310	318,606
7.50%, 7/01/38		475	542,878
EnLink Midstream Partners LP
4.15%, 6/01/25		805	783,788
5.05%, 4/01/45		636	576,766
Enterprise Products Operating LLC
3.70%, 2/15/26		936	906,294

	Principal Amount (000)		U.S. $ Value
4.90%, 5/15/46	U.S.$	325	$306,106
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,780	1,740,678
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		299	316,319
5.05%, 2/15/46		325	281,812
Noble Energy, Inc.
3.90%, 11/15/24		972	958,354
8.25%, 3/01/19		1,530	1,822,922
ONEOK Partners LP
3.80%, 3/15/20		236	240,988
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/24		1,327	1,280,825
Regency Energy Partners LP / Regency Energy Finance Corp.
4.50%, 11/01/23		195	188,175
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		1,465	1,580,914
Schlumberger Norge AS
4.20%, 1/15/21 (a)		310	333,096
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		211	226,720
Spectra Energy Partners LP
3.50%, 3/15/25		795	761,345
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		670	610,027
Williams Partners LP
3.90%, 1/15/25		290	273,381
4.125%, 11/15/20		875	907,573
4.50%, 11/15/23		245	246,132

			17,435,581

Other Industrial - 0.0%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		587	585,239

Technology - 0.7%
EMC Corp./MA
3.375%, 6/01/23		760	761,202
Hewlett-Packard Co.
2.75%, 1/14/19		147	148,595
3.75%, 12/01/20		1,978	2,038,341
4.375%, 9/15/21		72	74,758
4.65%, 12/09/21		180	191,055
KLA-Tencor Corp.
4.65%, 11/01/24		1,245	1,244,320
Oracle Corp.
5.75%, 4/15/18		95	105,695
QUALCOMM, Inc.
3.00%, 5/20/22		800	794,578
Seagate HDD Cayman
4.75%, 6/01/23		420	426,581
4.75%, 1/01/25 (a)		401	398,535
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,316	1,351,165

	Principal Amount (000)		U.S. $ Value
Total System Services, Inc.
2.375%, 6/01/18	U.S.$	195	$194,450

			7,729,275

Transportation - Services - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.375%, 2/01/22 (a)		815	794,685

			94,067,353

Financial Institutions - 4.4%
Banking - 2.9%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		2,840	2,884,923
Bank of America Corp.
0.825%, 3/28/18 (d)	EUR	250	276,527
4.00%, 1/22/25-1/22/25	U.S.$	1,230	1,237,551
4.20%, 8/26/24		320	319,229
4.875%, 4/01/44		460	467,233
BNP Paribas SA
2.375%, 9/14/17		799	810,967
BPCE SA
5.15%, 7/21/24 (a)		560	568,939
5.70%, 10/22/23 (a)		880	927,622
Citigroup, Inc.
3.875%, 3/26/25		200	191,554
Compass Bank
2.75%, 9/29/19		325	324,009
5.50%, 4/01/20		549	597,341
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,070	1,069,857
Countrywide Financial Corp.
6.25%, 5/15/16		1,420	1,475,756
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)		390	385,107
3.75%, 3/26/25 (a)		1,215	1,169,648
Fifth Third Bancorp
2.30%, 3/01/19		786	786,753
Goldman Sachs Group, Inc. (The)
5.15%, 5/22/45		312	300,303
5.75%, 1/24/22		2,870	3,264,536
Series G
7.50%, 2/15/19		400	469,844
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,936,902
ING Bank NV
3.75%, 3/07/17 (a)		705	732,519
ING Groep NV
5.775%, 12/08/15 (e)		190	190,990
JPMorgan Chase & Co.
Series X
6.10%, 10/01/24 (e)		430	431,505
Lloyds Bank PLC
2.30%, 11/27/18		774	782,182
4.20%, 3/28/17		165	173,162
6.50%, 9/14/20 (a)		405	466,805

	Principal Amount (000)		U.S. $ Value
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)	U.S.$	765	$769,717
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,160	1,192,556
Morgan Stanley
5.625%, 9/23/19		1,129	1,265,151
Series G
3.70%, 10/23/24		1,075	1,070,647
Murray Street Investment Trust I
4.647%, 3/09/17		182	191,178
Nationwide Building Society
6.25%, 2/25/20 (a)		345	402,280
Nordea Bank AB
3.125%, 3/20/17 (a)		751	775,136
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(e)		435	448,920
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(e)	GBP	100	166,943
Santander Bank NA
1.206%, 1/12/18 (d)	U.S.$	275	274,725
Santander UK PLC
5.00%, 11/07/23 (a)		610	624,203
Societe Generale SA
5.75%, 4/20/16 (a)		449	463,092
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		315	322,494
State Street Corp.
3.70%, 11/20/23		310	320,226
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		384	375,039
UBS AG/Stamford CT
7.50%, 7/15/25		343	433,203
7.625%, 8/17/22		280	328,160
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,884,484

			33,549,918

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		645	649,700

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		575	669,463
General Electric Capital Corp.
4.65%, 10/17/21		290	317,740
Series G
5.625%, 5/01/18		560	619,821

			1,607,024

Insurance - 0.9%
American International Group, Inc.
3.375%, 8/15/20		465	481,307
4.875%, 6/01/22		650	712,996

	Principal Amount (000)		U.S. $ Value
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	U.S.$	380	$392,923
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(e)		1,008	1,063,440
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		374	497,066
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,615	1,791,078
Lincoln National Corp.
8.75%, 7/01/19		100	122,605
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		180	269,790
MetLife, Inc.
4.75%, 2/08/21		1,545	1,706,493
Metlife, Inc.
Series C
5.25%, 6/15/20 (e)		1,221	1,210,316
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		495	740,879
Prudential Financial, Inc.
5.625%, 6/15/43		1,015	1,052,047
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		770	772,002

			10,812,942

REITS - 0.4%
Brixmor Operating Partnership LP
3.85%, 2/01/25		416	399,802
HCP, Inc.
5.375%, 2/01/21		2,280	2,515,373
Health Care REIT, Inc.
5.25%, 1/15/22		1,225	1,339,981
Trust F/1401
5.25%, 12/15/24 (a)		665	691,600

			4,946,756

			51,566,340

Utility - 0.4%
Electric - 0.4%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		345	406,432
EDP Finance BV
4.125%, 1/15/20 (a)		252	254,446
Entergy Corp.
4.00%, 7/15/22		1,296	1,305,966
Exelon Corp.
2.85%, 6/15/20		540	543,134
3.95%, 6/15/25		625	628,687
5.10%, 6/15/45		305	306,219
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	316,982
Southern California Edison Co.
3.875%, 6/01/21		262	280,653

	Principal Amount (000)		U.S. $ Value
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	U.S.$	365	$362,516

			4,405,035

Total Corporates - Investment Grade (cost $152,180,821)			150,038,728

INFLATION-LINKED SECURITIES - 10.3%
United States - 10.3%
U.S. Treasury Inflation Index
0.125%, 4/15/17-7/15/24		81,071	81,396,875
0.25%, 1/15/25		9,720	9,533,858
0.375%, 7/15/23		6,732	6,756,186
0.625%, 7/15/21-1/15/24		10,887	11,177,677
1.125%, 1/15/21		2,244	2,373,696
1.25%, 7/15/20		5,844	6,253,000
2.125%, 1/15/19		1,037	1,129,023
2.50%, 7/15/16		2,137	2,216,073

Total Inflation-Linked Securities (cost $121,671,320)			120,836,388

MORTGAGE PASS-THROUGHS - 7.0%
Agency Fixed Rate 30-Year - 6.6%
Federal National Mortgage Association
3.00%, 8/01/45		13,297	13,208,700
3.50%, 5/01/42-8/01/45		17,285	17,838,631
4.00%, 8/01/45		17,216	18,197,849
4.50%, 8/25/45		7,874	8,500,845
5.50%, 8/01/37-9/01/41		2,816	3,165,933
Series 2013
3.00%, 5/01/43		2,176	2,179,143
Government National Mortgage Association
3.00%, 7/01/45		6,574	6,637,172
3.50%, 7/01/45		7,648	7,937,787

			77,666,060

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
2.50%, 8/01/30		2,127	2,147,771
3.00%, 8/01/30		1,710	1,767,312
3.50%, 8/01/30		782	823,361

			4,738,444

Total Mortgage Pass-Throughs (cost $82,366,248)			82,404,504

ASSET-BACKED SECURITIES - 4.3%
Autos - Fixed Rate - 2.3%
Amot 2015-3 A
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,392,781
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,335	1,373,352
Bank of The West Auto Trust 2015-1
Series 2015-1, Class A3

	Principal Amount (000)		U.S. $ Value
1.31%, 10/15/19 (a)	U.S.$	1,334	$1,333,728
Crart 2015-2 A3
Series 2015-2, Class A3
1.31%, 8/15/19		678	677,808
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)		1,351	1,351,018
Drive Auto Receivables Trust 2015-B
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		638	638,418
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,989	1,991,087
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		961	962,101
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		408	412,808
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (a)		1,500	1,518,554
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A1
1.98%, 1/15/22		816	808,588
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		1,383	1,384,101
GM Financial Automobile Leasing Trust 2015-2
Series 2015-2, Class A3
1.68%, 12/20/18		1,269	1,268,973
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		651	650,703
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A2A
0.49%, 4/15/18		841	840,920
Series 2015-1, Class A3
1.41%, 6/15/20		544	545,417
Series 2015-2, Class A3
1.30%, 3/16/20		1,114	1,113,969
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		493	482,955
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		1,368	1,369,077
Hyundai Auto Lease Securitization Trust 2015-B
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		694	692,831
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17		1,045	1,045,652
Nissan Auto Lease Trust 2015-A
Series 2015-A, Class A3
1.40%, 6/15/18		1,116	1,115,776

	Principal Amount (000)		U.S. $ Value
Porsche Innovative Lease Owner Trust 2015-1
Series 2015-1, Class A4
1.43%, 5/21/21 (a)	U.S.$	220	$219,952
Santander Drive Auto Receivables Trust 2015-3
Series 2015-3, Class A2A
1.02%, 9/17/18		735	735,004
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		988	988,331
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,275	1,274,660

			26,188,564

Other ABS - Fixed Rate - 0.7%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,060	1,059,838
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,486,670
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,145,224
Dell Equipment Finance Trust 2015-1
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		472	471,725
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		934	938,677
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		774	779,329
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)		1,979	1,984,184

			7,865,647

Credit Cards - Fixed Rate - 0.6%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		828	827,979
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,257	1,246,432
Drock
Series 2015-1, Class A
2.20%, 12/15/22		1,983	1,990,674
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,684,770
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,455,490

			7,205,345

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.4%
American Express Issuance Trust II
Series 2013-1, Class A
0.454%, 2/15/19 (d)	U.S.$	2,023	$2,023,287
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.536%, 8/17/20 (d)		1,720	1,720,514
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.666%, 2/15/22 (d)		1,132	1,131,463

			4,875,264

Autos - Floating Rate - 0.3%
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.756%, 1/15/22 (d)		210	210,190
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.687%, 1/20/20 (d)		1,296	1,296,039
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
0.585%, 4/10/28 (a)(d)		1,362	1,361,781
Navmt
Series 2014-1, Class A
0.937%, 10/25/19 (a)(d)		747	747,023
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.687%, 10/20/20 (a)(d)		113	113,003

			3,728,036

Total Asset-Backed Securities (cost $49,815,015)			49,862,856

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 2.8%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.749%, 6/10/49		640	663,497
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 9/11/41		383	395,133
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,297	1,317,347
BHMS 2014-ATLS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,895	1,905,328
CD 2006-CD3 Mortgage Trust
Series 2006-CD3, Class A5
5.617%, 10/15/48		555	575,338
CGRBS Commercial Mortgage Trust 2013-VN05
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,120	1,133,660
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A

	Principal Amount (000)		U.S. $ Value
5.969%, 3/15/49	U.S.$	1,426	$1,459,857
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	823,503
COMM 2006-C8 Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,425	1,499,298
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,717,724
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.239%, 12/10/49		2,541	2,739,489
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46		762	792,065
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39		988	1,031,226
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.735%, 11/10/46 (a)		439	467,651
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		829	884,628
Series 2011-GC5, Class D
5.475%, 8/10/44 (a)		755	780,154
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		158	157,876
GS Mortgage Securities Trust 2007-GG10
Series 2007-GG10, Class A4
5.989%, 8/10/45		171	182,230
GS Mortgage Securities Trust 2013-G1
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		936	934,827
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class A4
5.421%, 1/12/43		435	435,818
Series 2007-LD12, Class AM
6.208%, 2/15/51		600	644,531
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		242	255,256
Series 2007-LDPX, Class A3
5.42%, 1/15/49		1,481	1,549,096
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		336	349,410
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM
5.455%, 2/15/40		360	379,889
LSTAR Commercial Mortgage Trust 2015-3
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		857	863,195
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A4
6.029%, 6/12/50		1,270	1,342,216
Merrill Lynch/Countrywide Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2006-4, Class A1A
5.166%, 12/12/49	U.S.$	906	$946,310
Series 2007-9, Class A4
5.70%, 9/12/49		1,145	1,219,807
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		330	332,637
Series 2012-C4, Class A5
2.85%, 12/10/45		2,519	2,493,824
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		510	527,588

			32,800,408

Non-Agency Floating Rate CMBS - 0.7%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (a)(d)		1,017	1,018,992
COMM 2014-KYO Mortgage Trust
Series 2014-KYO, Class A
1.088%, 6/11/27 (a)(d)		1,406	1,405,401
COMM 2014-SAVA Mortgage Trust
Series 2014-SAVA, Class A
1.336%, 6/15/34 (a)(d)		1,542	1,541,849
H2 2015-1a Afl
Series 2015-1A
1.436%, 9/24/21 (a)(d)		838	838,300
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (a)(d)		1,876	1,870,960
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(d)		784	780,769
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.402%, 11/15/27 (a)(d)		662	660,449

			8,116,720

Total Commercial Mortgage-Backed Securities (cost $41,761,172)			40,917,128

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
GSE Risk Share Floating Rate - 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-DN4, Class M3
4.737%, 10/25/24 (d)		1,250	1,278,830
Series 2014-HQ3, Class M3
4.937%, 10/25/24 (d)		700	716,531
Series 2015-DNA1, Class M3
3.487%, 10/25/27 (d)		520	507,612
Series 2015-DNA2, Class M2
2.787%, 12/25/27 (d)		2,911	2,916,835
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

	Principal Amount (000)		U.S. $ Value
Series 2014-DN1, Class M1
1.187%, 2/25/24 (d)	U.S.$	730	$727,697
Series 2014-DN2, Class M1
1.037%, 4/25/24 (d)		569	568,011
Series 2014-DN2, Class M3
3.787%, 4/25/24 (d)		440	425,220
Series 2014-HQ1, Class M1
1.837%, 8/25/24 (d)		540	541,890
Series 2014-HQ1, Class M2
2.687%, 8/25/24 (d)		550	555,175
Series 2014-HQ2, Class M1
1.637%, 9/25/24 (d)		1,019	1,019,183
Series 2015-DNA1, Class M2
2.037%, 10/25/27 (d)		360	352,142
Federal National Mortgage Association
Series 2014-C04, Class 2M2
5.187%, 11/25/24 (d)		240	247,751
Series 2015-C01, Class 2M2
4.737%, 2/25/25 (d)		458	462,453
Series 2015-C02, Class 2M2
4.185%, 5/25/25 (d)		1,165	1,131,906
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.137%, 5/25/24 (d)		521	517,097
Series 2014-C04, Class 1M2
5.087%, 11/25/24 (d)		1,396	1,436,036
Series 2015-C01, Class 1M2
4.487%, 2/25/25 (d)		975	966,421
Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class M2
2.387%, 3/25/25 (d)		1,286	1,264,624

			15,635,414

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		2,141	1,968,265
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		406	400,300
Series 2006-9T1, Class A1
5.75%, 5/25/36		465	410,957
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		358	318,804
CSMC Series 2010-6R
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		506	425,052
JP Morgan Mortgage Trust
Series 2006-A1, Class 2A2
2.74%, 2/25/36		952	858,750
RBSSP Resecuritization Trust 2009-7
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		711	595,254
Sequoia Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2013-6, Class A1
2.50%, 5/25/43	U.S.$	1,299	$1,213,936

			6,191,318

Non-Agency Floating Rate - 0.1%
RBSSP Resecuritization Trust 2010-9
Series 2010-9, Class 7A6
7.042%, 5/26/37 (a)(f)		621	506,540

Agency Fixed Rate - 0.0%
Federal National Mortgage Association
Series 2010-117, Class DI
4.50%, 5/25/25 (g)		3,005	318,123

Total Collateralized Mortgage Obligations (cost $22,771,011)			22,651,395

CORPORATES - NON-INVESTMENT GRADE - 1.2%
Financial Institutions - 0.6%
Banking - 0.6%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (e)		275	284,625
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)		205	230,113
7.75%, 4/10/23		1,035	1,121,681
BNP Paribas SA
5.019%, 4/13/17 (a)(e)	EUR	150	174,594
Citigroup, Inc.
Series P
5.95%, 5/15/25 (e)	U.S.$	980	943,249
Credit Suisse Group AG
7.50%, 12/11/23 (a)(e)		780	815,100
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,190	1,156,137
Lloyds Banking Group PLC
7.50%, 6/27/24 (e)		355	365,650
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,265	1,395,471
Societe Generale SA
5.922%, 4/05/17 (a)(e)		330	337,838

			6,824,458

Finance - 0.0%
AerCap Aviation Solutions BV
6.375%, 5/30/17		451	477,496

			7,301,954

Industrial - 0.5%
Capital Goods - 0.1%
Berry Plastics Corp.
5.125%, 7/15/23		277	270,075
Sealed Air Corp.

	Principal Amount (000)		U.S. $ Value
4.50%, 9/15/23 (a)	EUR	173	$194,798

			464,873

Communications - Media - 0.1%
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	450	510,187
Intelsat Jackson Holdings SA
5.50%, 8/01/23		390	345,345

			855,532

Communications - Telecommunications - 0.2%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	105	118,815
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,230	1,254,600
Sprint Corp.
7.875%, 9/15/23		495	482,774

			1,856,189

Consumer Cyclical - Other - 0.0%
KB Home
4.75%, 5/15/19		265	263,012
MCE Finance Ltd.
5.00%, 2/15/21 (a)		200	190,500

			453,512

Energy - 0.1%
ONEOK, Inc.
4.25%, 2/01/22		595	574,454
Southern Star Central Corp.
5.125%, 7/15/22 (a)		482	489,230
Transocean, Inc.
6.50%, 11/15/20		450	416,813

			1,480,497

Technology - 0.0%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		345	313,087

Transportation - Services - 0.0%
Hertz Corp. (The)
6.75%, 4/15/19		440	454,036

			5,877,726

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		385	422,537
NRG Energy, Inc.
6.25%, 5/01/24		330	327,526

			750,063

Total Corporates - Non-Investment Grade (cost $14,280,361)			13,929,743

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 0.6%
Australia - 0.1%
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	1,506	$1,522,319

Canada - 0.1%
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)		743	752,191

France - 0.1%
BNP Paribas Home Loan SFH
3.75%, 1/11/21 (a)	EUR	1,000	1,313,257

Norway - 0.1%
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		573	759,080

Spain - 0.0%
CaixaBank SA
Series 27
0.091%, 1/09/18 (d)		200	220,814

Switzerland - 0.1%
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		660	780,040
UBS AG/London
Series E
1.375%, 4/16/21 (a)		670	777,990

			1,558,030

United Kingdom - 0.1%
Abbey National Treasury Services PLC/London
Series E
1.625%, 11/26/20 (a)		664	780,380

Total Covered Bonds (cost $7,046,095)			6,906,071

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	1,503	1,579,614

China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		951	996,073

Mexico - 0.1%
Petroleos Mexicanos
4.50%, 1/23/26 (a)		1,300	1,270,620

South Korea - 0.0%
Korea Development Bank (The)
3.25%, 3/09/16		509	516,330

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.2%
MDC-GMTN B.V.
3.25%, 4/28/22 (a)	U.S.$	1,850	$1,879,359

Total Quasi-Sovereigns (cost $6,097,978)			6,241,996

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,342,510)		6,490	5,873,813

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		858	850,141

Canada - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		295	299,425

France - 0.1%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		399	401,232
1.50%, 10/07/17 (a)		735	736,773

			1,138,005

Germany - 0.0%
Landwirtschaftliche Rentenbank
3.75%, 2/11/16 (a)	EUR	496	565,932

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		776	786,088

Qatar - 0.0%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)	U.S.$	200	190,000

United Kingdom - 0.1%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	1,140	932,345

Total Governments - Sovereign Agencies (cost $5,127,530)			4,761,936

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of British Columbia Canada
3.25%, 12/18/21		1,337	1,170,276
Province of Manitoba Canada
3.85%, 12/01/21		1,220	1,098,967

Total Local Governments - Provincial Bonds (cost $2,611,121)			2,269,243

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond 4.125%, 1/15/25 (a)
(cost $1,326,288)	U.S.$	1,305	$1,280,531

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Option on Equity Indices - 0.1%
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (h)(i)		56,500	1,053,961
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (h)(i)		39,293	102,433

Total Options Purchased - Calls (premiums paid $2,424,182)			1,156,394

	Shares
SHORT-TERM INVESTMENTS - 22.1%
Investment Companies - 19.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio,
0.10% (c)(j)
(cost $226,708,810)		226,708,810	226,708,810

	Principal Amount (000)
U.S. TREASURY BILLS - 2.3%
U.S. Treasury Bill
Zero Coupon, 7/16/15 (b)	U.S.$	500	499,997
Zero Coupon, 8/06/15-8/20/15		26,480	26,479,631

Total U.S. Treasury Bills (cost $26,979,628)			26,979,628

Commercial Paper - 0.3%
Banque Caisse Depargne Letat C Zero Coupon, 9/01/15 (cost $2,968,466)		2,970	2,968,466

Certificates of Deposit - 0.1%
Royal Bank Of Canada/new York
0.285%, 9/10/15 (d)
(cost $886,121)		886	886,121

Total Short-Term Investments (cost $257,543,025)			257,543,025

U.S. $ Value
Total Investments - 105.2% (cost $1,248,694,028) (k)	$1,231,022,708
Other assets less liabilities - (5.2)%	(60,318,731)

Net Assets - 100.0%	$1,170,703,977

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	38	September 2015	$4,225,878	$4,259,408	$33,530
10 Yr Japan Bond (OSE) Futures	4	September 2015	4,794,727	4,803,530	8,803
Euro STOXX 50 Futures	255	September 2015	9,822,829	9,768,089	(54,740)
FTSE 100 Index Futures	79	September 2015	8,267,447	8,060,921	(206,526)
Hang Seng Index Futures	13	July 2015	2,286,109	2,197,315	(88,794)
Long GILT Futures	16	September 2015	2,925,708	2,909,452	(16,256)
Russell 2000 E Mini Futures	10	September 2015	1,245,602	1,250,400	4,798
S&P Mid 400 E Mini Futures	10	September 2015	1,508,591	1,498,100	(10,491)
SPI 200 Futures	40	September 2015	4,255,951	4,164,056	(91,895)
TOPIX Index Futures	300	September 2015	40,620,149	39,968,133	(652,016)
U.S. Long Bond (CBT) Futures	3	September 2015	453,591	452,531	(1,060)
U.S. T-Note 2 Yr (CBT) Futures	37	September 2015	8,100,741	8,100,688	(53)
U.S. T-Note 5 Yr (CBT) Futures	106	September 2015	12,623,266	12,641,328	18,062
U.S. T-Note 10 Yr (CBT) Futures	333	September 2015	41,924,165	42,015,234	91,069
U.S. Ultra Bond Futures	101	September 2015	15,738,353	15,560,313	(178,040)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	103	September 2015	123,446,354	123,690,893	(244,539)
Euro BUXL 30 Yr Bond Futures	51	September 2015	8,558,810	8,451,273	107,537
Euro-BOBL Futures	188	September 2015	27,106,645	27,158,895	(52,250)
Euro-BUND Futures	142	September 2015	23,969,866	24,062,913	(93,047)
S&P Mid 400 E Mini Futures	52	September 2015	5,400,927	5,341,440	59,487
U.S. Long Bond (CBT) Futures	7	September 2015	1,058,263	1,055,906	2,357
U.S. T-Note 2 Yr (CBT) Futures	31	September 2015	6,774,424	6,787,063	(12,639)
U.S. T-Note 5 Yr (CBT) Futures	107	September 2015	12,743,256	12,760,586	(17,330)
U.S. T-Note 10 Yr (CBT) Futures	317	September 2015	40,080,828	39,996,484	84,344

					$(1,309,689)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	950,000	USD	7,969	7/15/15	$205,189
Barclays Bank PLC	USD	2,381	GBP	1,525	7/10/15	15,710
Barclays Bank PLC	USD	3,224	IDR	43,056,017	7/10/15	(2,721)
Barclays Bank PLC	USD	3,429	MXN	52,609	7/16/15	(84,790)
Barclays Bank PLC	KRW	1,181,268	USD	1057	8/07/15	2769
Barclays Bank PLC	KRW	8,305,906	USD	7,408	8/07/15	(2,071)
Barclays Bank PLC	USD	1,545	JPY	189,325	8/13/15	2,675
Barclays Bank PLC	TWD	49,491	USD	1,596	8/14/15	(7,454)
BNP Paribas SA	USD	1,625	GBP	1,043	7/10/15	12,905
BNP Paribas SA	CAD	12,527	USD	10,158	7/23/15	131,729
BNP Paribas SA	JPY	2,227,654	USD	17,944	7/24/15	(262,318)
BNP Paribas SA	USD	1,640	SGD	2,228	7/24/15	13,222
BNP Paribas SA	USD	2,171	AUD	2,826	8/07/15	4,943
Credit Suisse International	BRL	5,497	USD	1,772	7/02/15	3,704
Credit Suisse International	USD	1,773	BRL	5,496	7/02/15	(5,190)
Credit Suisse International	USD	1,629	GBP	1,043	7/10/15	9,157
Credit Suisse International	MXN	48,610	USD	3,160	7/16/15	70,181
Credit Suisse International	BRL	5,497	USD	1,753	8/04/15	5,754
Deutsche Bank AG	USD	356	GBP	232	7/10/15	8,398
Goldman Sachs Bank USA	BRL	8,057	USD	2,612	7/02/15	20,535
Goldman Sachs Bank USA	USD	2,596	BRL	8,057	7/02/15	(4,572)
HSBC Bank USA	BRL	4,450	USD	1,434	7/02/15	2,999
HSBC Bank USA	USD	1,397	BRL	4,450	7/02/15	34,406
HSBC Bank USA	ZAR	70,959	USD	5,848	7/15/15	28,423
HSBC Bank USA	MXN	36,209	USD	2,358	7/16/15	56,657
HSBC Bank USA	USD	1,556	BRL	4,941	8/04/15	15,321
HSBC Bank USA	AUD	6,302	USD	5,013	8/13/15	162,262
HSBC Bank USA	NZD	6,098	USD	4,168	8/14/15	51,539
Morgan Stanley & Co., Inc.	BRL	16,775	USD	5,407	7/02/15	11,304
Morgan Stanley & Co., Inc.	USD	5,378	BRL	16,775	7/02/15	17,988
Morgan Stanley & Co., Inc.	EUR	46,768	USD	52,544	7/30/15	386,137
Morgan Stanley & Co., Inc.	BRL	16,775	USD	5,318	8/04/15	(15,855)
Morgan Stanley & Co., Inc.	CHF	976	USD	1,050	8/13/15	4,338
Royal Bank of Scotland PLC	IDR	16,947,516	USD	1,255	7/10/15	(13,024)
Royal Bank of Scotland PLC	SEK	8,248	USD	987	7/29/15	(8,843)
Standard Chartered Bank	BRL	10,381	USD	3,346	7/02/15	6,995
Standard Chartered Bank	USD	3,330	BRL	10,381	7/02/15	8,890
Standard Chartered Bank	USD	802	SGD	1,089	7/24/15	6,583
Standard Chartered Bank	AUD	25,735	USD	19,666	8/07/15	(150,189)
Standard Chartered Bank	EUR	5,519	USD	6,268	8/13/15	111,275
Standard Chartered Bank	USD	2,558	GBP	1,679	8/13/15	78,948
Standard Chartered Bank	USD	11,789	JPY	1,407,730	8/13/15	(280,854)
State Street Bank & Trust Co.	BRL	36,222	USD	11,389	7/02/15	(261,185)
State Street Bank & Trust Co.	GBP	22,118	USD	33,904	7/10/15	(846,749)
State Street Bank & Trust Co.	USD	152	ZAR	1,844	7/15/15	(982)
State Street Bank & Trust Co.	USD	70	MXN	1,088	7/16/15	(1,130)
State Street Bank & Trust Co.	PLN	5,182	USD	1,383	7/23/15	5,492
State Street Bank & Trust Co.	SGD	4,062	USD	3,011	7/24/15	(4,219)
State Street Bank & Trust Co.	USD	277	SGD	376	7/24/15	2,267
State Street Bank & Trust Co.	EUR	1,187	USD	1,348	7/30/15	24,659
State Street Bank & Trust Co.	EUR	2,626	USD	2,927	7/30/15	(2,027)
State Street Bank & Trust Co.	CAD	29	USD	24	8/13/15	990

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	5,420	CHF	4,933	8/13/15	$(135,369)
UBS AG	EUR	2,734	USD	3,060	8/13/15	10,436

						$(554,762)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Citigroup Global Markets, Inc. /(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.06%	$589	$45,689	$8,921
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(98)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(194)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	210	13,320	(143)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	192	12,189	(231)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	232	14,702	(268)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	194	12,314	(327)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	204	12,252	(406)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	193	12,314	(515)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(509)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	194	12,943	(391)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(642)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	92	9,173	(1,154)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	101	6,408	(950)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(900)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(921)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	145	5,843	(850)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(1,229)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(1,312)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	152	9,676	(1,371)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(1,391)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	204	12,943	(1,405)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	145	9,173	(1,498)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(1,643)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	144	9,110	(1,650)

				$289,149	$(11,077)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	CAD	20,560	3/10/17	0.973%	3 Month CDOR	$(24,109)
Citigroup Global Markets, Inc./(LCH Group)	AUD	27,240	3/11/17	2.140%	3 Month BBSW	3
Citigroup Global Markets, Inc./(LCH Group)	CAD	19,060	6/05/17	1.050%	3 Month CDOR	(45,353)
Citigroup Global Markets, Inc./(LCH Group)	NZD	37,540	6/09/17	3.368%	3 Month BKBM	(121,308)
Citigroup Global Markets, Inc./(LCH Group)	AUD	23,970	6/09/17	2.199%	3 Month BBSW	(16,564)
Citigroup Global Markets, Inc./(LCH Group)		$1,600	4/01/20	1.562%	3 Month LIBOR	6,045
Citigroup Global Markets, Inc./(LCH Group)	GBP	6,930	6/05/20	6 Month LIBOR	1.649%	(11,900)
Citigroup Global Markets, Inc./(LCH Group)		$3,650	7/02/20	3 Month LIBOR	1.778%	1,237
Citigroup Global Markets, Inc./(LCH Group)		2,650	11/12/24	2.463%	3 Month LIBOR	(22,788)
Citigroup Global Markets, Inc./(LCH Group)	AUD	4,140	3/11/25	6 Month BBSW	2.973%	(89,704)
Citigroup Global Markets, Inc./(LCH Group)		$610	4/21/25	1.972%	3 Month LIBOR	23,273
Citigroup Global Markets, Inc./(LCH Group)	NZD	8,750	6/09/25	3 Month BKBM	4.063%	79,297
Citigroup Global Markets, Inc./(LCH Group)	AUD	2,600	6/09/25	6 Month BBSW	3.370%	5,326
Citigroup Global Markets, Inc./(LCH Group)		$1,900	6/09/25	2.472%	3 Month LIBOR	(7,165)
Citigroup Global Markets, Inc./(LCH Group)		1,430	6/09/25	2.470%	3 Month LIBOR	(5,197)
Citigroup Global Markets, Inc./(LCH Group)	GBP	650	6/05/45	2.392%	6 Month LIBOR	(15,492)

						$(244,399)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	6.29%	343	$15,378	$22,833	$(7,455)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	3.55	657	(33,792)	(33,260)	(532)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	3.55	573	(29,471)	(27,975)	(1,496)
Sale Contracts
Barclays Bank PLC:
Kohl’s Corp., 6.25%, 12/15/17, 12/20/19*	1.00	0.75	750	7,744	(7,178)	14,922

				$(40,141)	$(45,580)	$5,439

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,200	1/15/16	CPI #	0.970%		$25,391
Barclays Bank PLC	4,810	3/04/16	CPI #	1.170%		10,379
Barclays Bank PLC	2,850	7/15/16	1.433%	CPI	#	(41,852)
Citibank	2,200	1/15/16	0.945%	CPI	#	(24,768)
JPMorgan Chase Bank	4,010	1/15/20	1.795%	CPI	#	1,272

						$(29,578)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	BRL	38,200	1/02/17	CDI	13.190%	$(96,370)
Citibank		17,800	1/04/21	12.305%	CDI	20,653

						$(75,717)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
Standard and Poor’s Midcap 400 Index	2,960	LIBOR Plus 0.07%	USD	6,425	2/3/16	$(110,714)
MSCI Daily TR Net EAFE	4,408	LIBOR Plus 0.27%	USD	22,947	5/16/16	(302,385)
Goldman Sachs International
Russell 2000 Total Return Index	846	LIBOR Minus 0.55%	USD	4,986	3/15/16	51,726
Standard and Poor’s Midcap 400 Index	195	LIBOR Plus 0.07%	USD	423	3/15/16	(7,294)

						$(368,667)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $145,651,065 or 12.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Variable rate coupon, rate shown as of June 30, 2015.
(g)	IO - Interest Only
(h)	One contract relates to 1 share.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,731,847 and gross unrealized depreciation of investments was $(22,403,167) resulting in net unrealized depreciation of $(17,671,320).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen

KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BTAN	-	Bon à Taux Annuel Normalisé
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$263,629,019		$	– 0	–	$263,629,019
Investment Companies		200,719,938		– 0	–		– 0	–	200,719,938
Corporates - Investment Grade		– 0	–	150,038,728			– 0	–	150,038,728
Inflation-Linked Securities		– 0	–	120,836,388			– 0	–	120,836,388
Mortgage Pass-Throughs		– 0	–	82,404,504			– 0	–	82,404,504
Asset-Backed Securities		– 0	–	41,997,209			7,865,647		49,862,856
Commercial Mortgage-Backed Securities		– 0	–	29,296,560			11,620,568		40,917,128
Collateralized Mortgage Obligations		– 0	–	318,123			22,333,272		22,651,395
Corporates - Non-Investment Grade		– 0	–	13,929,743			– 0	–	13,929,743
Covered Bonds		– 0	–	6,906,071			– 0	–	6,906,071
Quasi-Sovereigns		– 0	–	6,241,996			– 0	–	6,241,996
Agencies		– 0	–	5,873,813			– 0	–	5,873,813
Governments - Sovereign Agencies		– 0	–	4,761,936			– 0	–	4,761,936

Investments in Securities:	Level 1			Level 2		Level 3			Total
Local Governments - Provincial Bonds	$	– 0	–	$2,269,243		$	– 0	–	$2,269,243
Governments - Sovereign Bonds		– 0	–	1,280,531			– 0	–	1,280,531
Options Purchased - Calls		– 0	–	1,156,394			– 0	–	1,156,394
Short-Term Investments:
Investment Companies		226,708,810		– 0	–		– 0	–	226,708,810
U.S. Treasury Bills		– 0	–	26,979,628			– 0	–	26,979,628
Commercial Paper		– 0	–	2,968,466			– 0	–	2,968,466
Certificates of Deposit		– 0	–	886,121			– 0	–	886,121

Total Investments in Securities		427,428,748		761,774,473			41,819,487		1,231,022,708
Other Financial Instruments* :
Assets:
Futures		409,987		– 0	–		– 0	–	409,987
Forward Currency Exchange Contracts		– 0	–	1,534,780			– 0	–	1,534,780
Centrally Cleared Credit Default Swaps		– 0	–	8,921			– 0	–	8,921
Centrally Cleared Interest Rate Swaps		– 0	–	115,181			– 0	–	115,181
Credit Default Swaps		– 0	–	14,922			– 0	–	14,922
Inflation (CPI) Swaps		– 0	–	37,042			– 0	–	37,042
Interest Rate Swaps		– 0	–	20,653			– 0	–	20,653
Total Return Swaps		– 0	–	51,726			– 0	–	51,726
Liabilities:
Futures		(625,705)		(1,093,971)			– 0	–	(1,719,676)
Forward Currency Exchange Contracts		– 0	–	(2,089,542)			– 0	–	(2,089,542)
Centrally Cleared Credit Default Swaps		– 0	–	(19,998)			– 0	–	(19,998)
Centrally Cleared Interest Rate Swaps		– 0	–	(359,580)			– 0	–	(359,580)
Credit Default Swaps		– 0	–	(9,483)			– 0	–	(9,483)
Inflation (CPI) Swaps		– 0	–	(66,620)			– 0	–	(66,620)
Interest Rate Swaps		– 0	–	(96,370)			– 0	–	(96,370)
Total Return Swaps		– 0	–	(420,393)			– 0	–	(420,393)

Total^		$427,213,030		$759,401,741			$41,819,487		$1,228,434,258

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Overlay B Portfolio	Asset- Backed Securities			Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$	– 0	–	$2,832,949		$11,188,339
Accrued discounts/(premiums)		(428)		(17,108)		17,074
Realized gain (loss)		– 0	–	(2,999)		(73,866)
Change in unrealized appreciation/depreciation		19,451		(261,342)		162,894
Purchases/Payups		7,846,624		9,091,685		20,252,064
Sales/Paydowns		– 0	–	(22,617)		(9,213,233)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/15		$7,865,647		$11,620,568		$22,333,272

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15		$19,451		$(261,342)		$161,457

	Total
Balance as of 9/30/14	$14,021,288
Accrued discounts/(premiums)	(462)
Realized gain (loss)	(76,865)
Change in unrealized appreciation/depreciation	(78,997)
Purchases/Payups	37,190,373
Sales/Paydowns	(9,235,850)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 6/30/15	$41,819,487

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$(80,434)

As of June 30, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.4%
Information Technology - 13.8%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	808,845	$9,609,078
BYD Electronic International Co., Ltd. (a)	863,000	1,166,973
F5 Networks, Inc. (a)	45,300	5,451,855
Finisar Corp. (a)	42,230	754,650
Palo Alto Networks, Inc. (a)	6,506	1,136,598
Polycom, Inc. (a)	44,420	508,165
VTech Holdings Ltd.	65,000	858,710

		19,486,029

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	272,028	15,769,463
Arrow Electronics, Inc. (a)	15,340	855,972
Avnet, Inc.	25,060	1,030,217
CDW Corp./DE	25,680	880,310
Celestica, Inc. (a)	36,870	429,167
Delta Electronics, Inc.	97,000	496,239
Insight Enterprises, Inc. (a)	14,062	420,595
Ju Teng International Holdings Ltd.	420,000	203,185
Keysight Technologies, Inc. (a)	22,400	698,656
Largan Precision Co., Ltd.	7,000	799,055
Samsung Electro-Mechanics Co., Ltd.	4,500	205,833
TTM Technologies, Inc. (a)	57,060	570,029
Vishay Intertechnology, Inc.	75,270	879,154
Zebra Technologies Corp.-Class A (a)	10,545	1,171,022

		24,408,897

Internet Software & Services - 2.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	3,909	321,593
Baidu, Inc. (Sponsored ADR) (a)	31,330	6,237,176
CoStar Group, Inc. (a)	6,730	1,354,480
eBay, Inc. (a)	318,443	19,183,006
Facebook, Inc.-Class A (a)	325,591	27,924,312
Google, Inc.-Class A (a)	33,600	18,145,344
Google, Inc.-Class C (a)	34,193	17,797,798
GrubHub, Inc. (a)	15,680	534,218
HomeAway, Inc. (a)	21,530	670,014
Just Dial Ltd.	17,544	348,580
Pandora Media, Inc. (a)	31,148	484,040
Tencent Holdings Ltd.	221,900	4,440,095

		97,440,656

IT Services - 2.2%
Amadeus IT Holding SA-Class A	47,100	1,880,241
Amdocs Ltd.	292,192	15,950,761
Booz Allen Hamilton Holding Corp.	43,300	1,092,892
CGI Group, Inc.-Class A (a)	30,330	1,186,245
Fidelity National Information Services, Inc.	71,800	4,437,240
Fiserv, Inc. (a)	156,600	12,971,178
Genpact Ltd. (a)	30,760	656,111
HCL Technologies Ltd.	162,980	2,354,867

Company	Shares	U.S. $ Value
Obic Co., Ltd.	55,600	$2,478,798
QIWI PLC (Sponsored ADR)	3,333	93,491
Tata Consultancy Services Ltd.	70,510	2,829,037
Vantiv, Inc.-Class A (a)	26,635	1,017,191
VeriFone Systems, Inc. (a)	20,473	695,263
Visa, Inc.-Class A	460,000	30,889,000
Xerox Corp.	1,273,100	13,545,784

		92,078,099

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	99,770	239,448
Advanced Semiconductor Engineering, Inc.	1,766,000	2,392,763
Advanced Semiconductor Engineering, Inc. (ADR)	103,780	684,948
Applied Materials, Inc.	1,078,294	20,724,811
Cavium, Inc. (a)	10,637	731,932
Fairchild Semiconductor International, Inc. (a)	59,680	1,037,238
Hua Hong Semiconductor Ltd. (a)(b)	312,000	412,965
Infineon Technologies AG	227,740	2,826,160
Intel Corp.	639,655	19,455,107
Intersil Corp.-Class A	32,201	402,834
Kinsus Interconnect Technology Corp.	224,000	613,799
Lam Research Corp.	9,460	769,571
Mellanox Technologies Ltd. (a)	12,154	590,563
Novatek Microelectronics Corp.	634,000	3,058,020
ON Semiconductor Corp. (a)	87,335	1,020,946
SCREEN Holdings Co., Ltd.	661,000	4,159,811
SK Hynix, Inc.	15,780	598,086
Sumco Corp.	298,300	3,730,840
Taiwan Semiconductor Manufacturing Co., Ltd.	721,000	3,279,553
Tokyo Electron Ltd.	81,800	5,198,967

		71,928,362

Software - 3.4%
ANSYS, Inc. (a)	250,300	22,837,372
Aspen Technology, Inc. (a)	15,717	715,909
Barracuda Networks, Inc. (a)	24,379	965,896
Cadence Design Systems, Inc. (a)	62,113	1,221,142
Constellation Software, Inc./Canada	2,440	968,694
Dassault Systemes	79,340	5,759,620
Electronic Arts, Inc. (a)	504,005	33,516,333
Guidewire Software, Inc. (a)	15,547	822,903
Microsoft Corp.	1,021,836	45,114,059
Mobileye NV (a)	163,497	8,693,136
NetSuite, Inc. (a)	7,725	708,769
NICE-Systems Ltd.	26,967	1,712,723
Oracle Corp.	154,500	6,226,350
Oracle Corp. Japan	58,300	2,437,272
Sage Group PLC (The)	77,160	621,101
SAP SE	12,707	890,459
ServiceNow, Inc. (a)	95,556	7,100,767
SolarWinds, Inc. (a)	25,511	1,176,822
Tableau Software, Inc.-Class A (a)	9,038	1,042,081
Take-Two Interactive Software, Inc. (a)	25,207	694,957
Ultimate Software Group, Inc. (The) (a)	5,801	953,336

		144,179,701

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (c)	634,805	$79,620,417
Asustek Computer, Inc.	80,000	779,117
Casetek Holdings Ltd.	70,000	433,013
Catcher Technology Co., Ltd.	299,000	3,738,098
EMC Corp./MA	512,556	13,526,353
Hewlett-Packard Co.	945,200	28,365,452
Lenovo Group Ltd.	286,000	395,413
NCR Corp. (a)	35,780	1,076,978
Samsung Electronics Co., Ltd.	2,890	3,278,951
Samsung Electronics Co., Ltd. (GDR) (b)	4,289	1,900,167

		133,113,959

		582,635,703

Consumer Discretionary - 12.1%
Auto Components - 0.7%
Aisin Seiki Co., Ltd.	100,800	4,285,939
Continental AG	18,780	4,446,678
Dana Holding Corp.	42,480	874,239
Hankook Tire Co., Ltd.	47,340	1,780,386
Lear Corp.	8,170	917,164
Magna International, Inc. (New York)-Class A	71,110	3,988,560
Nokian Renkaat Oyj	80,700	2,528,363
Plastic Omnium SA	72,270	1,848,817
Sumitomo Electric Industries Ltd.	344,300	5,328,848
Tenneco, Inc. (a)	15,120	868,493
Valeo SA	25,403	4,018,322

		30,885,809

Automobiles - 1.2%
Ford Motor Co.	1,777,712	26,683,457
Great Wall Motor Co., Ltd.-Class H (d)(e)	90,000	441,202
Honda Motor Co., Ltd.	197,800	6,392,863
Kia Motors Corp.	11,400	462,498
Peugeot SA (a)	211,000	4,351,204
Tata Motors Ltd. (Sponsored ADR)	22,624	779,849
Tata Motors Ltd.-Class A	54,598	223,158
Thor Industries, Inc.	7,850	441,798
Toyota Motor Corp.	184,500	12,346,236

		52,122,265

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	19,287	1,114,789
Estacio Participacoes SA	457,000	2,645,781
Grand Canyon Education, Inc. (a)	23,263	986,351
Kroton Educacional SA	774,100	2,960,358
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	30,812	755,510
TAL Education Group (ADR) (a)	124,859	4,407,523

		12,870,312

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 1.4%
Betfair Group PLC	25,260	$955,179
Bloomin’ Brands, Inc.	43,660	932,141
Buffalo Wild Wings, Inc. (a)	3,163	495,610
Habit Restaurants, Inc. (The) (a)	22,173	693,793
Melco International Development Ltd.	1,277,000	1,806,196
Merlin Entertainments PLC (b)	640,486	4,295,647
NagaCorp Ltd.	322,000	238,308
Norwegian Cruise Line Holdings Ltd. (a)	17,245	966,410
Oriental Land Co., Ltd./Japan	10,400	663,407
Sodexo SA	75,590	7,195,996
Starbucks Corp.	664,400	35,621,806
Tabcorp Holdings Ltd.	284,791	998,262
Tatts Group Ltd.	218,126	625,423
Wyndham Worldwide Corp.	11,302	925,747
Yum! Brands, Inc.	32,010	2,883,461

		59,297,386

Household Durables - 0.1%
Even Construtora e Incorporadora SA	135,000	143,289
Hanssem Co., Ltd.	1,146	288,553
Helen of Troy Ltd. (a)	7,000	682,430
Meritage Homes Corp. (a)	20,020	942,742
PulteGroup, Inc.	26,750	539,013
Skyworth Digital Holdings Ltd.	1,002,000	892,032
Tempur Sealy International, Inc. (a)	16,427	1,082,539

		4,570,598

Internet & Catalog Retail - 0.5%
JD.com, Inc. (ADR) (a)	15,347	523,333
Priceline Group, Inc. (The) (a)	16,148	18,592,323
Vipshop Holdings Ltd. (ADR) (a)	42,150	937,837

		20,053,493

Media - 2.6%
AMC Networks, Inc.-Class A (a)	13,562	1,110,050
Cineplex, Inc.	16,170	608,738
Comcast Corp.-Class A	426,438	25,645,981
CTS Eventim AG & Co. KGaA	42,387	1,545,479
Liberty Global PLC-Class A (a)	9,413	508,961
Liberty Global PLC-Series C (a)	130,423	6,603,316
Naspers Ltd.-Class N	7,230	1,124,296
Reed Elsevier PLC	156,920	2,550,056
Sky PLC	62,930	1,024,981
Smiles SA	22,200	376,224
Surya Citra Media Tbk PT	558,500	120,197
Thomson Reuters Corp.	45,810	1,744,374
Time Warner, Inc.	264,283	23,100,977
Vivendi SA	180,977	4,588,957
Walt Disney Co. (The)	317,499	36,239,336
Wolters Kluwer NV	63,310	1,884,343
WPP PLC	71,050	1,594,801

		110,371,067

Company	Shares	U.S. $ Value
Multiline Retail - 1.4%
B&M European Value Retail SA	1,150,950	$6,201,107
Big Lots, Inc.	24,080	1,083,359
Dillard’s, Inc.-Class A	6,410	674,268
Dollar General Corp.	343,889	26,733,931
Kohl’s Corp.	315,344	19,743,688
Matahari Department Store Tbk PT	461,000	571,362
Next PLC	16,110	1,885,544
Poundland Group PLC	458,090	2,327,029

		59,220,288

Specialty Retail - 2.7%
AutoZone, Inc. (a)	21,400	14,271,660
Caleres, Inc.	22,500	715,050
Children’s Place, Inc. (The)	15,940	1,042,635
Five Below, Inc. (a)	24,349	962,516
Foschini Group Ltd. (The)	30,868	403,512
GameStop Corp.-Class A	355,462	15,270,647
Home Depot, Inc. (The)	310,000	34,450,300
L Brands, Inc.	78,873	6,761,782
L’Occitane International SA	47,000	133,999
Lithia Motors, Inc.-Class A	4,176	472,556
Luk Fook Holdings International Ltd.	82,000	241,470
Office Depot, Inc. (a)	1,300,164	11,259,421
Pier 1 Imports, Inc.	44,170	557,867
Ross Stores, Inc.	230,834	11,220,841
Select Comfort Corp. (a)	30,783	925,645
Sports Direct International PLC (a)	556,167	6,270,721
Tractor Supply Co.	12,892	1,159,507
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,543	1,319,466
WH Smith PLC	39,310	942,724
Yamada Denki Co., Ltd.	778,500	3,114,218

		111,496,537

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	94,925	7,715,295
Cie Financiere Richemont SA (Johannesburg)	143,330	1,168,935
Crocs, Inc. (a)	59,940	881,717
Eclat Textile Co., Ltd.	117,240	1,923,705
Global Brands Group Holding Ltd. (a)	4,664,000	968,141
HUGO BOSS AG	29,373	3,283,786
NIKE, Inc.-Class B	244,700	26,432,494
Pacific Textiles Holdings Ltd.	558,000	892,621
Samsonite International SA	1,294,600	4,453,025
Titan Co., Ltd.	83,427	477,528
Under Armour, Inc.-Class A (a)	9,469	790,093
Yue Yuen Industrial Holdings Ltd.	430,000	1,432,767

		50,420,107

		511,307,862

Financials - 9.8%
Banks - 4.2%
Associated Banc-Corp	36,060	730,936
Australia & New Zealand Banking Group Ltd.	69,850	1,733,478
Axis Bank Ltd.	87,610	766,705
Banco Bradesco SA (Preference Shares)	20,040	183,699

Company	Shares	U.S. $ Value
Banco Davivienda SA (Preference Shares)	35,414	$363,490
Banco do Brasil SA	76,100	594,290
Banco Macro SA (ADR)	5,720	260,832
Bangkok Bank PCL (NVDR)	95,200	500,675
Bank Hapoalim BM	560,626	3,017,262
Bank Mandiri Persero Tbk PT	804,500	604,767
Bank of America Corp.	1,567,823	26,684,347
Bank of Baroda	208,230	471,362
Bank of China Ltd.-Class H	3,865,000	2,513,289
Bank of Communications Co., Ltd.-Class H	963,000	1,002,366
Bank of Queensland Ltd.	464,174	4,567,219
BOC Hong Kong Holdings Ltd.	683,000	2,851,481
China CITIC Bank Corp. Ltd.-Class H (a)	556,000	442,688
China Construction Bank Corp.-Class H	3,709,000	3,387,963
China Development Financial Holding Corp.	407,000	154,218
China Merchants Bank Co., Ltd.-Class H	396,500	1,156,793
Comerica, Inc.	18,380	943,262
Credicorp Ltd.	5,710	793,233
Danske Bank A/S	201,220	5,915,261
DBS Group Holdings Ltd.	138,800	2,129,698
DGB Financial Group, Inc.	69,606	728,959
FinecoBank Banca Fineco SpA	128,173	949,358
First Niagara Financial Group, Inc.	60,230	568,571
First Republic Bank/CA	14,025	883,996
Hang Seng Bank Ltd.	32,800	640,615
HDFC Bank Ltd. (ADR)	18,810	1,138,569
Huntington Bancshares, Inc./OH	89,840	1,016,090
IBERIABANK Corp.	11,751	801,771
ICICI Bank Ltd.	63,600	308,636
ICICI Bank Ltd. (Sponsored ADR)	30,600	318,852
Industrial & Commercial Bank of China Ltd.-Class H	1,424,000	1,128,146
ING Groep NV	382,730	6,355,371
Itausa-Investimentos Itau SA (Preference Shares)	198,440	568,686
Kasikornbank PCL (NVDR)	53,400	297,918
KB Financial Group, Inc.	52,980	1,749,818
Komercni banka AS	3,702	820,652
Mitsubishi UFJ Financial Group, Inc.	1,346,500	9,687,342
Punjab National Bank	7,800	17,044
Resona Holdings, Inc.	303,800	1,656,964
Seven Bank Ltd.	988,200	4,574,585
Shinhan Financial Group Co., Ltd.	39,780	1,480,689
Signature Bank/New York NY (a)	7,792	1,140,671
State Bank of India	41,600	171,581
Susquehanna Bancshares, Inc.	53,040	748,925
SVB Financial Group (a)	7,215	1,038,816
Synovus Financial Corp.	21,230	654,309
Texas Capital Bancshares, Inc. (a)	8,670	539,621
Toronto-Dominion Bank (The)	14,980	636,140
UniCredit SpA	538,830	3,621,407
US Bancorp/MN	560,800	24,338,720
Webster Financial Corp.	17,910	708,341
Wells Fargo & Co.	809,254	45,512,445
Zions Bancorporation	37,450	1,188,476

		177,761,398

Capital Markets - 0.5%
Affiliated Managers Group, Inc. (a)	3,595	785,867

Company	Shares	U.S. $ Value
E*TRADE Financial Corp. (a)	25,130	$752,643
Goldman Sachs Group, Inc. (The)	22,400	4,676,896
Haitong Securities Co., Ltd.-Class H	50,800	134,313
Lazard Ltd.-Class A	20,114	1,131,211
Partners Group Holding AG	8,320	2,486,745
Stifel Financial Corp. (a)	14,111	814,769
UBS Group AG (a)	542,153	11,502,577

		22,285,021

Consumer Finance - 1.1%
Capital One Financial Corp.	286,100	25,168,217
Discover Financial Services	355,271	20,470,715
Muthoot Finance Ltd.	41,982	132,347
Shriram Transport Finance Co., Ltd.	26,350	352,122
SLM Corp. (a)	85,270	841,615

		46,965,016

Diversified Financial Services - 0.2%
Challenger Ltd./Australia	452,400	2,345,058
Cielo SA	25,200	355,172
ORIX Corp.	330,100	4,901,810
Power Finance Corp. Ltd. (a)	95,370	382,425
Premium Leisure Corp.	13,435,000	351,057

		8,335,522

Insurance - 3.2%
Admiral Group PLC	346,347	7,547,003
AIA Group Ltd.	1,987,200	12,942,415
Allstate Corp. (The)	494,725	32,092,811
American Financial Group, Inc./OH	17,010	1,106,330
American International Group, Inc.	447,495	27,664,141
Aon PLC	208,132	20,746,598
Aspen Insurance Holdings Ltd.	21,970	1,052,363
Assicurazioni Generali SpA	276,326	4,980,436
BB Seguridade Participacoes SA	97,300	1,067,167
CNO Financial Group, Inc.	63,380	1,163,023
Direct Line Insurance Group PLC	348,783	1,840,266
Euler Hermes Group	12,274	1,234,018
First American Financial Corp.	25,790	959,646
Hanover Insurance Group, Inc. (The)	14,040	1,039,381
Intact Financial Corp.	8,510	591,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,610	817,326
New China Life Insurance Co., Ltd.-Class H	69,800	417,333
NN Group NV	93,880	2,643,873
Ping An Insurance Group Co. of China Ltd.-Class H	37,000	497,904
Prudential PLC	395,380	9,528,474
Sampo Oyj-Class A	13,610	641,398
StanCorp Financial Group, Inc.	12,810	968,564
Topdanmark A/S (a)	43,620	1,169,337
Tryg A/S	92,900	1,936,963
Validus Holdings Ltd.	22,370	984,056

		135,632,165

Real Estate Investment Trusts (REITs) - 0.1%
DDR Corp.	36,830	569,392

Company	Shares	U.S. $ Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	287,970	$296,533
Gramercy Property Trust, Inc.	20,710	483,993
LTC Properties, Inc.	21,091	877,385
Mid-America Apartment Communities, Inc.	7,880	573,743
RLJ Lodging Trust	12,000	357,360
STAG Industrial, Inc.	20,970	419,400

		3,577,806

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	2,702,400	2,234,018
China Overseas Land & Investment Ltd.	174,000	614,740
China Resources Land Ltd.	134,000	433,671
CIFI Holdings Group Co., Ltd.	2,206,000	580,560
Daito Trust Construction Co., Ltd.	6,900	714,117
Global Logistic Properties Ltd.	4,373,000	8,209,292
Grupo GICSA SA de CV (a)	401,100	414,179
Huaku Development Co., Ltd.	55,000	119,390
Kaisa Group Holdings Ltd. (a)(d)(e)	422,000	84,927
KWG Property Holding Ltd.	1,100,000	924,115
Sunac China Holdings Ltd.	607,000	663,794

		14,992,803

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	34,173	934,631
Housing Development Finance Corp., Ltd.	296,080	6,029,749
LIC Housing Finance Ltd.	35,043	247,905

		7,212,285

		416,762,016

Health Care - 9.3%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	26,407	233,966
Agios Pharmaceuticals, Inc. (a)	2,178	242,063
Alder Biopharmaceuticals, Inc. (a)	9,709	514,286
Biogen, Inc. (a)(c)	65,352	26,398,287
CSL Ltd.	38,090	2,539,322
Dyax Corp. (a)	17,100	453,150
Gilead Sciences, Inc.	322,600	37,770,008
Isis Pharmaceuticals, Inc. (a)	6,459	371,715
KYTHERA Biopharmaceuticals, Inc. (a)	5,367	404,189
Medivation, Inc. (a)	7,434	848,963
PTC Therapeutics, Inc. (a)	5,172	248,928
Puma Biotechnology, Inc. (a)	2,757	321,880
Receptos, Inc. (a)	3,922	745,376
Sage Therapeutics, Inc. (a)	5,021	366,533
TESARO, Inc. (a)	7,053	414,646

		71,873,312

Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	15,913	997,904
Cochlear Ltd.	10,760	664,951
DBV Technologies SA (Sponsored ADR) (a)	10,539	313,851
DexCom, Inc. (a)	16,826	1,345,744

Company	Shares	U.S. $ Value
Essilor International SA	11,000	$1,317,805
HeartWare International, Inc. (a)	8,190	595,331
Intuitive Surgical, Inc. (a)	36,300	17,587,350
Medtronic PLC	206,060	15,269,046
Nevro Corp. (a)	9,394	504,928
Sartorius AG (Preference Shares)	7,850	1,459,324
Sirona Dental Systems, Inc. (a)	9,681	972,166

		41,028,400

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	19,149	1,499,941
Aetna, Inc.	199,446	25,421,387
Anthem, Inc.	241,831	39,694,140
Envision Healthcare Holdings, Inc. (a)	21,813	861,177
LifePoint Health, Inc. (a)	11,750	1,021,663
McKesson Corp.	75,808	17,042,396
Molina Healthcare, Inc. (a)	9,780	687,534
Premier, Inc.-Class A (a)	22,272	856,581
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	281,200	782,465
Sonic Healthcare Ltd.	174,830	2,878,869
UnitedHealth Group, Inc.	138,207	16,861,254
WellCare Health Plans, Inc. (a)	11,660	989,118

		108,596,525

Life Sciences Tools & Services - 0.7%
Eurofins Scientific SE	35,977	10,953,369
ICON PLC (a)	11,305	760,826
Quintiles Transnational Holdings, Inc. (a)	232,900	16,910,869

		28,625,064

Pharmaceuticals - 3.3%
Akorn, Inc. (a)	6,166	269,208
Allergan PLC (a)	75,635	22,952,197
Aspen Pharmacare Holdings Ltd. (a)	51,190	1,513,813
Astellas Pharma, Inc.	140,600	2,002,965
GlaxoSmithKline PLC	420,034	8,733,320
GW Pharmaceuticals PLC (ADR) (a)	3,251	399,353
Jazz Pharmaceuticals PLC (a)(c)	3,825	673,468
Johnson & Johnson	290,600	28,321,876
Lupin Ltd.	12,078	356,088
Merck & Co., Inc.	190,872	10,866,343
Novartis AG (REG)	43,030	4,232,450
Novo Nordisk A/S-Class B	113,925	6,251,619
Pfizer, Inc.	1,010,745	33,890,280
Recordati SpA	75,140	1,575,943
Roche Holding AG	44,748	12,546,955
Sanofi	6,500	643,044
Shionogi & Co., Ltd.	66,400	2,573,214
Sun Pharmaceutical Industries Ltd.	175,630	2,414,360
Tetraphase Pharmaceuticals, Inc. (a)	7,333	347,877
Teva Pharmaceutical Industries Ltd.	17,000	1,006,025

		141,570,398

		391,693,699

Company	Shares	U.S. $ Value
Industrials - 6.8%
Aerospace & Defense - 2.3%
Airbus Group SE	104,178	$6,785,873
Hexcel Corp.	27,742	1,379,887
L-3 Communications Holdings, Inc.	160,098	18,151,911
Northrop Grumman Corp.	153,909	24,414,585
Raytheon Co.	223,274	21,362,856
Safran SA	48,560	3,300,107
Spirit AeroSystems Holdings, Inc.-Class A (a)	17,270	951,750
TransDigm Group, Inc. (a)	5,060	1,136,830
United Technologies Corp.	118,708	13,168,278
Zodiac Aerospace	259,025	8,437,418

		99,089,495

Air Freight & Logistics - 0.1%
bpost SA	71,720	1,972,306
Expeditors International of Washington, Inc.	18,428	849,623
Oesterreichische Post AG	18,185	836,587

		3,658,516

Airlines - 0.7%
China Eastern Airlines Corp., Ltd.-Class H (a)	406,000	339,192
China Southern Airlines Co., Ltd.-Class H	310,000	363,141
Delta Air Lines, Inc.	378,885	15,564,596
International Consolidated Airlines Group SA (a)	810,540	6,298,786
Japan Airlines Co., Ltd.	39,300	1,369,581
Qantas Airways Ltd. (a)	1,377,363	3,346,970
Ryanair Holdings PLC (Sponsored ADR)	23,050	1,644,618
Turk Hava Yollari AO (a)	133,272	437,465

		29,364,349

Building Products - 0.0%
Assa Abloy AB	92,190	1,735,550

Commercial Services & Supplies - 0.4%
APR Energy PLC	259,501	457,689
Babcock International Group PLC	511,075	8,658,854
Berendsen PLC	51,080	817,683
Park24 Co., Ltd.	87,100	1,491,106
Regus PLC	1,325,886	5,432,590

		16,857,922

Construction & Engineering - 0.1%
AECOM (a)	29,515	976,356
China Machinery Engineering Corp.-Class H	24,000	25,842
China Railway Group Ltd.-Class H	545,000	590,356
Daelim Industrial Co., Ltd.	13,980	1,026,227
EMCOR Group, Inc.	19,140	914,318
Granite Construction, Inc.	24,140	857,211
Hyundai Engineering & Construction Co., Ltd.	7,020	257,896
IRB Infrastructure Developers Ltd.	112,750	410,427
Tutor Perini Corp. (a)	29,910	645,458

		5,704,091

Company	Shares	U.S. $ Value
Electrical Equipment - 0.1%
AMETEK, Inc.	16,189	$886,833
General Cable Corp.	24,670	486,739
Regal Beloit Corp.	13,300	965,447

		2,339,019

Industrial Conglomerates - 0.7%
Bidvest Group Ltd. (The)	17,770	449,638
Carlisle Cos., Inc.	11,948	1,196,234
Danaher Corp.	301,100	25,771,149
SM Investments Corp.	26,268	521,262

		27,938,283

Machinery - 0.8%
Hoshizaki Electric Co., Ltd.	6,600	388,208
IDEX Corp.	14,864	1,168,013
ITT Corp.	529,769	22,165,535
JTEKT Corp.	233,100	4,408,018
Lincoln Electric Holdings, Inc.	15,344	934,296
Middleby Corp. (The) (a)	14,392	1,615,214
Oshkosh Corp.	17,940	760,297
Terex Corp.	27,330	635,423
Valmont Industries, Inc.	5,233	622,047
Wabtec Corp./DE	5,277	497,305

		33,194,356

Marine - 0.2%
Kirby Corp. (a)	11,399	873,847
Nippon Yusen KK	1,925,000	5,359,305

		6,233,152

Professional Services - 0.6%
51job, Inc. (ADR) (a)	13,426	446,280
Bureau Veritas SA	332,564	7,666,250
Capita PLC	427,059	8,298,020
Robert Half International, Inc.	25,300	1,404,150
Teleperformance	124,444	8,791,722

		26,606,422

Road & Rail - 0.6%
CAR, Inc. (a)	515,000	1,091,834
Central Japan Railway Co.	44,300	7,994,136
Con-way, Inc.	14,620	560,970
Genesee & Wyoming, Inc.-Class A (a)	11,496	875,765
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	39,391	187,100
Ryder System, Inc.	9,190	802,930
Union Pacific Corp.	154,245	14,710,346

		26,223,081

Trading Companies & Distributors - 0.2%
Brenntag AG	90,250	5,178,669

Company	Shares	U.S. $ Value
Bunzl PLC	68,420	$1,866,458
MRC Global, Inc. (a)	34,790	537,158
United Rentals, Inc. (a)	11,143	976,350
Watsco, Inc.	5,940	735,016
WESCO International, Inc. (a)	13,130	901,243

		10,194,894

		289,139,130

Consumer Staples - 6.1%
Beverages - 1.6%
Anheuser-Busch InBev NV	15,950	1,919,428
Dr Pepper Snapple Group, Inc.	270,069	19,688,030
Heineken NV	22,870	1,738,746
Monster Beverage Corp. (a)	135,875	18,209,967
PepsiCo, Inc.	290,226	27,089,695

		68,645,866

Food & Staples Retailing - 2.2%
7-Eleven Malaysia Holdings Bhd	369,470	156,680
Alimentation Couche-Tard, Inc.-Class B	24,100	1,030,955
Bizim Toptan Satis Magazalari AS	10,622	50,903
Costco Wholesale Corp. (c)	144,500	19,516,170
CP ALL PCL	1,103,900	1,511,610
CVS Health Corp.	348,443	36,544,702
Delhaize Group SA	57,920	4,711,054
Diplomat Pharmacy, Inc. (a)	19,783	885,289
Koninklijke Ahold NV	31,595	593,122
Kroger Co. (The)	289,152	20,966,412
Lawson, Inc.	15,600	1,067,526
Lenta Ltd. (GDR) (a)(b)	204,541	1,525,553
Magnit PJSC (Sponsored GDR) (b)	21,318	1,186,560
Olam International Ltd.	1,713,183	2,390,688
Sprouts Farmers Market, Inc. (a)	16,939	457,014
Sugi Holdings Co., Ltd.	13,900	709,166
X5 Retail Group NV (GDR) (a)(b)	43,084	717,198

		94,020,602

Food Products - 0.5%
Dean Foods Co.	57,830	935,111
Gruma SAB de CV-Class B	20,480	264,185
Ingredion, Inc.	12,770	1,019,174
JBS SA	90,900	478,313
Mead Johnson Nutrition Co.-Class A	154,293	13,920,314
MHP SA (GDR) (b)	15,000	151,500
Nestle SA (REG)	31,720	2,288,617
Unilever PLC	29,114	1,250,130
Universal Robina Corp.	34,190	147,010
WH Group Ltd. (a)(b)	685,500	467,442

		20,921,796

Household Products - 0.4%
Henkel AG & Co. KGaA	19,243	1,834,933
Kimberly-Clark Corp.	86,876	9,206,250
Reckitt Benckiser Group PLC	32,322	2,787,263

		13,828,446

Company	Shares	U.S. $ Value
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	188,300	$16,318,078
Kao Corp.	44,400	2,064,909
L’Oreal SA	14,480	2,590,774

		20,973,761

Tobacco - 0.9%
Altria Group, Inc.	255,583	12,500,564
British American Tobacco PLC	267,299	14,392,047
Imperial Tobacco Group PLC	138,190	6,655,533
ITC Ltd.	101,370	502,328
Japan Tobacco, Inc.	118,100	4,198,369

		38,248,841

		256,639,312

Materials - 3.5%
Chemicals - 2.5%
A. Schulman, Inc.	19,780	864,782
Arkema SA	41,260	2,982,584
CF Industries Holdings, Inc.	359,330	23,097,732
Croda International PLC	30,750	1,329,603
Essentra PLC	765,816	11,942,893
Fufeng Group Ltd.	118,000	87,553
Givaudan SA (REG) (a)	720	1,246,540
Huntsman Corp.	29,920	660,334
Hyosung Corp.	8,980	1,156,332
JSR Corp.	250,700	4,425,681
Koninklijke DSM NV	53,101	3,083,054
LG Chem Ltd.	1,350	336,671
LyondellBasell Industries NV-Class A	250,406	25,922,029
PolyOne Corp.	29,375	1,150,619
Sherwin-Williams Co. (The)	95,126	26,161,553

		104,447,960

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	36,748	179,987
Grasim Industries Ltd. (GDR) (b)	4,820	256,101
Martin Marietta Materials, Inc.	3,809	539,012
West China Cement Ltd.	1,204,000	234,183

		1,209,283

Containers & Packaging - 0.9%
Amcor Ltd./Australia	60,890	643,454
Avery Dennison Corp.	11,390	694,107
Ball Corp.	323,055	22,662,308
Graphic Packaging Holding Co.	40,790	568,205
Sealed Air Corp.	251,600	12,927,208

		37,495,282

Metals & Mining - 0.0%
KGHM Polska Miedz SA	3,370	95,457
Koza Altin Isletmeleri AS	34,970	369,989
MMC Norilsk Nickel PJSC (ADR)	13,560	228,757

Company	Shares	U.S. $ Value
Novolipetsk Steel OJSC (GDR) (b)	20,486	$272,464
Steel Dynamics, Inc.	29,680	614,821

		1,581,488

Paper & Forest Products - 0.1%
Mondi PLC	144,100	3,102,366
Nine Dragons Paper Holdings Ltd.	536,000	466,180
Sappi Ltd. (a)	131,522	466,478

		4,035,024

		148,769,037

Energy - 2.7%
Energy Equipment & Services - 0.4%
FMC Technologies, Inc. (a)	9,173	380,588
Oceaneering International, Inc.	12,039	560,897
Schlumberger Ltd. (c)	182,300	15,712,437
Superior Energy Services, Inc.	16,087	338,470

		16,992,392

Oil, Gas & Consumable Fuels - 2.3%
BG Group PLC	397,176	6,614,887
Bill Barrett Corp. (a)	40,430	347,294
Concho Resources, Inc. (a)	2,694	306,739
Gazprom OAO (Sponsored ADR)	83,360	439,307
Hess Corp.	411,675	27,532,824
JX Holdings, Inc.	1,763,300	7,602,200
KazMunaiGas Exploration Production JSC (GDR) (b)	21,330	211,203
Laredo Petroleum, Inc. (a)	33,662	423,468
LUKOIL OAO (London) (Sponsored ADR)	35,630	1,600,143
Murphy Oil Corp.	144,591	6,010,648
Petroleo Brasileiro SA (Sponsored ADR) (a)	385,632	3,146,758
Petronet LNG Ltd.	188,102	551,214
Rosetta Resources, Inc. (a)	43,610	1,009,135
Royal Dutch Shell PLC-Class B	38,860	1,106,364
SM Energy Co.	173,582	8,005,601
Tatneft OAO (Sponsored ADR)	18,580	594,188
TOTAL SA	125,460	6,153,931
Valero Energy Corp.	408,531	25,574,041

		97,229,945

		114,222,337

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,474,039	2,510,247
BT Group PLC	720,250	5,100,337
China Telecom Corp., Ltd.-Class H	1,630,000	954,691
Nippon Telegraph & Telephone Corp.	225,200	8,155,784
Proximus	29,560	1,046,037
Singapore Telecommunications Ltd.	596,000	1,872,181
Telefonica Brasil SA (Preference Shares)	226,400	3,171,974
Telenor ASA	107,050	2,347,055
Telstra Corp., Ltd.	212,840	1,007,275

		26,165,581

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.6%
China Mobile Ltd.	359,000	$4,599,953
SK Telecom Co., Ltd.	12,670	2,834,990
SoftBank Corp.	81,100	4,777,032
Sunrise Communications Group AG (a)(b)	24,472	2,040,837
Tower Bersama Infrastructure Tbk PT (a)	1,913,500	1,323,985
Turkcell Iletisim Hizmetleri AS	95,740	440,457
Vodafone Group PLC	1,879,636	6,856,710

		22,873,964

		49,039,545

Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	306,828	16,252,679
Edison International	225,578	12,537,625
EDP - Energias de Portugal SA	1,533,790	5,843,731
Electricite de France SA	126,860	2,837,682
Elia System Operator SA/NV	4,055	164,328
Light SA	42,400	230,881
PNM Resources, Inc.	35,640	876,744
Power Assets Holdings Ltd.	68,000	619,106
Westar Energy, Inc.	21,630	740,179

		40,102,955

Gas Utilities - 0.1%
Southwest Gas Corp.	15,910	846,571
UGI Corp.	148,063	5,100,770

		5,947,341

Independent Power and Renewable Electricity Producers - 0.1%
Datang International Power Generation Co., Ltd.-Class H	1,254,000	640,712
Huadian Power International Corp., Ltd.-Class H	926,000	1,030,307
NTPC Ltd. (a)	232,440	501,689

		2,172,708

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	79,900	424,029
Cia de Saneamento de Minas Gerais-COPASA	48,000	211,663

		635,692

		48,858,696

Total Common Stocks (cost $2,270,165,205)		2,809,067,337

INVESTMENT COMPANIES - 9.4%
Funds and Investment Trusts - 9.4%
iShares Core MSCI Emerging Markets ETF	2,671,877	128,356,971
AB Pooling Portfolio - Multi-Asset Real Return Portfolio (f)	38,196,638	268,140,401

Total Investment Companies (cost $430,306,438)		396,497,372

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.3%
Options on Equity Indices - 0.3%
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (a)(g)	657,804	$1,714,834
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (a)(g)	449,600	8,386,915

Total Options Purchased - Calls (premiums paid $25,778,913)		10,101,749

	Shares
WARRANTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	25,276	381,118
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	36,762	152,141
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (a)	123,850	271,194

		804,453

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	41,946	89,995

		894,448

Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	351,990	155,256

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ju Teng International Holdings Ltd., expiring 10/14/16 (a)	52,500	3,217

Total Warrants (cost $862,459)		1,052,921

SHORT-TERM INVESTMENTS - 22.7%
Investment Companies - 22.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (f)(h) (cost $959,244,472)	959,244,472	959,244,472

	Principal Amount (000)
U.S. Treasury Bills - 0.0%
U.S. Treasury Bill, Zero Coupon, 7/16/15 (cost $1,499,990)	$1,500	1,499,990

U.S. $ Value
Total Investments - 98.8% (cost $3,687,857,477) (i)	$4,177,463,841
Other assets less liabilities - 1.2%	51,910,008

Net Assets - 100.0%	$4,229,373,849

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Hang Seng Index Futures	32	July 2015	$5,627,345	$5,408,777	$(218,568)
S&P Mid 400 E Mini Futures	19	September 2015	2,866,322	2,846,390	(19,932)
SPI 200 Futures	98	September 2015	10,427,080	10,201,938	(225,142)
TOPIX Index Futures	2,250	September 2015	305,174,928	299,761,000	(5,413,928)
U.S. Long Bond (CBT) Futures	39	September 2015	5,896,675	5,882,906	(13,769)
U.S. T-Note 5 Yr (CBT) Futures	404	September 2015	48,110,856	48,180,157	69,301
U.S. T-Note 10 Yr (CBT) Futures	3,001	September 2015	378,823,934	378,641,797	(182,137)
U.S. Ultra Bond Futures	55	September 2015	8,444,894	8,473,438	28,544
Sold Contracts
Euro STOXX 50 Futures	1,571	September 2015	59,908,879	60,179,090	(270,211)
Russell 2000 E Mini Futures	12	September 2015	1,514,530	1,500,480	14,050
S&P 500 E Mini Futures	5,096	September 2015	529,285,115	523,461,120	5,823,995

					$(407,797)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	9,072	CHF	8,533	8/13/15	$68,915
BNP Paribas SA	AUD	6,271	USD	4,946	8/13/15	118,345
BNP Paribas SA	AUD	2,339	USD	1,772	8/13/15	(28,385)
BNP Paribas SA	CAD	2,192	USD	1,770	8/13/15	16,156
BNP Paribas SA	GBP	1,502	USD	2,361	8/13/15	1,323
BNP Paribas SA	GBP	1,813	USD	2,841	8/13/15	(6,801)
BNP Paribas SA	NZD	5,913	USD	4,024	8/13/15	31,384
BNP Paribas SA	USD	9,875	GBP	6,376	8/13/15	140,467
Brown Brothers Harriman & Co.	USD	8,814	AUD	11,395	8/13/15	(41,850)
Citibank	CAD	907	USD	726	8/13/15	86
Citibank	GBP	3,858	USD	6,072	8/13/15	11,639
Credit Suisse International	CHF	13,226	USD	14,213	8/13/15	43,730
Credit Suisse International	USD	11,698	EUR	10,316	8/13/15	(190,917)
Credit Suisse International	USD	10,561	SEK	87,303	8/13/15	(20,470)
Deutsche Bank AG	EUR	4,331	USD	4,728	8/13/15	(102,783)
Deutsche Bank AG	ILS	5,542	USD	1,430	8/13/15	(38,224)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	22,552	GBP	14,803	8/13/15	$700,861
Goldman Sachs Bank USA	TWD	182,388	USD	5,912	8/13/15	4,660
HSBC Bank USA	AUD	98,623	USD	78,458	8/13/15	2,539,310
HSBC Bank USA	CAD	11,759	USD	9,822	8/13/15	412,455
HSBC Bank USA	GBP	3,540	USD	5,623	8/13/15	62,470
HSBC Bank USA	HKD	193,269	USD	24,931	8/13/15	(672)
HSBC Bank USA	USD	28,112	AUD	35,337	8/13/15	(909,845)
HSBC Bank USA	USD	10,486	NZD	14,036	8/13/15	(1,009,459)
JPMorgan Chase Bank	CAD	4,921	USD	4,019	8/13/15	81,425
JPMorgan Chase Bank	USD	3,543	CAD	4,353	8/13/15	(59,310)
Morgan Stanley & Co., Inc.	BRL	24,542	USD	7,910	7/02/15	16,537
Morgan Stanley & Co., Inc.	USD	7,867	BRL	24,542	7/02/15	26,316
Morgan Stanley & Co., Inc.	BRL	24,542	USD	7,780	8/04/15	(23,196)
Morgan Stanley & Co., Inc.	CHF	5,647	USD	6,075	8/13/15	25,098
Morgan Stanley & Co., Inc.	ILS	6,460	USD	1,705	8/13/15	(6,674)
Morgan Stanley & Co., Inc.	NZD	1,308	USD	927	8/13/15	44,268
Morgan Stanley & Co., Inc.	USD	1,374	AUD	1,801	8/13/15	12,308
Morgan Stanley & Co., Inc.	USD	5,797	JPY	694,387	8/13/15	(120,719)
Royal Bank of Scotland PLC	ILS	15,461	USD	3,995	8/13/15	(102,033)
Royal Bank of Scotland PLC	JPY	3,627,607	USD	29,122	8/13/15	(533,459)
Royal Bank of Scotland PLC	KRW	1,512,514	USD	1,399	8/13/15	49,757
Royal Bank of Scotland PLC	NZD	6,815	USD	4,973	8/13/15	371,821
Royal Bank of Scotland PLC	USD	2,388	CAD	2,929	8/13/15	(44,098)
Royal Bank of Scotland PLC	USD	1,924	HKD	14,920	8/13/15	301
Standard Chartered Bank	EUR	171,414	USD	194,664	8/13/15	3,456,073
Standard Chartered Bank	GBP	44,711	USD	68,129	8/13/15	(2,102,356)
Standard Chartered Bank	HKD	11,623	USD	1,500	8/13/15	181
Standard Chartered Bank	USD	16,472	EUR	14,505	8/13/15	(292,452)
Standard Chartered Bank	USD	47,861	JPY	5,715,102	8/13/15	(1,140,210)
Standard Chartered Bank	USD	11,451	SEK	93,552	8/13/15	(156,396)
State Street Bank & Trust Co.	EUR	3,706	USD	4,244	8/13/15	109,739
State Street Bank & Trust Co.	GBP	4,538	USD	7,207	8/13/15	78,679
State Street Bank & Trust Co.	GBP	2,737	USD	4,212	8/13/15	(87,207)
State Street Bank & Trust Co.	USD	14,166	CHF	12,893	8/13/15	(353,802)
State Street Bank & Trust Co.	USD	4,146	EUR	3,693	8/13/15	(26,483)
State Street Bank & Trust Co.	USD	1,313	HKD	10,183	8/13/15	222
State Street Bank & Trust Co.	USD	1,655	HKD	12,830	8/13/15	(266)
UBS AG	BRL	24,542	USD	7,714	7/02/15	(179,631)
UBS AG	USD	7,910	BRL	24,542	7/02/15	(16,537)
UBS AG	AUD	25,247	USD	19,364	8/13/15	(70,499)
UBS AG	EUR	22,253	USD	24,908	8/13/15	84,943
UBS AG	EUR	2,646	USD	2,945	8/13/15	(6,232)
UBS AG	JPY	1,048,462	USD	8,452	8/13/15	(118,694)
UBS AG	USD	25,689	JPY	3,152,043	8/13/15	78,659

						$798,468

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $13,624,737 or 0.3% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open future contracts.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	One contract relates to 1 share.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $602,317,884 and gross unrealized depreciation of investments was $(112,711,520), resulting in net unrealized appreciation of $489,606,364.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Information Technology	$522,505,826		$60,129,877		$	– 0	–	$582,635,703
Consumer Discretionary	397,153,981		113,712,679			441,202		511,307,862
Financials	265,281,926		151,395,163			84,927		416,762,016
Health Care	331,121,482		60,572,217			– 0	–	391,693,699
Industrials	192,777,742		96,361,388			– 0	–	289,139,130
Consumer Staples	201,033,787		55,605,525			– 0	–	256,639,312
Materials	117,197,572		31,571,465			– 0	–	148,769,037
Energy	92,167,569		22,054,768			– 0	–	114,222,337
Telecommunication Services	4,495,959		44,543,586			– 0	–	49,039,545
Utilities	37,221,141		11,637,555			– 0	–	48,858,696
Investment Companies	396,497,372		– 0	–		– 0	–	396,497,372
Options Purchased - Calls	– 0	–	10,101,749			– 0	–	10,101,749
Warrants	3,217		1,049,704			– 0	–	1,052,921
Short-Term Investments:
Investment Companies	959,244,472		– 0	–		– 0	–	959,244,472
U.S. Treasury Bills	– 0	–	1,499,990			– 0	–	1,499,990

Total Investments in Securities	3,516,702,046		660,235,666			526,129		4,177,463,841
Other Financial Instruments* :
Assets:
Futures	5,935,890		– 0	–		– 0	–	5,935,890
Forward Currency Exchange Contracts	– 0	–	8,588,128			– 0	–	8,588,128
Liabilities:
Futures	(215,838)		(6,127,849)			– 0	–	(6,343,687)
Forward Currency Exchange Contracts	– 0	–	(7,789,660)			– 0	–	(7,789,660)

Total+	$3,522,422,098		$654,906,285			$526,129		$4,177,854,512

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/14	$354,313		$354,313
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	741,445		741,445
Change in unrealized appreciation/depreciation	56,388		56,388
Purchases	361,470		361,470
Sales	(3,070,085)		(3,070,085)
Transfers in to Level 3	2,082,598		2,082,598
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$526,129		$526,129	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$73,258		$73,258

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.7%
Long-Term Municipal Bonds - 67.7%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,700,968
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/24	3,650	4,195,784

		7,896,752

Arizona - 4.5%
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/22	8,275	9,850,395
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement-Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,994,809
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,631,367
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	11,311,472
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	8,440	8,743,840
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	2,004,594
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	27,192,588
Scottsdale Municipal Property Corp. (Scottsdale Municipal Property Corp. Excise Tax)
Series 2015
5.00%, 7/01/20	6,105	7,099,138

		79,828,203

California - 2.1%
California Econ Recovery
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	7,255	8,413,768
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,159,706
Series 2010C
5.00%, 5/01/19	730	832,952
NATL Series 2006-32F
5.25%, 5/01/18	680	759,934
State of California
Series 2014
5.00%, 10/01/29	50	58,188

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 3/01/26	$2,085	$2,491,992
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17	7,675	8,282,169
Series 2015O
5.00%, 5/01/22	12,400	14,838,708

		36,837,417

Colorado - 1.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	345,180
Series 2011A
5.25%, 11/15/18	13,135	14,728,275
5.50%, 11/15/19	4,375	5,044,550
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/20	2,875	2,928,993
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19	1,000	1,092,240
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,236,720
5.125%, 1/15/23	2,000	2,175,440

		28,551,398

Connecticut - 0.4%
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,580,458

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,921,228

Florida - 7.2%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	8,329,235
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	5,375	5,588,065
5.25%, 6/01/17	2,855	3,079,717
Series 2012A
5.00%, 6/01/22	7,660	8,825,086
Series 2012A-1
5.00%, 6/01/21	10,490	12,063,500
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	17,082,355

	Principal Amount (000)	U.S. $ Value
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	$2,500	$2,947,225
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,423,919
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,889,406
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,387,288
County of Orange FL (County of Orange FL Public Svc Tax)
Series 2013
4.00%, 10/01/15	4,910	4,954,485
5.00%, 10/01/16	2,650	2,796,757
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19 (a)	2,420	2,781,137
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/16	22,515	23,464,007
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	5,430	5,673,916
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	2,640	2,672,868
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,580,926
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,834,196
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	300	313,689
Series 2010D
5.00%, 7/01/16	2,170	2,269,017

		127,956,794

Georgia - 0.7%
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,232,226
Richmond County Board of Education
Series 2012
5.00%, 10/01/15	1,615	1,633,395

		11,865,621

	Principal Amount (000)	U.S. $ Value
Hawaii - 1.0%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24	$5,800	$6,800,616
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,957,810

		18,758,426

Illinois - 3.5%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,519,258
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A
5.00%, 6/01/21	4,685	4,964,039
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,764,358
State of Illinois
Series 2010
5.00%, 1/01/18	160	169,306
Series 2012
5.00%, 8/01/21	1,665	1,808,040
Series 2013
5.00%, 7/01/21	1,345	1,459,903
Series 2013A
5.00%, 4/01/20	1,670	1,807,925
Series 2014
5.00%, 5/01/28	5,180	5,400,979
AMBAC Series 2004
5.00%, 11/01/15	6,905	6,998,356
NATL Series 2001
5.375%, 4/01/16	3,540	3,653,776
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	10,656,127
Series 2013
4.00%, 6/15/16	3,300	3,406,458
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/16	17,305	17,995,469

		62,603,994

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	3,224,112

Louisiana - 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30	1,550	1,546,776

	Principal Amount (000)	U.S. $ Value
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/17-9/01/19	$9,705	$10,762,936

		12,309,712

Maryland - 0.1%
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	1,705	1,844,009

Massachusetts - 4.6%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25	8,750	10,206,962
Series 2013B
5.00%, 8/01/17	32,490	35,327,027
NATL Series 2000F
0.12%, 12/01/30 (b)	1,975	1,853,334
NATL Series 2000G
0.135%, 12/01/30 (b)	5,600	5,255,314
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	6,039,068
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2004A
5.25%, 2/01/16	2,695	2,772,266
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,924,174
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,902,869
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	6,380,902

		81,661,916

Michigan - 2.4%
City of Detroit MI Water Supply System Revenue
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,321,432
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,672,204
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	17,180	17,955,162

	Principal Amount (000)	U.S. $ Value
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	$2,000	$2,332,100

		42,280,898

Minnesota - 0.2%
Minneapolis Special School District No 1 COP
Series 2013D
5.00%, 2/01/16	2,910	2,985,369

Mississippi - 1.2%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,817,343
Series 2010D
5.00%, 8/01/23	7,530	8,688,415

		21,505,758

Missouri - 0.3%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	5,980	6,262,196

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,430,251

Nevada - 0.4%
Clark County School District
NATL Series 2006C
5.00%, 6/15/21	4,285	4,608,603
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,139,330
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,350,580

		8,098,513

New Jersey - 3.5%
New Jersey Economic Development Authority
Series 2008W
5.00%, 3/01/17 (Pre-refunded/ETM)	1,050	1,125,674
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008W
5.00%, 3/01/17	460	480,323
Series 2010DD-1
5.00%, 12/15/17	4,685	4,981,326
Series 2011EE
5.00%, 9/01/18	4,940	5,305,807
5.25%, 9/01/19	3,380	3,700,999
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,086,443
New Jersey State Turnpike Authority

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 1/01/21-1/01/23	$16,670	$19,461,571
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,244,480
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,751,423
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	7,500	8,032,875

		63,170,921

New York - 9.0%
City of New York NY
Series 2010B
5.00%, 8/01/17	6,250	6,783,625
Series 2013B
5.00%, 8/01/19	3,860	4,402,832
Series 2013H
5.00%, 8/01/25	2,510	2,953,893
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,838,643
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	20,384,823
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	16,288,499
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/22	8,495	10,094,693
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,549,462
Series 2014C
5.00%, 11/01/28	10,665	12,378,439
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,956
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	18,987,609
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	30,522,410
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.46%, 3/01/27 (b)	2,080	1,997,191

		161,188,075

North Carolina - 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/23-3/01/26	$5,350	$6,214,896

Ohio - 0.7%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,229,290
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,748,786
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant)
Series 20121-GARVEE
4.00%, 12/15/16	2,825	2,962,238
Series 2014
5.00%, 12/15/21	1,105	1,305,149

		12,245,463

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,158,300

Oregon - 0.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/21 (Pre-refunded/ETM)	5,105	6,075,971
5.25%, 4/01/26	825	972,048

		7,048,019

Pennsylvania - 5.1%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,729,274
City of Philadelphia PA
Series 2011
5.25%, 8/01/17	2,285	2,480,939
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/19	2,500	2,850,150
Commonwealth of Pennsylvania
Series 20092
5.00%, 4/15/16	5,190	5,379,487
Series 2010A
5.00%, 7/15/15	5,990	6,001,321
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,963,006
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 2/01/16 (Pre-refunded/ETM)	1,995	2,049,005
5.00%, 2/01/17 (Pre-refunded/ETM)	2,335	2,491,422
5.00%, 8/01/18 (Pre-refunded/ETM)	1,990	2,228,084
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,535	2,525,190

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/16	$18,710	$19,567,666
Series 2012B
5.00%, 7/01/22-7/01/23	5,470	5,686,940
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
1.00%, 12/01/40 (a)	4,570	4,570,000
Pennsylvania Intergovernmental Cooperation Authority
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,534,490
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,746,090
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,213,963

		92,017,027

Puerto Rico - 0.1%
Puerto Rico Highways & Transportation Authority
NATL Series 2003AA
5.50%, 7/01/17	555	567,543
5.50%, 7/01/17 (Pre-refunded/ETM)	825	902,113

		1,469,656

Texas - 6.9%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,306,340
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	14,022,107
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24 (a)	1,290	1,519,439
Series 2015C
5.00%, 7/15/22-7/15/26 (a)	3,030	3,534,282
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,119,588
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	745,765
Series 2014
5.00%, 2/01/21	2,000	2,345,800
City Public Service Board of San Antonio TX
Series 2012B

	Principal Amount (000)	U.S. $ Value
2.00%, 12/01/27	$1,765	$1,776,067
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,334,280
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,591,946
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	6,080,793
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	2,148,281
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20-8/15/24	10,525	12,250,991
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,126,789
Texas A&M University
Series 2013B
5.00%, 5/15/16	11,065	11,512,358
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 1/01/18	16,210	16,787,076
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22 (a)	20,035	23,827,826
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	9,755	11,260,196

		124,289,924

Virginia - 1.1%
County of Arlington VA
Series 2013A
4.00%, 8/01/15	4,600	4,614,444
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,788,545
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2012-12B
5.00%, 9/01/16	2,835	2,984,490
Series 2012B
5.00%, 2/01/22	3,020	3,569,006
Virginia Resources Authority
5.00%, 11/01/16	1,515	1,605,396

		19,561,881

Washington - 5.3%
Chelan County Public Utility District No 1
Series 2011A
5.25%, 7/01/22	7,835	9,115,866
Series 2011B

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/23	$5,540	$6,512,547
City of Seattle WA Drainage & Wastewater Revenue
Series 2014
5.00%, 5/01/21	1,825	2,149,558
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21	11,835	13,361,952
Energy Northwest (Bonneville Power Administration)
Series 2006A
5.00%, 7/01/16	1,860	1,944,872
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	17,327,139
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,377,543
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	11,347,958
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	6,236,943
Series 2012
5.00%, 12/01/26	6,065	6,995,189
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,579,176
Series 2015R
5.00%, 7/01/23	3,735	4,478,937

		94,427,680

Wisconsin - 2.6%
State of Wisconsin
Series 20141
5.00%, 5/01/16	43,560	45,234,011
Series 20143
5.00%, 11/01/21	1,205	1,432,745

		46,666,756

Total Long-Term Municipal Bonds (cost $1,170,138,913)		1,210,861,623

Short-Term Municipal Notes - 0.0%
Wyoming - 0.0%
County of Lincoln WY (Exxon Mobil Corp.)
Series 1985
0.01%, 8/01/15 (c)
(cost $20,000)	20	20,000

Total Municipal Obligations (cost $1,170,158,914)		1,210,881,623

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (d)(e)	67,534	$176,055
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (d)(e)	78,900	1,471,814

Total Options Purchased - Calls (premiums paid $3,623,337)		1,647,869

	Shares
INVESTMENT COMPANIES - 15.4%
Funds and Investment Trusts - 15.4%
iShares Core MSCI Emerging Markets ETF	852,912	40,973,893
SPDR S&P 500 ETF Trust	1,137,305	234,114,234

Total Investment Companies (cost $258,702,089)		275,088,127

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 1.2%
Financial Institutions - 1.1%
Banking - 1.1%
Bank of America Corp.
1.50%, 10/09/15	$6,000	6,013,770
Generic Municipal Bond
5.375%, 10/15/15	5,500	5,572,000
JPMorgan Chase & Co.
1.35%, 2/15/17	6,035	6,040,269
Morgan Stanley
Series G
5.45%, 1/09/17	1,425	1,510,072

		19,136,111

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.736%, 6/15/16 (f)	1,935	1,935,894

Total Corporates - Investment Grade (cost $21,045,928)		21,072,005

	Shares
SHORT-TERM INVESTMENTS - 17.2%
Investment Companies - 16.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (g)(h) (cost $290,895,345)	290,895,345	290,895,345

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 1.0%
U.S. Treasury Bill
Zero Coupon, 9/03/15 (i)(j) (cost $17,499,717)	$17,500	$17,499,717

Total Short-Term Investments (cost $308,395,062)		308,395,062

Total Investments - 101.6% (cost $1,761,925,330) (k)		1,817,084,686
Other assets less liabilities - (1.6)%		(28,769,309)

Net Assets - 100.0%		$1,788,315,377

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	311	September 2015	$11,980,002	$11,913,238	$(66,764)
FTSE 100 Index Futures	104	September 2015	10,883,300	10,611,845	(271,455)
Han Seng Index Futures	21	July 2015	3,692,945	3,549,509	(143,436)
Russell 2000 Mini Futures	19	September 2015	2,366,644	2,375,760	9,116
S&P 500 E Mini Index Futures	113	September 2015	11,609,884	11,607,360	(2,524)
S&P Mid 400 E Mini Futures	20	September 2015	3,017,181	2,996,200	(20,981)
SPI 200 Futures	57	September 2015	6,064,730	5,933,780	(130,950)
TOPIX Index Futures	448	September 2015	60,687,242	59,685,746	(1,001,496)
Sold Contracts
U.S. Long Bond (CBT) Futures	27	September 2015	4,081,874	4,072,781	9,093
U.S. T-Note 5 Yr (CBT) Futures	351	September 2015	41,798,645	41,859,492	(60,847)
U.S. T-Note 10 Yr (CBT) Futures	306	September 2015	38,545,985	38,608,594	(62,609)
U.S. Ultra Bond (CBT) Futures	15	September 2015	2,301,072	2,310,939	(9,867)

					$(1,752,720)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,906	JPY	233,537	8/13/15	$3,299
Brown Brothers Harriman & Co.	USD	1,700	AUD	2,198	8/13/15	(8,072)
Credit Suisse International	USD	7,636	EUR	6,734	8/13/15	(124,626)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	2,531	JPY	302,805	8/13/15	$(55,813)
HSBC Bank USA	AUD	10,943	USD	8,706	8/13/15	281,757
Standard Chartered Bank	EUR	16,304	USD	18,515	8/13/15	328,724
Standard Chartered Bank	USD	2,240	GBP	1,470	8/13/15	69,121
Standard Chartered Bank	USD	14,864	JPY	1,774,983	8/13/15	(354,124)
State Street Bank & Trust Co.	USD	8,384	CHF	7,631	8/13/15	(209,406)
UBS AG	AUD	3,889	USD	2,983	8/13/15	(10,859)
UBS AG	EUR	4,171	USD	4,669	8/13/15	15,921

						$(64,078)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(806,599)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(591,282)
Barclays Bank PLC	12,000	10/23/26	2.310%	CPI	#	(424,464)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(433,820)
Citibank	34,000	10/23/21	2.039%	CPI	#	(877,519)
Goldman Sachs International	22,000	10/23/24	2.245%	CPI	#	(743,356)

						$(3,877,040)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Citibank
MSCI Daily TR Net EAFE Index	10,654	LIBOR Plus 0.27%	USD	56,453	5/16/16	$(1,753,654)
Goldman Sachs International
Russell 2000 Total Return Index	1,517	LIBOR Minus 0.55%		8,879	3/15/16	158,969
Standard and Poor’s Midcap 400 Index	370	LIBOR Plus 0.07%		791	3/15/16	(2,127)
Standard and Poor’s Midcap 400 Index	5,286	LIBOR Plus 0.09%		11,283	4/15/16	(13,978)

						$(1,610,790)

(a)	When-Issued or delayed delivery security.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of these securities amounted to $9,105,839 or 0.51% of net assets.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	One contract relates to 1 share.

(e)	Non-income producing security.
(f)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,977,306 and gross unrealized depreciation of investments was $(4,817,950), resulting in net unrealized appreciation of $55,159,356.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.0% and 0.1%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,199,615,490		$11,246,133		$1,210,861,623
Short-Term Municipal Notes		– 0	–	20,000		– 0	–	20,000
Options Purchased - Calls		– 0	–	1,647,869		– 0	–	1,647,869
Investment Companies		275,088,127		– 0	–	– 0	–	275,088,127
Corporates - Investment Grade		– 0	–	21,072,005		– 0	–	21,072,005
Short-Term Investments:
Investment Companies		290,895,345		– 0	–	– 0	–	290,895,345
U.S. Treasury Bills		– 0	–	17,499,717		– 0	–	17,499,717

Total Investments in Securities		565,983,472		1,239,855,081		11,246,133		1,817,084,686

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments* :
Assets:
Futures	$18,209		$	– 0	–	$	– 0	–	$18,209
Forward Currency Exchange Contracts	– 0	–		698,822			– 0	–	698,822
Total Return Swaps	– 0	–		158,969			– 0	–	158,969
Liabilities:
Futures	(156,828)			(1,614,101)			– 0	–	(1,770,929)
Forward Currency Exchange Contracts	– 0	–		(762,900)			– 0	–	(762,900)
Inflation (CPI) Swaps	– 0	–		(3,877,040)			– 0	–	(3,877,040)
Total Return Swaps	– 0	–		(1,769,759)			– 0	–	(1,769,759)

Total+	$565,844,853			$1,232,689,072			$11,246,133		$1,809,780,058

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municpal Bonds		Total
Balance as of 9/30/14	$1,535,738		$1,535,738
Accrued discounts/(premiums)	(29,481)		(29,481)
Realized gain (loss)	1,374		1,374
Change in unrealized appreciation/depreciation	683,458		683,458
Purchases	9,530,044		9,530,044
Sales	(475,000)		(475,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$11,246,133		$11,246,133

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$642,706		$642,706

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.8%
Long-Term Municipal Bonds - 65.8%
California - 56.7%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	$1,000	$1,164,140
Anaheim Public Financing Authority
Series 2015B
5.00%, 10/01/26 (a)	1,000	1,174,400
Anaheim Union High School District
Series 2015
5.00%, 8/01/19	1,275	1,458,664
Bay Area Toll Authority
Series 2014A
1.00%, 4/01/47	13,160	13,197,111
California Econ Recovery
Series 2009A
5.00%, 7/01/17	2,115	2,294,500
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	7,509,500
5.00%, 7/01/19 (Pre-refunded/ETM)	6,015	6,917,250
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/27 (a)	2,000	2,306,500
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	3,000	3,553,740
California State Public Works Board
Series 2010C-1
5.00%, 3/01/20 (Pre-refunded/ETM)	1,500	1,751,235
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	3,215	3,862,501
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,534,481
Series 2014A
5.00%, 9/01/30	4,375	5,002,856
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,393,994
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,642,808
City & County of San Francisco CA
Series 2015R
5.00%, 6/15/21	1,075	1,276,670
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,315,580
Series 2015A
5.00%, 5/15/21	3,000	3,486,120
NATL Series 1998A
6.00%, 5/15/18	3,305	3,747,374

	Principal Amount (000)	U.S. $ Value
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	$1,500	$1,737,450
Series 2010D
5.25%, 5/15/28	4,145	4,838,832
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,620,079
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24	5,385	6,392,156
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/24	1,955	2,247,742
Series 2014B
5.00%, 3/01/26	2,360	2,734,815
Corona-Norca Unified School District
Series 2015
5.00%, 8/01/18 (a)	1,000	1,118,140
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	2,988,119
East Bay Municipal Utility District Water System Revenue
Series 2012B
5.00%, 6/01/16	2,985	3,111,385
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,679,453
Los Angeles Community College District/CA
Series 2013
3.00%, 8/01/15	2,990	2,996,937
Series 2015A
5.00%, 8/01/25	1,950	2,357,452
Los Angeles County Metropolitan Transportation Authority
Series 2013A
5.00%, 7/01/16-7/01/20	12,305	13,560,956
Series 2013C
5.00%, 7/01/19	1,240	1,424,438
Series 2014
5.00%, 7/01/23	2,145	2,605,424
Los Angeles County Sanitation Districts Financing Authority
Series 2013A
5.00%, 10/01/16	4,000	4,224,600
Los Angeles Department of Water & Power PWR
Series 2012C
4.00%, 1/01/16	7,585	7,654,479
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,264,650
Los Angeles Unified School District/CA
Series 2010K
5.00%, 7/01/18	6,360	7,100,622

	Principal Amount (000)	U.S. $ Value
Series 2010KRY
5.25%, 7/01/25	$160	$187,797
Series 2014C
5.00%, 7/01/27	6,815	8,034,408
Los Angeles Unified School District/CA COP
Series 2010B
5.00%, 12/01/16	635	672,217
AMBAC Series 2007
5.00%, 10/01/16	105	110,506
Palm Springs Unified School District
Series 2013C
3.00%, 8/01/15	1,500	1,503,420
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,854,741
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,706,490
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,347,478
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	300	337,782
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,723,125
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,330,820
San Diego County Water Authority Financing Corp.
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,642,677
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21-5/15/22	7,310	8,338,239
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27	2,000	2,310,100
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	565,710
Series 2011
5.00%, 5/01/17	2,225	2,394,701
Series 2011G
5.00%, 5/01/24	2,470	2,891,382
Series 20122
5.00%, 5/01/27	1,270	1,485,240
NATL Series 2006-32F

	Principal Amount (000)	U.S. $ Value
5.25%, 5/01/18	$675	$754,346
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,893,100
Santa Rosa City Schools
Series 2013
4.00%, 8/01/15	2,500	2,507,525
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,169,132
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	6,051,384
State of California
Series 2008
5.00%, 4/01/17	1,635	1,758,165
Series 2011
5.00%, 10/01/20	1,500	1,758,435
Series 2013
5.00%, 10/01/19-2/01/21	7,185	8,336,471
NATL Series 2007
5.00%, 11/01/23	3,200	3,505,888
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17	12,020	12,970,902
AGM Series 2008H
5.00%, 5/01/17	1,915	2,066,496
University of California
Series 2010U
5.00%, 5/15/18	2,555	2,844,558
Series 2012G
5.00%, 5/15/23	7,400	8,774,254
Series 2013A
5.00%, 5/15/48	6,000	7,215,720
Series 2015A
5.00%, 5/15/21	4,000	4,750,160
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25	1,790	2,053,560
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	5,002,347
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,290,358

		294,386,787

Colorado – 0.4%
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22	690	751,327
Regional Transportation District (Denver Transit Partners LLC)
Series 2010

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/22	$1,150	$1,252,063

		2,003,390

Florida - 0.9%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	580	602,991
Series 2011A-1
5.00%, 6/01/19	2,035	2,288,337
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,500	1,567,380
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/17	150	162,482

		4,621,190

Illinois - 1.5%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	550	563,084
State of Illinois
Series 2010
5.00%, 1/01/18	160	169,306
Series 2012
5.00%, 8/01/15-8/01/23	2,870	3,022,471
Series 2013A
5.00%, 4/01/20	1,415	1,531,865
Series 2014
5.00%, 5/01/25	2,165	2,296,480

		7,583,206

Massachusetts - 0.3%
Commonwealth of Massachusetts
NATL Series 2000E
0.12%, 12/01/30 (b)	1,925	1,806,412

Michigan - 1.2%
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/17	3,370	3,614,392
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,455,075

		6,069,467

New Jersey - 2.7%
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	2,700	2,793,177
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)

	Principal Amount (000)	U.S. $ Value
Series 2014P
5.00%, 6/15/20	$1,350	$1,466,019
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/16	4,275	4,486,955
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 12/15/19	5,000	5,438,900

		14,185,051

Ohio - 0.3%
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	1,445	1,488,437

Puerto Rico - 0.7%
Commonwealth of Puerto Rico
NATL Series 1997
6.50%, 7/01/15	2,860	2,860,000
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,024,280

		3,884,280

Texas - 0.6%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	3,260,799

Washington - 0.5%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,633,619

Total Municipal Obligations (cost $331,716,747)		341,922,638

	Shares
INVESTMENT COMPANIES - 15.4%
Funds and Investment Trusts - 15.4%
iShares Core MSCI Emerging Markets ETF	247,466	11,888,267
SPDR S&P 500 ETF Trust	330,678	68,070,066

Total Investment Companies (cost $77,233,563)		79,958,333

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 1.5%
Financial Institutions - 1.5%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15	$3,000	3,006,885
JPMorgan Chase & Co.

	Contracts	U.S. $ Value
3.15%, 7/05/16	3,115	$3,178,079
Morgan Stanley
1.75%, 2/25/16	1,559	1,565,345

Total Corporates - Investment Grade (cost $7,744,024)		7,750,309

OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (c)(d)	18,962	49,432
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (c)(d)	24,900	464,489

Total Options Purchased - Calls (premiums paid $871,553)		513,921

	Shares
SHORT-TERM INVESTMENTS - 17.3%
Investment Companies - 16.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (e)(f) (cost $85,917,593)	85,917,593	85,917,593

	Principal Amount (000)
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill
Zero Coupon, 9/03/15 (g) (cost $4,099,942)	$4,100	4,099,942

Total Short-Term Investments (cost $90,017,535)		90,017,535

Total Investments - 100.1% (cost $507,811,157) (h)		520,162,736
Other assets less liabilities - (0.1)% (i)		(717,132)

Net Assets - 100.0%		$519,445,604

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	139	September 2015	$5,354,406	$5,324,566	$(29,840)
FTSE 100 Index Futures	34	September 2015	3,558,002	3,469,257	(88,745)
Hang Seng Index Futures	7	July 2015	1,230,982	1,183,170	(47,812)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Russell 2000 E Mini Futures	6	September 2015	$747,361	$750,240	$2,879
S&P 500 E Mini Index Futures	17	September 2015	1,746,620	1,746,240	(380)
S&P Mid 400 E Mini Futures	7	September 2015	1,056,013	1,048,670	(7,343)
SPI 200 Futures	18	September 2015	1,915,178	1,873,825	(41,353)
TOPIX Index Futures	133	September 2015	18,015,171	17,719,206	(295,965)
Sold Contracts
U.S. Long Bond (CBT) Futures	4	September 2015	604,721	603,375	1,346
U.S. T-Note 5 Yr (CBT) Futures	85	September 2015	10,122,179	10,136,914	(14,735)
U.S. T-Note 10 Yr (CBT) Futures	78	September 2015	9,825,447	9,841,406	(15,959)
U.S. Ultra Bond (CBT) Futures	7	September 2015	1,073,833	1,078,438	(4,605)

					$(542,512)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	768	EUR	677	8/13/15	$(12,529)
HSBC Bank USA	AUD	3,015	USD	2,399	8/13/15	77,629
Morgan Stanley & Co., Inc.	CHF	478	USD	514	8/13/15	2,124
Standard Chartered Bank	EUR	4,256	USD	4,833	8/13/15	85,810
Standard Chartered Bank	USD	997	GBP	654	8/13/15	30,752
Standard Chartered Bank	USD	5,230	JPY	624,462	8/13/15	(124,586)
State Street Bank & Trust Co.	USD	2,636	CHF	2,399	8/13/15	(65,832)
State Street Bank & Trust Co.	USD	628	EUR	554	8/13/15	(10,272)
UBS AG	EUR	1,490	USD	1,668	8/13/15	5,688

						$(11,216)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,000	10/23/17	1.658%	CPI	#	$(268,867)
Barclays Bank PLC	10,000	10/23/19	1.873%	CPI	#	(211,172)
Barclays Bank PLC	5,000	10/23/26	2.310%	CPI	#	(176,860)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(43,382)
Citibank	8,000	10/23/21	2.039%	CPI	#	(206,475)
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(236,522)

						$(1,143,278)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Citibank
MSCI Daily TR Net EAFE	2,738	LIBOR Plus 0.27%	USD	$14,508	5/16/16	$(450,676)
Goldman Sachs International
Russell 2000 Total Return Index	425	LIBOR Minus 0.55%	USD	2,488	3/15/16	44,537
Standard and Poor’s Midcap 400 Index	1,584	LIBOR Plus 0.09%	USD	3,381	4/15/16	(4,173)

						$(410,312)

(a)	When-Issued or delayed delivery security.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of this security amounted to $1,806,412 or 0.35% of net assets.
(c)	Non-income producing security.
(d)	One contract relates to 1 share.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,947,139 and gross unrealized depreciation of investments was $(1,595,560), resulting in net unrealized appreciation of $12,351,579.
(i)	An amount of U.S. $2,141,671 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange

LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	– 0	–	340,833,529		1,089,109		341,922,638
Investment Companies	79,958,333		– 0	–	– 0	–	79,958,333
Corporates - Investment Grade	– 0	–	7,750,309		– 0	–	7,750,309
Options Purchased - Calls	– 0	–	513,921		– 0	–	513,921
Short-Term Investments:
Investment Companies	85,917,593		– 0	–	– 0	–	85,917,593
U.S. Treasury Bills	– 0	–	4,099,942		– 0	–	4,099,942

Total Investments in Securities	165,875,926		353,197,701		1,089,109		520,162,736
Other Financial Instruments* :
Assets:
Futures	4,225		– 0	–	– 0	–	4,225
Forward Currency Exchange Contracts	– 0	–	202,003		– 0	–	202,003
Total Return Swaps	– 0	–	44,537		– 0	–	44,537
Liabilities:
Futures	(43,022)		(503,715)		– 0	–	(546,737)
Forward Currency Exchange Contracts	– 0	–	(213,219)		– 0	–	(213,219)
Inflation (CPI) Swaps	– 0	–	(1,143,278)		– 0	–	(1,143,278)
Total Return Swaps	– 0	–	(454,849)		– 0	–	(454,849)

Total+	$165,837,129		$351,129,180		$1,089,109		$518,055,418

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$853,375		$853,375
Accrued discounts/(premiums)	(4,749)		(4,749)
Realized gain (loss)	333		333
Change in unrealized appreciation/depreciation	16,855		16,855
Purchases	338,295		338,295
Sales	(115,000)		(115,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	1,089,109		1,089,109

Net change in unrealized appreciation/depreciationfrom Investments held as of 6/30/15	$6,989		$6,989

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.6%
Long-Term Municipal Bonds - 64.6%
New York - 51.3%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,982,136
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,074,640
Central Islip Union Free School District
Series 2013
4.00%, 7/15/15	700	700,973
5.00%, 7/15/19	750	859,110
City of New York NY
Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,279,381
Series 2010H-2
5.00%, 6/01/19	1,220	1,386,225
Series 2012I
5.00%, 8/01/16	2,430	2,548,900
Series 2014A
5.00%, 8/01/28	1,285	1,484,406
Series 2014J
5.00%, 8/01/27	1,085	1,263,656
AMBAC Series 2011H4
5.00%, 8/01/15	2,860	2,871,583
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,304,920
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,354,528
Series 2014A
5.00%, 4/01/25	4,775	5,531,790
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	815,773
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
4.75%, 1/01/20	450	449,816
Long Island Power Authority
NATL Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	1,335	1,390,896
Metropolitan Transportation Authority
Series 2011B-1
5.00%, 11/15/15	1,400	1,423,800
Series 2011C
5.00%, 11/15/25	6,505	7,513,275
Series 2012F
5.00%, 11/15/25	1,000	1,164,130
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,845,478
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/23-11/15/26	$9,840	$11,594,899
Nassau County Interim Finance Authority
Series 2012A
5.00%, 11/15/16	9,035	9,588,484
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,143,220
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	580,975
Series 2011GG
5.00%, 6/15/26	8,070	9,375,645
Series 2015G
5.00%, 6/15/27	2,885	3,410,445
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	5,101,756
Series 2010I-2
5.00%, 11/01/19	2,000	2,305,260
Series 2011B
5.00%, 2/01/21	4,110	4,808,700
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,142,240
Series 2014B
5.00%, 11/01/26	4,000	4,727,920
Series 2014C
5.00%, 11/01/17 (Pre-refunded/ETM)	2,360	2,584,436
5.00%, 11/01/17	980	1,071,777
Series 2015C
4.00%, 11/01/17	2,885	3,089,806
5.00%, 11/01/28	2,145	2,515,420
New York Local Government Assistance Corp.
Series 2007A
5.00%, 4/01/16	1,030	1,065,803
Series 2010B
5.00%, 4/01/20	4,045	4,711,980
Series 2012A
5.00%, 4/01/16	3,735	3,864,829
New York State Dormitory Authority (Fordham University)
Series 2011B
5.00%, 7/01/41	5,000	5,211,900
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	714,273
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,911,314
AGM Series 2015
5.00%, 10/01/22	2,725	3,206,807
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	4,635	5,135,256

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 12/15/21-12/15/22	$3,965	$4,703,334
Series 2014A
5.00%, 2/15/28	2,035	2,355,065
Series 2014C
5.00%, 3/15/29	3,000	3,448,500
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,172,770
Series 2015A
5.00%, 7/01/18	3,440	3,813,722
New York State Dormitory Authority (State University of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,274,016
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.513%, 4/01/34 (a)	3,225	3,027,672
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	2,037,549
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,848,168
Series 2012A
5.00%, 4/01/20	1,975	2,292,778
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,837,256
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,237,235
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/20	1,970	2,275,389
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,930,755
Series 20131-80
5.00%, 6/01/21	2,500	2,947,600
Series 2014
5.00%, 9/01/28	3,615	4,109,171
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25	3,750	4,563,263
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	890	882,684

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp/NY (Tobacco Settlement Financing Corp/NY State Lease)
Series 2013B
5.00%, 6/01/20	$9,650	$10,064,853
Town of Hempstead NY
Series 2012
4.00%, 8/15/15	2,570	2,581,899
Triborough Bridge & Tunnel Authority
Series 2008C
5.00%, 11/15/16	5,000	5,297,850
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,764,611

		210,574,701

Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	1,000	1,099,800

Arizona - 0.7%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement-Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,912,402

Colorado - 1.3%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,734,987
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22	600	653,328
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,197,449

		5,585,764

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,398,179

Florida - 3.0%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,882,445
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	1,155	1,200,784
Series 2012A-1
5.00%, 6/01/21	2,840	3,266,000

	Principal Amount (000)	U.S. $ Value
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	$1,710	$1,855,299
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,885	1,969,674
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	189,530

		12,363,732

Idaho - 0.2%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	660	662,033

Illinois - 2.2%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	475	486,300
State of Illinois
Series 2010
5.00%, 1/01/18	160	169,306
Series 2012
5.00%, 8/01/15	2,320	2,327,610
Series 2014
5.00%, 5/01/22	1,000	1,078,290
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,931,111
Series 2013
4.00%, 6/15/16	2,915	3,009,038

		9,001,655

Michigan - 1.4%
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,726,961

New Jersey - 1.4%
New Jersey State Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,056,878
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,735,784

		5,792,662

Pennsylvania - 1.1%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	230,294

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/24	$4,000	$4,497,640

		4,727,934

Puerto Rico - 0.5%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/16	1,945	1,953,791

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,644,908

Total Municipal Obligations (cost $257,912,182)		265,444,522

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Aug 2015, Exercise Price: $ 2,190.00 (b)(c)	14,941	38,950
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,135.00 (b)(c)	19,800	369,352

Total Options Purchased - Calls (premiums paid $871,553)		408,302

	Shares
INVESTMENT COMPANIES - 15.4%
Funds and Investment Trusts - 15.4%
iShares Core MSCI Emerging Markets ETF	196,444	9,437,170
SPDR S&P 500 ETF Trust	261,728	53,876,709

Total Investment Companies (cost $61,075,459)		63,313,879

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 1.3%
Financial Institutions - 1.3%
Banking - 1.3%
Bank of America Corp.
1.50%, 10/09/15	$2,626	2,632,027
JPMorgan Chase & Co.
1.35%, 2/15/17	2,645	2,647,309

Total Corporates - Investment Grade (cost $5,270,918)		5,279,336

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 18.1%
Investment Companies - 17.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (d)(e)
(cost $71,231,796)	71,231,796	$71,231,796

	Principal Amount (000)
U.S. Treasury Bills - 0.7%
U.S. Treasury Bill
Zero Coupon, 9/03/15 (f) (cost $2,999,957)	$3,000	2,999,957

Total Short-Term Investments (cost $74,231,753)		74,231,753

Total Investments - 99.5% (cost $399,361,865) (g)		408,677,792
Other assets less liabilities - 0.5% (h)		2,062,167

Net Assets - 100.0%		$410,739,959

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	95	September 2015	$3,659,486	$3,639,092	$(20,394)
FTSE 100 Index Futures	23	September 2015	2,406,884	2,346,850	(60,034)
Hang Seng Index Futures	5	July 2015	879,272	845,121	(34,151)
Russell 2000 Mini Futures	5	September 2015	622,801	625,200	2,399
S&P 500 E Mini Index Futures	15	September 2015	1,541,135	1,540,800	(335)
S&P Mid 400 E Mini Futures	5	September 2015	754,295	749,050	(5,245)
SPI 200 Futures	13	September 2015	1,383,184	1,353,318	(29,866)
TOPIX Index Futures	103	September 2015	13,947,039	13,722,392	(224,647)
Sold Contracts
U.S. Long Bond (CBT) Futures	4	September 2015	604,721	603,375	1,346
U.S. T-Note 5 Yr (CBT) Futures	67	September 2015	7,978,659	7,990,273	(11,614)
U.S. T-Note 10 Yr (CBT) Futures	43	September 2015	5,416,593	5,425,391	(8,798)
U.S. Ultra Bond (CBT) Futures	3	September 2015	460,214	462,188	(1,974)

					$(393,313)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	589	EUR	519	8/13/15	$(9,605)
HSBC Bank USA	AUD	2,465	USD	1,961	8/13/15	63,468
Standard Chartered Bank	EUR	3,685	USD	4,185	8/13/15	74,297
Standard Chartered Bank	USD	492	GBP	323	8/13/15	15,188
Standard Chartered Bank	USD	3,769	JPY	450,038	8/13/15	(89,786)
State Street Bank & Trust Co.	USD	1,910	CHF	1,738	8/13/15	(47,693)
State Street Bank & Trust Co.	USD	548	EUR	483	8/13/15	(8,956)
UBS AG	AUD	517	USD	397	8/13/15	(1,444)
UBS AG	EUR	1,170	USD	1,310	8/13/15	4,466

						$(65)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(179,244)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(126,704)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(141,488)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(43,382)
Citibank	5,000	10/23/21	2.039%	CPI	#	(129,047)
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(236,522)

						$(856,387)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
MSCI Daily TR Net EAFE Index	2,412	LIBOR Plus 0.27%	$12,781	5/16/16	$(397,016)
Goldman Sachs International
Russell 2000 Total Return Index	335	LIBOR Minus 0.55%	1,961	3/15/16	35,105
Standard and Poor’s Midcap 400 Index	93	LIBOR Plus 0.07%	199	3/15/16	(535)
Standard and Poor’s Midcap 400 Index	1,156	LIBOR Plus 0.09%	2,467	4/15/16	(3,057)

					$(365,503)

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2015 and the aggregate market value of this security amounted to $3,027,672 or 0.74% of net assets.
(b)	Non-income producing security.

(c)	One contract relates to 1 share.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,770,313 and gross unrealized depreciation of investments was $(1,454,386), resulting in net unrealized appreciation of $9,315,927.
(h)	An amount of U.S.$1,550,960 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

As of June 30, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.5% and 0.5%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$261,094,909		$4,349,613		$265,444,522
Options Purchased - Calls		– 0	–	408,302		– 0	–	408,302
Investment Companies		63,313,879		– 0	–	– 0	–	63,313,879
Corporates - Investment Grade		– 0	–	5,279,336		– 0	–	5,279,336
Short-Term Investments:
Investment Companies		71,231,796		– 0	–	– 0	–	71,231,796
U.S. Treasury Bills		– 0	–	2,999,957		– 0	–	2,999,957

Total Investments in Securities		134,545,675		269,782,504		4,349,613		408,677,792
Other Financial Instruments* :
Assets:
Futures		3,745		– 0	–	– 0	–	3,745
Forward Currency Exchange Contracts		– 0	–	157,419		– 0	–	157,419
Total Return Swaps		– 0	–	35,105		– 0	–	35,105
Liabilities:
Futures		(27,966)		(369,092)		– 0	–	(397,058)
Forward Currency Exchange Contracts		– 0	–	(157,484)		– 0	–	(157,484)
Inflation (CPI) Swaps		– 0	–	(856,387)		– 0	–	(856,387)
Total Return Swaps		– 0	–	(400,608)		– 0	–	(400,608)

Total+		$134,521,454		$268,191,457		$4,349,613		$407,062,524

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$5,280,423		$5,280,423
Accrued discounts/(premiums)	(38,078)		(38,078)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(6,942)		(6,942)
Purchases	3,069,210		3,069,210
Sales	(3,955,000)		(3,955,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/15	$4,349,613		$4,349,613

Net change in unrealized appreciation/depreciation investments held as of 6/30/15	$(6,662)		$(6,662)

As of June 30, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 21, 2015